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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – September 30, 2011

Item 1.	Schedule of Investments

2011 QUARTERLY REPORT

Russell Investment Funds

SEPTEMBER 30, 2011

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Global Real Estate Securities Fund (formerly Real Estate Securities Fund)

Russell Investment Funds

Russell Investment Funds is a series investment company with 10 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2011 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.8%
Consumer Discretionary - 15.1%
Abercrombie & Fitch Co. Class A	3,000	185
Amazon.com, Inc. (Æ)	16,115	3,484
American Eagle Outfitters, Inc.	68,300	800
Apollo Group, Inc. Class A (Æ)	11,800	467
Avon Products, Inc.	34,000	666
Bed Bath & Beyond, Inc. (Æ)	38,057	2,181
BorgWarner, Inc. (Æ)	4,400	266
CBS Corp. Class B	48,600	991
Chico’s FAS, Inc.	2,800	32
Chipotle Mexican Grill, Inc. Class A (Æ)	600	182
Choice Hotels International, Inc.	2,000	59
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	1,000	9
Coach, Inc.	18,400	954
Comcast Corp. Class A	6,200	130
Costco Wholesale Corp.	12,600	1,035
DIRECTV, Inc. Class A (Æ)	10,090	426
DISH Network Corp. Class A (Æ)	3,300	83
eBay, Inc. (Æ)	17,800	525
Embraer SA - ADR (Æ)	19,300	490
Estee Lauder Cos., Inc. (The) Class A	6,589	579
Ford Motor Co. (Æ)	103,021	996
Gap, Inc. (The)	49,900	810
General Motors Co. (Æ)	20,500	414
Hanesbrands, Inc. (Æ)	16,000	400
Harman International Industries, Inc.	2,900	83
Home Depot, Inc.	77,204	2,537
Hyatt Hotels Corp. Class A (Æ)	4,200	132
International Game Technology	5,400	78
Johnson Controls, Inc.	97,458	2,571
Kohl’s Corp.	15,800	776
Las Vegas Sands Corp. (Æ)	51,497	1,974
Limited Brands, Inc.	11,910	459
Lowe’s Cos., Inc.	132,542	2,564
Macy’s, Inc.	44,128	1,161
McDonald’s Corp.	31,501	2,767
McGraw-Hill Cos., Inc. (The)	3,400	139
Newell Rubbermaid, Inc.	10,400	123
Nielsen Holdings NV (Æ)	44,073	1,149
Nike, Inc. Class B	16,300	1,393
Omnicom Group, Inc.	21,200	781
priceline.com, Inc. (Æ)	2,186	983
Stanley Black & Decker, Inc.	10,926	537
Starbucks Corp.	73,787	2,752
Starwood Hotels & Resorts Worldwide, Inc. (ö)	12,500	485
Target Corp.	14,500	711
TE Connectivity, Ltd.	51,205	1,441
Tesla Motors, Inc. (Æ)(Ñ)	8,500	207
Tiffany & Co.	15,000	912
Time Warner, Inc.	105,307	3,156
TJX Cos., Inc.	24,693	1,370
Viacom, Inc. Class A	67,349	2,609
Wal-Mart Stores, Inc.	27,300	1,417
Williams-Sonoma, Inc.	3,200	99

	Principal Amount ($) or Shares	Market Value $
Yum! Brands, Inc.	8,000	395

		51,925

Consumer Staples - 9.8%
Archer-Daniels-Midland Co.	58,800	1,459
Campbell Soup Co. (Ñ)	7,300	236
Clorox Co.	6,300	418
Coca-Cola Co. (The)	109,612	7,405
Coca-Cola Enterprises, Inc.	7,800	194
Colgate-Palmolive Co.	18,500	1,641
ConAgra Foods, Inc.	32,400	785
CVS Caremark Corp.	22,300	749
Green Mountain Coffee Roasters, Inc. (Æ)	2,100	195
Hershey Co. (The)	15,427	914
HJ Heinz Co.	7,700	389
Kellogg Co.	2,800	149
Kraft Foods, Inc. Class A	93,745	3,148
Kroger Co. (The)	20,000	439
Lorillard, Inc.	4,180	463
Mead Johnson Nutrition Co. Class A	7,200	496
PepsiCo, Inc.	71,259	4,411
Philip Morris International, Inc.	6,200	387
Procter & Gamble Co. (The)	119,062	7,521
Safeway, Inc.	32,400	539
Sara Lee Corp.	11,900	195
Walgreen Co.	4,200	138
Whole Foods Market, Inc.	18,639	1,217

		33,488

Energy - 10.6%
Alpha Natural Resources, Inc. (Æ)	8,500	150
Anadarko Petroleum Corp.	8,700	549
Apache Corp.	10,598	850
Arch Coal, Inc.	29,900	436
Baker Hughes, Inc.	4,000	185
Cabot Oil & Gas Corp.	9,983	618
Cameron International Corp. (Æ)	16,100	669
Chevron Corp.	18,100	1,674
Cloud Peak Energy, Inc. (Æ)	2,800	47
Devon Energy Corp.	45,841	2,541
Dresser-Rand Group, Inc. (Æ)	19,200	778
El Paso Corp.	55,116	963
Ensco PLC - ADR	11,890	481
EOG Resources, Inc.	13,996	994
EQT Corp.	4,500	240
Exxon Mobil Corp.	60,850	4,419
Halliburton Co.	75,070	2,291
Helmerich & Payne, Inc.	2,200	89
Hess Corp.	22,158	1,163
Kinder Morgan, Inc. (Ñ)	57,430	1,487
Marathon Oil Corp.	67,569	1,458
Marathon Petroleum Corp.	49,527	1,340
Murphy Oil Corp.	21,600	954
National Oilwell Varco, Inc.	28,519	1,460
Noble Energy, Inc.	3,300	234
Occidental Petroleum Corp.	57,531	4,114
Patterson-UTI Energy, Inc.	10,800	187

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Pioneer Natural Resources Co. (Ñ)	15,852	1,043
QEP Resources, Inc.	6,000	162
Range Resources Corp.	8,100	474
Schlumberger, Ltd.	23,500	1,404
SM Energy Co.	2,600	158
Southwestern Energy Co. (Æ)	22,700	757
Statoil ASA - ADR (Ñ)	33,500	722
Total SA - ADR	9,700	426
Transocean, Ltd.	8,100	387
Unit Corp. (Æ)	1,800	66
Valero Energy Corp.	1,700	30
Williams Cos., Inc. (The)	7,913	193

		36,193

Financial Services - 12.5%
ACE, Ltd.	7,900	479
Allied World Assurance Co. Holdings AG	4,400	236
Allstate Corp. (The)	47,388	1,122
American Express Co.	55,381	2,487
Ameriprise Financial, Inc.	5,900	232
Assurant, Inc.	10,100	362
Bank of New York Mellon Corp. (The)	56,000	1,041
BB&T Corp.	126,931	2,707
Berkshire Hathaway, Inc. Class B (Æ)	800	57
BlackRock, Inc. Class A	9,230	1,366
Capital One Financial Corp.	10,194	404
Chubb Corp.	7,600	456
Citigroup, Inc.	24,000	615
City National Corp.	3,300	125
Discover Financial Services	43,987	1,009
Extra Space Storage, Inc. (ö)	5,500	102
Fair Isaac Corp.	3,100	68
Federated Investors, Inc. Class B (Ñ)	20,800	365
Hartford Financial Services Group, Inc.	37,500	605
Hospitality Properties Trust (ö)	6,300	134
Huntington Bancshares, Inc.	165,529	794
Interactive Brokers Group, Inc. Class A	11,100	155
Jefferies Group, Inc.	20,400	253
Jones Lang LaSalle, Inc.	1,300	67
JPMorgan Chase & Co.	201,617	6,073
KeyCorp	63,300	375
Liberty Property Trust (Ñ)(ö)	5,100	148
Lincoln National Corp.	46,900	733
LPL Investment Holdings, Inc. (Æ)	5,000	127
LTC Properties, Inc. (ö)	3,400	86
Mastercard, Inc. Class A	4,168	1,322
Mercury General Corp.	11,600	445
MetLife, Inc.	122,291	3,426
Moody’s Corp.	10,700	326
Morgan Stanley	72,400	977
Northern Trust Corp.	24,899	871
NYSE Euronext	28,829	670
People’s United Financial, Inc.	30,100	343
PNC Financial Services Group, Inc.	11,400	549
Progressive Corp. (The)	23,100	410
Protective Life Corp.	3,300	52
Prudential Financial, Inc.	24,600	1,153

	Principal Amount ($) or Shares	Market Value $
RLI Corp.	600	38
Sovran Self Storage, Inc. (ö)	1,200	45
SunTrust Banks, Inc.	31,800	571
Travelers Cos., Inc. (The)	9,600	468
US Bancorp	84,831	1,997
Valley National Bancorp (Ñ)	35,150	372
Visa, Inc. Class A	26,557	2,276
Webster Financial Corp.	2,500	38
Wells Fargo & Co.	134,472	3,244
Weyerhaeuser Co. (ö)	25,514	397

		42,773

Health Care - 11.3%
Abbott Laboratories	49,000	2,506
Aetna, Inc.	10,800	393
Allergan, Inc.	46,362	3,820
AmerisourceBergen Corp. Class A	34,352	1,280
Amgen, Inc.	8,700	478
Baxter International, Inc.	18,300	1,027
Biogen Idec, Inc. (Æ)	4,500	419
Boston Scientific Corp. (Æ)	59,800	353
Cardinal Health, Inc.	5,500	230
Centene Corp. (Æ)	1,900	54
Cerner Corp. (Æ)	8,700	596
Cigna Corp.	1,900	80
Covance, Inc. (Æ)	1,200	55
Covidien PLC	26,500	1,169
Eli Lilly & Co.	15,900	588
Gilead Sciences, Inc. (Æ)	11,620	451
Hill-Rom Holdings, Inc.	1,500	45
Hologic, Inc. (Æ)	19,700	300
Hospira, Inc. (Æ)	14,700	544
Humana, Inc.	5,740	417
Johnson & Johnson	80,850	5,150
Medco Health Solutions, Inc. (Æ)	15,600	731
Medicis Pharmaceutical Corp. Class A	1,500	55
Medtronic, Inc.	23,916	795
Merck & Co., Inc.	57,691	1,887
Pfizer, Inc.	380,342	6,724
Sanofi - ADR	36,650	1,202
Stryker Corp.	45,005	2,121
Teva Pharmaceutical Industries, Ltd. - ADR	11,250	419
Thermo Fisher Scientific, Inc. (Æ)	19,980	1,012
UnitedHealth Group, Inc.	9,990	461
Valeant Pharmaceuticals International, Inc.	8,710	324
Vertex Pharmaceuticals, Inc. (Æ)	8,300	370
Warner Chilcott PLC Class A (Æ)	48,700	697
Watson Pharmaceuticals, Inc. Class B (Æ)	19,772	1,349
WellPoint, Inc.	6,400	418
Zimmer Holdings, Inc. (Æ)	4,700	251

		38,771

Materials and Processing - 3.2%
Alcoa, Inc.	15,200	145
Bemis Co., Inc.	16,200	475
Celanese Corp. Class A	7,100	231
EI du Pont de Nemours & Co.	28,310	1,131
Freeport-McMoRan Copper & Gold, Inc.	6,000	183

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Huntsman Corp.	57,600	557
MeadWestvaco Corp.	10,200	251
Monsanto Co.	56,171	3,373
Nucor Corp.	18,500	585
Packaging Corp. of America	10,688	249
Potash Corp. of Saskatchewan, Inc.	30,840	1,333
Precision Castparts Corp.	2,900	451
Sealed Air Corp.	39,700	663
Steel Dynamics, Inc.	45,600	452
Vulcan Materials Co. (Ñ)	24,500	675
WR Grace & Co. (Æ)	2,200	73

		10,827

Producer Durables - 10.3%
Accenture PLC Class A	55,942	2,946
Agilent Technologies, Inc. (Æ)	13,302	416
AO Smith Corp.	1,900	61
Boeing Co. (The)	28,538	1,726
Booz Allen Hamilton Holding Corp. Class A (Æ)	7,500	112
Caterpillar, Inc.	21,844	1,613
Chicago Bridge & Iron Co. NV	3,100	89
Con-way, Inc.	2,500	55
Cooper Industries PLC	4,500	208
CSX Corp.	16,000	299
Cummins, Inc.	5,510	450
Danaher Corp.	19,400	814
Deere & Co.	16,896	1,091
Eaton Corp.	2,000	71
Emerson Electric Co.	38,600	1,595
FedEx Corp.	28,459	1,926
Fluor Corp.	19,262	896
General Dynamics Corp.	17,712	1,007
General Electric Co.	109,200	1,664
Harsco Corp.	20,300	394
Honeywell International, Inc.	65,016	2,854
Illinois Tool Works, Inc.	19,300	803
Kansas City Southern (Æ)	1,700	85
KBR, Inc.	10,200	241
Lockheed Martin Corp.	11,600	843
Manpower, Inc.	16,700	562
Navistar International Corp. (Æ)	1,900	61
Norfolk Southern Corp.	4,000	244
Parker Hannifin Corp.	11,200	707
Pentair, Inc.	33,814	1,082
Pitney Bowes, Inc. (Ñ)	29,800	560
Raytheon Co.	9,600	392
Republic Services, Inc. Class A	22,600	634
Rockwell Automation, Inc.	21,200	1,187
Rockwell Collins, Inc.	2,331	123
RR Donnelley & Sons Co.	30,000	424
Ryder System, Inc.	4,200	158
SPX Corp.	9,200	417
Synopsys, Inc. (Æ)	11,800	287
Terex Corp. (Æ)	10,600	109
Textron, Inc.	6,000	106
Tidewater, Inc.	11,300	475

	Principal Amount ($) or Shares	Market Value $
Union Pacific Corp.	6,450	527
United Continental Holdings, Inc. (Æ)	38,600	748
United Parcel Service, Inc. Class B	35,589	2,248
United Technologies Corp.	22,900	1,611
UTi Worldwide, Inc.	2,800	37
Verisk Analytics, Inc. Class A (Æ)	5,000	174
Xerox Corp.	40,000	279

		35,411

Technology - 18.4%
Acme Packet, Inc. (Æ)	6,560	279
Altera Corp.	31,200	984
Amphenol Corp. Class A	19,619	800
Apple, Inc. (Æ)	25,167	9,594
Applied Materials, Inc.	166,647	1,725
Avago Technologies, Ltd.	40,500	1,328
BCE, Inc.	50,900	1,907
Broadcom Corp. Class A	13,900	463
Check Point Software Technologies, Ltd. (Æ)(Ñ)	12,200	644
Cisco Systems, Inc.	168,400	2,608
Citrix Systems, Inc. (Æ)	14,500	791
Cognizant Technology Solutions Corp. Class A (Æ)	11,633	729
Dell, Inc. (Æ)	11,400	161
Diebold, Inc.	10,900	300
Electronic Arts, Inc. (Æ)	61,300	1,253
EMC Corp. (Æ)	36,500	766
Google, Inc. Class A (Æ)	9,587	4,931
Harris Corp.	9,200	314
Hewlett-Packard Co.	25,400	570
Integrated Device Technology, Inc. (Æ)	29,000	149
Intel Corp.	98,500	2,101
International Business Machines Corp.	14,338	2,510
Koninklijke Philips Electronics NV (Ñ)	33,000	592
Linear Technology Corp.	20,900	578
LSI Corp. (Æ)	53,500	277
Marvell Technology Group, Ltd. (Æ)	11,300	164
Maxim Integrated Products, Inc.	35,600	831
Mentor Graphics Corp. (Æ)	5,200	50
Microsoft Corp.	189,150	4,709
Motorola Solutions, Inc.	10,842	454
NCR Corp. (Æ)	6,100	103
NetApp, Inc. (Æ)	24,041	816
NXP Semiconductor NV (Æ)	5,200	73
Oracle Corp.	106,063	3,048
PMC - Sierra, Inc. (Æ)	17,000	102
QUALCOMM, Inc.	117,879	5,733
Rackspace Hosting, Inc. (Æ)	4,700	160
Red Hat, Inc. (Æ)	12,100	511
Riverbed Technology, Inc. (Æ)	9,100	182
Salesforce.com, Inc. (Æ)	10,170	1,162
SanDisk Corp. (Æ)	14,768	595
Silicon Laboratories, Inc. (Æ)	1,800	60
Spansion, Inc. Class A (Æ)	11,400	139
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	37,600	430

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Teradata Corp. (Æ)	8,200		439
Texas Instruments, Inc.	145,795		3,885
VeriFone Systems, Inc. (Æ)	6,800		238
VMware, Inc. Class A (Æ)	7,600		611
Vodafone Group PLC - ADR	97,900		2,512

			63,361

Utilities - 2.6%
American Electric Power Co., Inc.	4,600		175
AT&T, Inc.	50,900		1,451
Calpine Corp. (Æ)	56,289		793
Edison International	11,600		444
Encana Corp.	15,900		305
Entergy Corp.	6,600		438
Exelon Corp.	23,400		997
Frontier Communications Corp.	65,200		398
MDU Resources Group, Inc.	22,600		434
NextEra Energy, Inc.	28,715		1,551
NII Holdings, Inc. (Æ)	2,300		62
NV Energy, Inc.	22,600		332
PG&E Corp.	8,700		368
PPL Corp.	8,500		243
Public Service Enterprise Group, Inc.	6,200		207
Telephone & Data Systems, Inc.	7,900		168
Verizon Communications, Inc.	16,000		589

			8,955

Total Common Stocks (cost $324,580)			321,704

Short-Term Investments - 6.1%
Russell U.S. Cash Management Fund	20,753,068	(¥)	20,753

Total Short-Term Investments (cost $20,753)			20,753

Other Securities - 1.5%
Russell Investment Funds Liquidating Trust (×)	104,097	(¥)	141
Russell U.S. Cash Collateral Fund (×)	5,118,436	(¥)	5,118

Total Other Securities (cost $5,223)			5,259

Total Investments - 101.4% (identified cost $350,556)			347,716

Other Assets and Liabilities, Net - (1.4%)			(4,884)

Net Assets - 100.0%			342,832

See accompanying notes which are an integral part of the quarterly report.

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures	37	USD	2,297	12/11	(94)
S&P 500 E-Mini Index Futures (CME)	274	USD	15,426	12/11	(660)
S&P 500 Index Futures (CME)	7	USD	1,971	12/11	(108)
S&P Midcap 400 E-Mini Index Futures (CME)	21	USD	1,636	12/11	(102)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(964)

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$51,925	$—	$—	$51,925
Consumer Staples	33,488	—	—	33,488
Energy	36,193	—	—	36,193
Financial Services	42,773	—	—	42,773
Health Care	38,771	—	—	38,771
Materials and Processing	10,827	—	—	10,827
Producer Durables	35,411	—	—	35,411
Technology	63,361	—	—	63,361
Utilities	8,955	—	—	8,955
Short-Term Investments	—	20,753	—	20,753
Other Securities	—	5,259	—	5,259

Total Investments	321,704	26,012	—	347,716

Other Financial Instruments
Futures Contracts	(964)	—	—	(964)

Total Other Financial Instruments*	$(964)	$—	$—	$(964)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

Multi-Style Equity Fund	7

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.1%
Consumer Discretionary - 11.3%
Aaron’s, Inc. Class A	3,600	91
Abercrombie & Fitch Co. Class A	6,796	418
Amerco, Inc. (Æ)	5,442	339
American Eagle Outfitters, Inc.	14,044	165
Arctic Cat, Inc. (Æ)	11,500	167
Ascena Retail Group, Inc. (Æ)	9,015	244
Bebe Stores, Inc.	33,570	225
Big 5 Sporting Goods Corp.	700	4
BJ’s Restaurants, Inc. (Æ)	6,260	276
Callaway Golf Co.	48,198	249
Cenveo, Inc. (Æ)	12,200	37
Charming Shoppes, Inc. (Æ)	26,400	69
Chico’s FAS, Inc.	6,200	71
Choice Hotels International, Inc.	6,400	190
Christopher & Banks Corp.	54,255	192
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	6,015	56
Conn’s, Inc. (Æ)(Ñ)	1,100	8
Cooper Tire & Rubber Co.	16,740	182
Crocs, Inc. (Æ)	24,593	582
CSS Industries, Inc.	1,100	18
Dick’s Sporting Goods, Inc. (Æ)	11,288	378
Dollar Tree, Inc. (Æ)	9,100	684
DSW, Inc. Class A	5,115	236
Finish Line, Inc. (The) Class A	7,727	154
Foot Locker, Inc.	30,900	621
Fossil, Inc. (Æ)	6,300	511
Fred’s, Inc. Class A	22,090	235
Gentex Corp.	33,564	808
Group 1 Automotive, Inc.	9,440	336
Harman International Industries, Inc.	8,600	246
Hillenbrand, Inc.	18,000	331
HOT Topic, Inc.	40,400	309
Hyatt Hotels Corp. Class A (Æ)	2,800	88
International Game Technology	2,500	36
Interpublic Group of Cos., Inc. (The)	8,455	61
Jones Group, Inc. (The)	51,310	473
Kenneth Cole Productions, Inc. Class A (Æ)	20,509	220
Knology, Inc. (Æ)	2,600	34
Leapfrog Enterprises, Inc. Class A (Æ)	10,000	34
Lear Corp.	2,800	120
Lincoln Educational Services Corp.	4,800	39
LKQ Corp. (Æ)	28,526	689
MDC Holdings, Inc. (Ñ)	8,490	144
Men’s Wearhouse, Inc. (The)	5,653	147
Meredith Corp. (Ñ)	20,570	466
Movado Group, Inc.	3,900	48
Multimedia Games Holding Co., Inc. (Æ)	2,400	10
Newell Rubbermaid, Inc.	2,000	24
NVR, Inc. (Æ)	270	163
Oxford Industries, Inc.	8,010	275
Panera Bread Co. Class A (Æ)	5,172	538
Papa John’s International, Inc. (Æ)	2,500	76
Polaris Industries, Inc.	5,240	262

	Principal Amount ($) or Shares	Market Value $
Pool Corp.	9,183	240
RadioShack Corp.	30,580	355
Regis Corp.	24,150	340
Rick’s Cabaret International, Inc. (Æ)	900	6
Ross Stores, Inc.	6,980	549
Sally Beauty Holdings, Inc. (Æ)	1,400	23
Skechers U.S.A., Inc. Class A (Æ)	9,730	137
Sotheby’s Class A	4,536	125
Standard Motor Products, Inc.	20,800	270
Steven Madden, Ltd. (Æ)	17,601	529
Stewart Enterprises, Inc. Class A	23,100	137
Superior Industries International, Inc.	8,427	130
Tempur-Pedic International, Inc. (Æ)	3,647	192
Texas Roadhouse, Inc. Class A	2,200	29
Tiffany & Co.	1,492	91
Vail Resorts, Inc. (Ñ)	1,800	68
Wendy’s Co. (The)	61,320	281
Williams-Sonoma, Inc.	20,960	645
Wolverine World Wide, Inc.	23,651	786
Wyndham Worldwide Corp.	12,500	356
XO Group, Inc. (Æ)	1,600	13

		17,681

Consumer Staples - 3.0%
Andersons, Inc. (The)	7,563	255
Cal-Maine Foods, Inc.	2,920	92
Chiquita Brands International, Inc. (Æ)	16,900	141
Church & Dwight Co., Inc.	7,200	318
Constellation Brands, Inc. Class A (Æ)	23,900	430
Corn Products International, Inc.	15,200	596
Dean Foods Co. (Æ)	32,600	289
Fresh Del Monte Produce, Inc.	6,555	152
Herbalife, Ltd.	3,788	203
Nash Finch Co.	1,800	48
Omega Protein Corp. (Æ)	3,200	29
Ralcorp Holdings, Inc. (Æ)	3,510	269
Rite Aid Corp. (Æ)	66,100	65
Sanderson Farms, Inc. (Ñ)	6,620	314
Smart Balance, Inc. (Æ)	9,300	55
Smithfield Foods, Inc. (Æ)	15,700	306
Snyders-Lance, Inc.	9,330	195
Spartan Stores, Inc.	4,600	71
Susser Holdings Corp. (Æ)	1,900	38
Tootsie Roll Industries, Inc.	520	13
TreeHouse Foods, Inc. (Æ)(Ñ)	13,580	840

		4,719

Energy - 5.8%
Alon USA Energy, Inc.	30,084	184
Approach Resources, Inc. (Æ)(Ñ)	32,650	555
Arch Coal, Inc.	21,200	309
Berry Petroleum Co. Class A	5,441	193
Cabot Oil & Gas Corp.	2,650	164
CARBO Ceramics, Inc.	1,439	148
Cloud Peak Energy, Inc. (Æ)	13,900	236
Complete Production Services, Inc. (Æ)	23,843	450
Core Laboratories NV	4,077	366

8	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Crosstex Energy, Inc.	9,400	127
Global Industries, Ltd. (Æ)	40,548	321
Helix Energy Solutions Group, Inc. (Æ)	16,200	212
Helmerich & Payne, Inc.	18,445	749
HollyFrontier Corp.	18,180	477
Lufkin Industries, Inc.	4,140	220
Newfield Exploration Co. (Æ)	8,980	356
Newpark Resources, Inc. (Æ)	27,188	166
Oil States International, Inc. (Æ)	2,900	148
Parker Drilling Co. (Æ)	14,900	65
Patterson-UTI Energy, Inc.	46,467	806
Penn Virginia Corp.	26,270	146
Precision Drilling Corp. (Æ)	13,320	110
Rosetta Resources, Inc. (Æ)	11,710	401
Rowan Cos., Inc. (Æ)	7,403	223
SEACOR Holdings, Inc.	4,100	329
SM Energy Co.	4,300	261
Superior Energy Services, Inc. (Æ)	13,700	359
Tesoro Corp. (Æ)	16,500	321
Tetra Technologies, Inc. (Æ)	21,172	163
Unit Corp. (Æ)	11,867	438
Willbros Group, Inc. (Æ)	38,119	159

		9,162

Financial Services - 17.9%
Affiliated Managers Group, Inc. (Æ)	11,476	895
Alliance Data Systems Corp. (Æ)	4,100	380
Allied World Assurance Co. Holdings AG	4,000	215
American Assets Trust, Inc. (ö)	15,170	272
American Capital Agency Corp. (ö)	20,100	545
American Financial Group, Inc.	11,400	354
Ameriprise Financial, Inc.	5,352	211
Anworth Mortgage Asset Corp. (ö)	24,930	170
Apollo Commercial Real Estate Finance, Inc. (ö)	4,000	53
Arch Capital Group, Ltd. (Æ)	2,900	95
Ares Capital Corp.	10,739	148
Arthur J Gallagher & Co.	3,400	89
Assurant, Inc.	11,900	426
Axis Capital Holdings, Ltd.	13,300	345
Banco Latinoamericano de Comercio Exterior SA Class E	3,300	50
Bank of Hawaii Corp.	2,800	102
Bank of the Ozarks, Inc.	5,700	119
Banner Corp.	2,500	32
BioMed Realty Trust, Inc. (ö)	17,238	286
BOK Financial Corp.	1,400	66
Boston Private Financial Holdings, Inc.	56,994	335
Brookline Bancorp, Inc.	30,900	238
Brown & Brown, Inc.	4,100	73
Bryn Mawr Bank Corp.	700	12
Camden Property Trust (ö)	7,500	415
Capitol Federal Financial, Inc.	42,911	453
CapLease, Inc. (ö)	3,500	13
Cardinal Financial Corp.	3,400	29
Chemical Financial Corp.	700	11
Chesapeake Lodging Trust (ö)	41,110	496

	Principal Amount ($) or Shares	Market Value $
City National Corp.	7,700	291
Cogdell Spencer, Inc. (ö)	14,300	54
Colonial Properties Trust (ö)	15,062	274
CommonWealth REIT (ö)	14,500	275
Community Bank System, Inc.	9,262	210
Community Trust Bancorp, Inc.	1,000	23
Delphi Financial Group, Inc. Class A	8,500	183
DFC Global Corp. (Æ)	5,638	123
DiamondRock Hospitality Co. (ö)	24,051	168
Dime Community Bancshares, Inc.	11,890	120
East West Bancorp, Inc.	39,910	595
EastGroup Properties, Inc. (ö)	4,000	153
Endurance Specialty Holdings, Ltd.	8,800	301
Evercore Partners, Inc. Class A	8,980	205
Everest Re Group, Ltd.	2,000	159
Extra Space Storage, Inc. (ö)	6,400	119
Ezcorp, Inc. Class A (Æ)	21,474	613
Factset Research Systems, Inc.	2,468	220
Fair Isaac Corp.	10,100	220
First Cash Financial Services, Inc. (Æ)	1,900	80
First Financial Bankshares, Inc. (Ñ)	3,850	101
First Interstate Bancsystem, Inc. Class A	1,100	12
Flagstone Reinsurance Holdings SA	60,690	470
Forestar Group, Inc. (Æ)	16,243	177
Franklin Street Properties Corp. (ö)	22,243	252
Fulton Financial Corp.	30,900	236
GFI Group, Inc.	8,700	35
Gladstone Investment Corp.	1,300	9
Greenhill & Co., Inc.	16,175	462
Hanmi Financial Corp. (Æ)(Ñ)	33,100	27
Hanover Insurance Group, Inc. (The)	8,205	291
Hatteras Financial Corp. (ö)	6,600	166
HCC Insurance Holdings, Inc.	12,400	335
Healthcare Realty Trust, Inc. (ö)	19,980	337
Hercules Technology Growth Capital, Inc.	28,480	243
Home Bancshares, Inc.	2,750	58
Hospitality Properties Trust (ö)	30,264	642
Hudson Valley Holding Corp.	778	14
Iberiabank Corp.	7,570	356
Inland Real Estate Corp. (ö)	13,000	95
Interactive Brokers Group, Inc. Class A	15,300	213
Invesco Mortgage Capital, Inc. (ö)	25,500	360
Investment Technology Group, Inc. (Æ)	16,200	159
Investors Real Estate Trust (ö)	2,100	15
JER Investors Trust, Inc. (Æ)(ß)	1,771	—
Jones Lang LaSalle, Inc.	6,000	311
KBW, Inc.	36,047	497
Kemper Corp.	1,900	46
KeyCorp	48,780	289
Kite Realty Group Trust (ö)	3,100	11
Knight Capital Group, Inc. Class A (Æ)	24,902	303
Kohlberg Capital Corp.	2,800	16
Lakeland Financial Corp.	10,120	209
LaSalle Hotel Properties (ö)	12,491	240
Liberty Property Trust (Ñ)(ö)	12,700	370
LPL Investment Holdings, Inc. (Æ)	700	18
LTC Properties, Inc. (ö)	6,500	165

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mack-Cali Realty Corp. (ö)	10,200	273
MarketAxess Holdings, Inc.	10,220	266
MCG Capital Corp.	12,800	51
Meadowbrook Insurance Group, Inc.	7,785	69
Medical Properties Trust, Inc. (ö)	28,090	251
Medley Capital Corp.	1,100	11
MFA Financial, Inc. (ö)	42,100	296
Mission West Properties, Inc. (ö)	800	6
Nelnet, Inc. Class A	10,800	203
OceanFirst Financial Corp.	1,700	20
Old National Bancorp	20,528	192
PennantPark Investment Corp. (Ñ)	15,622	139
PennyMac Mortgage Investment Trust (ö)	10,700	170
Piper Jaffray Cos. (Æ)	11,716	210
Prosperity Bancshares, Inc.	18,930	618
Protective Life Corp.	11,600	181
Provident Financial Services, Inc.	10,400	112
PS Business Parks, Inc. (ö)	2,300	114
Raymond James Financial, Inc.	19,859	515
Realty Income Corp. (Ñ)(ö)	2,300	74
Reinsurance Group of America, Inc. Class A	4,000	184
Renasant Corp.	1,900	24
Republic Bancorp, Inc. Class A	1,200	21
Resource Capital Corp. (ö)	42,213	211
RLI Corp.	2,700	172
Sabra Health Care REIT, Inc. (ö)	5,300	51
SCBT Financial Corp.	200	5
Selective Insurance Group, Inc.	4,800	63
Signature Bank NY (Æ)	13,190	629
SL Green Realty Corp. (ö)	6,300	366
Southside Bancshares, Inc.	1,400	25
Sovran Self Storage, Inc. (ö)	3,800	141
StellarOne Corp.	24,112	240
Sterling Bancorp Class N	27,120	197
Susquehanna Bancshares, Inc.	22,100	121
SVB Financial Group (Æ)	6,810	252
Symetra Financial Corp.	16,860	137
Texas Capital Bancshares, Inc. (Æ)	26,610	608
THL Credit, Inc.	1,700	19
TICC Capital Corp.	8,600	70
Transatlantic Holdings, Inc.	1,300	63
Trustco Bank Corp. NY	12,000	54
Two Harbors Investment Corp. (ö)	40,900	361
UMB Financial Corp.	7,070	227
Umpqua Holdings Corp.	24,200	213
Union First Market Bankshares Corp.	600	6
United Financial Bancorp, Inc.	1,500	21
Universal Health Realty Income Trust (ö)	1,800	60
Urstadt Biddle Properties, Inc. Class A (ö)	2,600	42
Washington Federal, Inc.	47,927	611
Webster Financial Corp.	18,200	278
WesBanco, Inc.	600	10

		28,107

Health Care - 12.1%
Affymetrix, Inc. (Æ)	36,200	177

	Principal Amount ($) or Shares	Market Value $
Albany Molecular Research, Inc. (Æ)	3,229	9
Alere, Inc. (Æ)	10,805	212
AMERIGROUP Corp. Class A (Æ)	6,400	250
Analogic Corp.	6,732	306
Array Biopharma, Inc. (Æ)	8,000	16
Assisted Living Concepts, Inc. Class A	1,200	15
Bio-Rad Laboratories, Inc. Class A (Æ)	1,750	159
CardioNet, Inc. (Æ)	3,500	11
Catalyst Health Solutions, Inc. (Æ)	18,881	1,089
Centene Corp. (Æ)	17,200	493
Cerner Corp. (Æ)	8,150	558
Chemed Corp.	2,700	148
Computer Programs & Systems, Inc.	8,059	533
CONMED Corp. (Æ)	8,966	206
Cooper Cos., Inc. (The)	11,581	916
Coventry Health Care, Inc. (Æ)	12,100	349
CryoLife, Inc. (Æ)	700	3
Cynosure, Inc. Class A (Æ)	14,320	144
Durect Corp. (Æ)	14,400	23
Dyax Corp. (Æ)	18,000	23
Endo Pharmaceuticals Holdings, Inc. (Æ)	10,600	297
Five Star Quality Care, Inc. (Æ)	54,297	136
Greatbatch, Inc. (Æ)	10,536	211
Harvard Bioscience, Inc. (Æ)	39,716	168
Health Management Associates, Inc. Class A (Æ)	39,059	270
Health Net, Inc. (Æ)	29,350	696
Healthsouth Corp. (Æ)	14,101	211
Healthspring, Inc. (Æ)	7,955	290
Henry Schein, Inc. (Æ)	3,536	219
HMS Holdings Corp. (Æ)	28,050	684
Hologic, Inc. (Æ)	30,040	457
Human Genome Sciences, Inc. (Æ)	10,121	128
IDEXX Laboratories, Inc. (Æ)	2,883	199
Illumina, Inc. (Æ)	4,419	181
Impax Laboratories, Inc. (Æ)	11,775	211
IPC The Hospitalist Co., Inc. (Æ)	14,110	504
Jazz Pharmaceuticals, Inc. (Æ)	10,172	422
LifePoint Hospitals, Inc. (Æ)	4,220	155
Medicines Co. (The) (Æ)	10,300	153
Medicis Pharmaceutical Corp. Class A	11,657	426
Mednax, Inc. (Æ)	9,243	579
Molina Healthcare, Inc. (Æ)	19,950	308
Neurocrine Biosciences, Inc. (Æ)	2,600	16
Omnicell, Inc. (Æ)	3,000	41
Owens & Minor, Inc.	10,910	311
Par Pharmaceutical Cos., Inc. (Æ)	13,000	346
PerkinElmer, Inc.	17,500	336
Perrigo Co.	8,956	869
Progenics Pharmaceuticals, Inc. (Æ)	4,100	24
Quality Systems, Inc. (Ñ)	5,300	514
ResMed, Inc. (Æ)	5,311	153
Rigel Pharmaceuticals, Inc. (Æ)	6,000	44
RTI Biologics, Inc. (Æ)	18,700	62
STERIS Corp.	13,700	401
SurModics, Inc. (Æ)	2,700	25
SXC Health Solutions Corp. (Æ)	21,930	1,221

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Symmetry Medical, Inc. (Æ)	25,947	200
Techne Corp.	3,136	213
Universal Health Services, Inc. Class B	4,575	156
Varian Medical Systems, Inc. (Æ)	3,860	201
Viropharma, Inc. (Æ)	12,100	219
Volcano Corp. (Æ)	7,401	219
Watson Pharmaceuticals, Inc. Class B (Æ)	7,500	512
WellCare Health Plans, Inc. (Æ)	3,388	129
Wright Medical Group, Inc. (Æ)	14,900	266
XenoPort, Inc. (Æ)	2,800	17
Zalicus, Inc. (Æ)(Ñ)	27,900	27

		19,067

Materials and Processing - 7.1%
A Schulman, Inc.	14,570	248
Airgas, Inc.	8,615	549
AK Steel Holding Corp. (Ñ)	33,650	220
Albemarle Corp.	12,135	490
Ameron International Corp.	1,801	153
Apogee Enterprises, Inc.	28,300	243
Aptargroup, Inc.	5,200	232
Ashland, Inc.	6,800	300
Ball Corp.	3,200	99
Buckeye Technologies, Inc.	19,187	463
Cabot Corp.	7,210	179
Clarcor, Inc.	8,255	342
Comfort Systems USA, Inc.	7,800	65
Commercial Metals Co.	31,720	302
Crown Holdings, Inc. (Æ)	18,706	573
Cytec Industries, Inc.	6,485	228
Domtar Corp.	6,900	469
Eagle Materials, Inc.	21,300	355
Eastman Chemical Co.	4,900	336
HB Fuller Co.	17,966	327
Horsehead Holding Corp. (Æ)	13,044	97
Interline Brands, Inc. (Æ)	14,400	185
KapStone Paper and Packaging Corp. (Æ)	16,600	231
Kaydon Corp.	14,380	412
Lennox International, Inc.	11,120	287
MeadWestvaco Corp.	2,000	49
Minerals Technologies, Inc.	3,700	182
NCI Building Systems, Inc. (Æ)	2,200	17
Neenah Paper, Inc.	1,800	26
Noranda Aluminum Holding Corp. (Æ)	9,600	80
OM Group, Inc. (Æ)	7,805	203
Packaging Corp. of America	13,900	324
PolyOne Corp.	12,800	137
Polypore International, Inc. (Æ)	4,731	267
Quanex Building Products Corp.	7,200	79
RTI International Metals, Inc. (Æ)	7,955	186
Schnitzer Steel Industries, Inc. Class A	5,553	204
Scotts Miracle-Gro Co. (The) Class A (Ñ)	5,886	263
Sensient Technologies Corp.	5,833	190
Timken Co.	10,600	348
Titanium Metals Corp.	19,433	291
TPC Group, Inc. (Æ)	13,370	268
Universal Forest Products, Inc.	9,450	227

	Principal Amount ($) or Shares	Market Value $
Valspar Corp.	2,200	69
WR Grace & Co. (Æ)	10,648	354

		11,149

Producer Durables - 18.9%
ABM Industries, Inc.	21,020	401
Actuant Corp. Class A	9,220	182
Advisory Board Co. (The) (Æ)	3,235	209
AECOM Technology Corp. (Æ)	8,443	149
AGCO Corp. (Æ)	13,939	481
Aircastle, Ltd.	15,800	150
Alaska Air Group, Inc. (Æ)	7,100	400
Albany International Corp. Class A	5,000	91
Alexander & Baldwin, Inc.	6,833	250
Alliant Techsystems, Inc.	3,700	202
Ametek, Inc.	5,902	195
AO Smith Corp.	8,400	269
Applied Industrial Technologies, Inc.	10,000	272
Astec Industries, Inc. (Æ)	9,703	284
Atlas Air Worldwide Holdings, Inc. (Æ)	1,921	64
Avery Dennison Corp.	2,100	53
BE Aerospace, Inc. (Æ)	28,933	958
Booz Allen Hamilton Holding Corp. Class A (Æ)	12,400	184
Brady Corp. Class A	10,960	290
Bristow Group, Inc.	10,190	432
Cascade Corp.	6,700	224
Celadon Group, Inc.	4,400	39
Ceradyne, Inc. (Æ)	8,001	215
Chart Industries, Inc. (Æ)	5,310	224
Chicago Bridge & Iron Co. NV	16,984	486
Consolidated Graphics, Inc. (Æ)	2,280	83
Convergys Corp. (Æ)	14,800	139
Con-way, Inc.	12,300	272
Corrections Corp. of America (Æ)	4,400	100
CRA International, Inc. (Æ)	2,300	46
Crane Co.	5,300	189
Cubic Corp.	6,000	234
Curtiss-Wright Corp.	8,990	259
Diana Shipping, Inc. (Æ)	28,485	211
Douglas Dynamics, Inc.	4,100	52
Dycom Industries, Inc. (Æ)	4,500	69
Electro Rent Corp.	7,274	101
Electronics for Imaging, Inc. (Æ)	9,452	127
EMCOR Group, Inc.	9,900	201
EnPro Industries, Inc. (Æ)	7,686	228
Esterline Technologies Corp. (Æ)	8,300	430
G&K Services, Inc. Class A	7,390	189
General Cable Corp. (Æ)	5,286	123
Genesee & Wyoming, Inc. Class A (Æ)	4,364	203
Gulfmark Offshore, Inc. Class A (Æ)	3,100	113
Harsco Corp.	19,150	371
HUB Group, Inc. Class A (Æ)	12,260	347
Hurco Cos., Inc. (Æ)	800	16
Huron Consulting Group, Inc. (Æ)	10,000	311
IHS, Inc. Class A (Æ)	6,053	453
JB Hunt Transport Services, Inc.	5,000	181

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Joy Global, Inc.	9,335	582
Kadant, Inc. (Æ)	3,200	57
Kansas City Southern (Æ)	4,900	245
KBR, Inc.	46,726	1,104
Kelly Services, Inc. Class A	4,900	56
Kennametal, Inc.	14,200	465
Kirby Corp. (Æ)	15,384	810
Knight Transportation, Inc.	40,490	539
L-3 Communications Holdings, Inc.	3,900	242
Layne Christensen Co. (Æ)	11,787	272
Lexmark International, Inc. Class A (Æ)	6,700	181
Lincoln Electric Holdings, Inc.	9,620	279
Manitowoc Co., Inc. (The)	1,972	13
Manpower, Inc.	1,600	54
MAXIMUS, Inc.	18,957	662
McDermott International, Inc. (Æ)	17,931	193
McGrath Rentcorp	14,866	354
Middleby Corp. (Æ)	3,597	253
Miller Industries, Inc.	3,000	52
Moog, Inc. Class A (Æ)	4,200	137
MSC Industrial Direct Co. Class A	6,329	357
NACCO Industries, Inc. Class A	1,300	82
National Instruments Corp.	14,501	331
Navigant Consulting, Inc. (Æ)	8,800	82
Navistar International Corp. (Æ)	14,200	456
On Assignment, Inc. (Æ)	3,500	25
Orbital Sciences Corp. (Æ)	8,300	106
OSI Systems, Inc. (Æ)	1,500	50
Pall Corp.	3,304	140
Primoris Services Corp.	5,700	60
Quality Distribution, Inc. (Æ)	2,700	24
Quanta Services, Inc. (Æ)	7,024	132
RailAmerica, Inc. (Æ)	4,900	64
Resources Connection, Inc.	52,550	514
Roper Industries, Inc.	5,693	392
RSC Holdings, Inc. (Æ)	12,153	87
Ryder System, Inc.	11,400	428
SeaCube Container Leasing, Ltd.	4,800	58
Sensata Technologies Holding NV (Æ)(Ñ)	9,451	250
Southwest Airlines Co.	37,627	303
Steelcase, Inc. Class A	16,100	102
Stericycle, Inc. (Æ)	3,889	314
SYKES Enterprises, Inc. (Æ)	19,400	290
Synopsys, Inc. (Æ)	11,300	275
TAL International Group, Inc.	6,400	160
Teledyne Technologies, Inc. (Æ)	14,514	710
Tetra Tech, Inc. (Æ)	6,600	124
Textainer Group Holdings, Ltd.	6,658	135
Titan International, Inc. (Ñ)	10,739	161
Towers Watson & Co. Class A	9,300	556
TransDigm Group, Inc. (Æ)	4,223	345
Trimble Navigation, Ltd. (Æ)	13,485	452
Triumph Group, Inc.	18,840	918
TrueBlue, Inc. (Æ)	3,500	40
Tsakos Energy Navigation, Ltd. (Å)	32,360	181
Tutor Perini Corp.	17,401	200
URS Corp. (Æ)	25,487	756

	Principal Amount ($) or Shares	Market Value $
UTi Worldwide, Inc.	3,200	42
Wabtec Corp.	7,100	375
Waste Connections, Inc.	11,145	377
Waters Corp. (Æ)	3,757	284
Watts Water Technologies, Inc. Class A	4,800	128
Werner Enterprises, Inc.	10,000	208
Westport Innovations, Inc. (Æ)(Ñ)	3,083	89
Woodward, Inc.	7,909	217

		29,682

Technology - 14.0%
Acacia Research - Acacia Technologies (Æ)	18,440	663
ACI Worldwide, Inc. (Æ)	11,900	328
Actuate Corp. (Æ)	4,800	26
ADTRAN, Inc.	15,318	406
Agilysys, Inc. (Æ)	23,339	166
Akamai Technologies, Inc. (Æ)	7,285	145
Allot Communications, Ltd. (Æ)	21,850	213
Amdocs, Ltd. (Æ)	3,500	95
Amphenol Corp. Class A	4,855	198
Anadigics, Inc. (Æ)	11,000	24
Ansys, Inc. (Æ)	15,968	782
Applied Micro Circuits Corp. (Æ)	15,500	83
Arris Group, Inc. (Æ)	13,000	134
Aruba Networks, Inc. (Æ)(Ñ)	16,380	343
Atmel Corp. (Æ)	21,103	170
Avago Technologies, Ltd.	15,131	496
Aviat Networks, Inc. (Æ)	11,400	27
Avnet, Inc. (Æ)	3,000	78
AVX Corp.	6,700	80
Axcelis Technologies, Inc. (Æ)	22,914	27
Brightpoint, Inc. (Æ)	14,100	130
Ceva, Inc. (Æ)	17,020	414
Coherent, Inc. (Æ)	1,900	82
Cohu, Inc.	22,920	226
Comtech Telecommunications Corp.	2,100	59
Cray, Inc. (Æ)	5,800	31
CSG Systems International, Inc. (Æ)	7,800	99
Electro Scientific Industries, Inc. (Æ)	43,154	514
Emulex Corp. (Æ)	32,100	205
Equinix, Inc. (Æ)	5,910	525
Exar Corp. (Æ)	6,700	38
F5 Networks, Inc. (Æ)	2,754	196
Formfactor, Inc. (Æ)	14,700	92
Fortinet, Inc. (Æ)	7,144	120
Hittite Microwave Corp. (Æ)	7,776	379
Hutchinson Technology, Inc. (Æ)(Ñ)	1,100	2
IAC/InterActiveCorp (Æ)	10,765	426
Informatica Corp. (Æ)	16,206	663
Inphi Corp. (Æ)	29,359	257
Integrated Device Technology, Inc. (Æ)	48,800	251
Intermec, Inc. (Æ)	9,900	65
International Rectifier Corp. (Æ)	8,427	157
Intersil Corp. Class A	45,550	469
Intevac, Inc. (Æ)	1,000	7
IPG Photonics Corp. (Æ)	3,305	144

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JDA Software Group, Inc. (Æ)	5,400	127
Kemet Corp. (Æ)	50,500	361
KLA-Tencor Corp.	2,200	84
Kulicke & Soffa Industries, Inc. (Æ)	24,800	185
Lam Research Corp. (Æ)	17,939	681
LSI Corp. (Æ)	122,900	637
LTX-Credence Corp. (Æ)	29,111	154
Mentor Graphics Corp. (Æ)	41,600	400
Methode Electronics, Inc.	27,490	204
Micrel, Inc.	48,250	457
MICROS Systems, Inc. (Æ)	12,142	533
Microsemi Corp. (Æ)	16,288	260
Mindspeed Technologies, Inc. (Æ)	10,400	54
MKS Instruments, Inc.	12,800	278
Molex, Inc. (Ñ)	13,900	283
Monolithic Power Systems, Inc. (Æ)	5,900	60
Multi-Fineline Electronix, Inc. (Æ)	10,192	203
Newport Corp. (Æ)	6,700	72
NICE Systems, Ltd. - ADR (Æ)	16,263	494
Novellus Systems, Inc. (Æ)	3,200	87
Opnet Technologies, Inc.	8,600	300
Opnext, Inc. (Æ)	17,500	22
PLX Technology, Inc. (Æ)	1,500	5
PMC - Sierra, Inc. (Æ)	105,921	633
Polycom, Inc. (Æ)	11,199	206
Progress Software Corp. (Æ)	7,595	133
Quest Software, Inc. (Æ)	8,500	135
Radisys Corp. (Æ)	3,200	20
RealNetworks, Inc.	3,775	32
RightNow Technologies, Inc. (Æ)	9,800	324
Riverbed Technology, Inc. (Æ)	4,196	84
Rovi Corp. (Æ)	23,611	1,014
SBA Communications Corp. Class A (Æ)(Ñ)	10,055	347
Seachange International, Inc. (Æ)	4,400	34
Silicon Image, Inc. (Æ)	26,900	158
Silicon Laboratories, Inc. (Æ)	6,600	221
Solera Holdings, Inc.	4,326	218
Sourcefire, Inc. (Æ)	19,210	514
Spansion, Inc. Class A (Æ)	17,700	216
Standard Microsystems Corp. (Æ)	6,600	128
SuccessFactors, Inc. (Æ)	3,463	80
Symmetricom, Inc. (Æ)	1,400	6
Synchronoss Technologies, Inc. (Æ)	20,040	499
Tekelec (Æ)	31,300	189
Tessco Technologies, Inc.	100	1
Trident Microsystems, Inc. (Æ)	6,500	3
Ultratech, Inc. (Æ)	3,300	57
United Online, Inc.	47,626	250
VeriFone Systems, Inc. (Æ)	9,460	331
Vishay Intertechnology, Inc. (Æ)	17,263	144

		21,953

Utilities - 5.0%
Allete, Inc.	6,980	256

	Principal Amount ($) or Shares		Market Value $
Alliant Energy Corp.	13,700		530
American States Water Co.	2,580		88
American Water Works Co., Inc.	5,900		178
Black Hills Corp. (Ñ)	16,389		502
California Water Service Group	21,350		378
Chesapeake Utilities Corp.	1,200		48
Connecticut Water Service, Inc.	500		13
El Paso Electric Co.	23,500		754
Energen Corp.	2,000		82
Great Plains Energy, Inc.	3,700		71
Idacorp, Inc.	2,300		87
Laclede Group, Inc. (The)	3,100		120
NiSource, Inc. (Ñ)	17,600		376
Northwest Natural Gas Co.	9,030		398
NorthWestern Corp.	16,095		513
NTELOS Holdings Corp.	15,520		275
NV Energy, Inc.	32,400		477
OGE Energy Corp.	11,400		545
Otter Tail Corp.	9,370		171
Pinnacle West Capital Corp.	8,400		361
PNM Resources, Inc.	16,100		265
Portland General Electric Co.	10,900		258
Premiere Global Services, Inc. (Æ)	30,300		195
Questar Corp.	3,200		57
Southwest Gas Corp.	6,200		224
SureWest Communications	800		8
Telephone & Data Systems, Inc.	14,000		298
UGI Corp.	9,100		239

			7,767

Total Common Stocks (cost $157,071)			149,287

Short-Term Investments - 4.7%
Russell U.S. Cash Management Fund	7,315,413	(¥)	7,315

Total Short-Term Investments (cost $7,315)			7,315

Other Securities - 3.1%
Russell Investment Funds Liquidating Trust (×)	230,793	(¥)	236
Russell U.S. Cash Collateral Fund (×)	4,650,681	(¥)	4,651

Total Other Securities (cost $4,881)			4,887

Total Investments - 102.9% (identified cost $169,267)			161,489

Other Assets and Liabilities, Net - (2.9%)			(4,541)

Net Assets - 100.0%			156,948

See accompanying notes which are an integral part of the quarterly report.

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	96	USD	7,477	12/11	(458)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(458)

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$17,681	$—	$—	$17,681
Consumer Staples	4,719	—	—	4,719
Energy	9,162	—	—	9,162
Financial Services	28,107	—	—	28,107
Health Care	19,067	—	—	19,067
Materials and Processing	11,149	—	—	11,149
Producer Durables	29,682	—	—	29,682
Technology	21,953	—	—	21,953
Utilities	7,767	—	—	7,767
Short-Term Investments	—	7,315	—	7,315
Other Securities	—	4,887	—	4,887

Total Investments	149,287	12,202	—	161,489

Other Financial Instruments
Futures Contracts	(458)	—	—	(458)

Total Other Financial Instruments*	$(458)	$—	$—	$(458)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

14	Aggressive Equity Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.1%
Australia - 0.8%
Billabong International, Ltd. (Ñ)	213,700	673
QBE Insurance Group, Ltd.	57,655	707
Westpac Banking Corp. (Ñ)	58,670	1,128

		2,508

Austria - 0.1%
Erste Group Bank AG	11,564	295

Belgium - 0.7%
Anheuser-Busch InBev NV Class 2	31,543	1,672
KBC Groep NV	17,798	410

		2,082

Bermuda - 1.0%
Li & Fung, Ltd. (Ñ)	1,306,000	2,144
RenaissanceRe Holdings, Ltd.	13,200	842

		2,986

Brazil - 1.6%
Anhanguera Educacional Participacoes SA	31,500	405
BM&FBovespa SA	79,600	372
BR Malls Participacoes SA	92,400	944
Brookfield Incorporacoes SA	486,300	1,428
OGX Petroleo e Gas Participacoes SA (Æ)	290,900	1,779
Tim Participacoes SA - ADR (Æ)	3,470	82

		5,010

Canada - 2.1%
Canadian National Railway Co. (Þ)	54,278	3,614
Imax Corp. (Æ)(Ñ)	24,037	348
Pacific Rubiales Energy Corp.	59,484	1,260
Potash Corp. of Saskatchewan, Inc.	31,615	1,366

		6,588

Cayman Islands - 0.9%
Baidu, Inc. - ADR (Æ)	14,301	1,529
Belle International Holdings, Ltd. Class A (Ñ)	438,000	747
Sina Corp. (Æ)	8,870	635

		2,911

Czech Republic - 0.2%
Komercni Banka AS (Ñ)	3,319	619

Denmark - 1.2%
Danske Bank A/S (Æ)	142,951	2,004
Novo Nordisk A/S Class B	11,048	1,098
Novozymes A/S Class B	5,188	738

		3,840

Finland - 0.1%
Pohjola Bank PLC Class A	27,200	286

	Principal Amount ($) or Shares	Market Value $
France - 7.3%
Air France-KLM (Æ)(Ñ)	56,506	413
Air Liquide SA Class A	14,098	1,649
Capital Gemini SA	41,900	1,396
Casino Guichard Perrachon SA (Æ)	3,800	296
Credit Agricole SA	80,710	555
Danone	24,752	1,523
Dassault Systemes SA	5,873	415
GDF Suez	36,700	1,096
Lagardere SCA	26,831	658
Legrand SA - ADR	29,715	926
LVMH Moet Hennessy Louis Vuitton SA - ADR	14,742	1,955
Natixis	72,658	230
Pernod-Ricard SA	27,123	2,127
Publicis Groupe SA - ADR	16,878	707
Rallye SA	48,885	1,404
Sanofi - ADR	32,582	2,140
Schneider Electric SA	64,791	3,488
SCOR SE - ADR	47,280	1,019
UBISOFT Entertainment (Æ)	106,545	575

		22,572

Germany - 6.5%
Adidas AG	18,072	1,090
BASF SE	11,968	726
Bayer AG	21,622	1,188
Bayerische Motoren Werke AG	17,463	1,157
Beiersdorf AG (Æ)	22,722	1,217
Deutsche Boerse AG (Æ)	31,635	1,589
E.ON AG	48,100	1,049
Henkel AG & Co. KGaA	14,462	633
Infineon Technologies AG - ADR	64,584	476
Linde AG	22,549	3,008
Merck KGaA	10,833	886
MTU Aero Engines Holding AG	47,371	2,970
SAP AG - ADR	23,715	1,209
Siemens AG	21,108	1,906
Volkswagen AG	8,931	1,107

		20,211

Hong Kong - 1.6%
AIA Group, Ltd.	200,400	567
China Unicom Hong Kong, Ltd. (Ñ)	1,264,000	2,581
CNOOC, Ltd.	645,000	1,036
Hang Lung Properties, Ltd. - ADR	327,000	957

		5,141

India - 0.8%
ICICI Bank, Ltd. - ADR	55,586	1,930
Infosys, Ltd. - ADR (Ñ)	10,410	532

		2,462

Ireland - 0.4%
Accenture PLC Class A	21,417	1,128

Non-U.S. Fund	15

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Isle of Man - 0.3%
Genting Singapore PLC (Æ)(Ñ)	832,000	967

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR	16,900	629

Italy - 2.4%
Enel SpA	294,650	1,303
ENI SpA - ADR (Ñ)	143,607	2,524
Finmeccanica SpA	112,073	774
Prada SpA (Æ)(Ñ)	52,800	220
Snam Rete Gas SpA	362,725	1,673
Telecom Italia SpA	978,100	1,062

		7,556

Japan - 14.2%
Amada Co., Ltd.	181,700	1,184
Canon, Inc.	151,400	6,854
Dai-ichi Life Insurance Co., Ltd. (The)	500	517
Dena Co., Ltd. (Ñ)	13,700	573
Denso Corp.	34,900	1,119
FANUC Corp. (Ñ)	14,800	2,038
Honda Motor Co., Ltd. (Ñ)	53,600	1,571
Hoya Corp. (Ñ)	94,500	2,178
Inpex Corp.	251	1,547
ITOCHU Corp. (Ñ)	253,700	2,423
Japan Tobacco, Inc. (Ñ)	231	1,078
Komatsu, Ltd. (Ñ)	30,900	667
Lawson, Inc.	21,500	1,215
Mabuchi Motor Co., Ltd. (Ñ)	35,600	1,645
Marubeni Corp.	120,000	671
Mitsubishi UFJ Financial Group, Inc. (Ñ)	186,700	839
Mori Seiki Co., Ltd. (Ñ)	90,100	808
MS&AD Insurance Group Holdings (Ñ)	46,400	1,006
Nintendo Co., Ltd.	8,500	1,238
Nissan Motor Co., Ltd.	61,600	544
Nomura Holdings, Inc. (Ñ)	112,300	409
NTT DoCoMo, Inc. - ADR (Ñ)	2,050	37
NTT DoCoMo, Inc. (Ñ)	900	1,641
Shin-Etsu Chemical Co., Ltd. (Ñ)	69,400	3,402
Sumitomo Corp. (Ñ)	154,200	1,907
Sumitomo Mitsui Financial Group, Inc. (Ñ)	36,200	1,022
Sumitomo Realty & Development Co., Ltd.	41,000	788
THK Co., Ltd. (Ñ)	57,900	966
Toshiba TEC Corp.	104,479	391
Toyota Motor Corp.	23,700	810
Yamada Denki Co., Ltd. (Ñ)	10,710	748
Yokogawa Electric Corp. (Ñ)	260,300	2,453

		44,289

Jersey - 0.7%
Experian PLC	100,441	1,130
WPP PLC	119,009	1,098

		2,228

	Principal Amount ($) or Shares	Market Value $
Luxembourg - 0.8%
APERAM	1,793	26
ArcelorMittal	38,673	618
Millicom International Cellular SA (Ñ)	17,324	1,716

		2,360

Mexico - 0.2%
Wal-Mart de Mexico SAB de CV (Ñ)	300,900	693

Netherlands - 6.3%
Aegon NV	237,157	956
Akzo Nobel NV	66,647	2,946
ASML Holding NV Class G	61,752	2,146
European Aeronautic Defence and Space Co. NV	32,665	916
Heineken NV	51,981	2,324
ING Groep NV (Æ)	520,855	3,665
Koninklijke Philips Electronics NV	85,429	1,529
Randstad Holding NV (Æ)	28,642	914
Reed Elsevier NV (Æ)	93,400	1,021
Sensata Technologies Holding NV (Æ)(Ñ)	49,153	1,301
Unilever NV	36,450	1,155
Wolters Kluwer NV	27,587	447
Yandex NV Class A (Æ)	15,532	317

		19,637

Norway - 1.1%
DnB NOR ASA	167,500	1,672
Statoil ASA Class N	53,400	1,141
Statoil Fuel & Retail ASA (Æ)	64,150	474

		3,287

Russia - 0.4%
Gazprom OAO - ADR (Æ)	136,140	1,302

Singapore - 1.8%
Jardine Cycle & Carriage, Ltd.	97,900	3,108
Keppel Corp., Ltd. - ADR (Ñ)	35,200	206
Singapore Telecommunications, Ltd. (Ñ)	219,000	529
United Overseas Bank, Ltd. (Ñ)	135,400	1,743

		5,586

South Africa - 0.2%
MTN Group, Ltd.	39,432	645

South Korea - 0.6%
LG Electronics, Inc. Class H	12,200	698
Samsung Electronics Co., Ltd.	1,842	1,290

		1,988

Spain - 1.8%
Amadeus IT Group SA (Æ)(Ñ)	50,577	812
Banco Santander SA - ADR	324,552	2,652
Inditex SA	15,469	1,325
Indra Sistemas SA (Ñ)	41,100	592

16	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Red Electrica Corp. SA (Ñ)	6,654	304

		5,685

Sweden - 0.5%
Hennes & Mauritz AB Class B	41,947	1,253
Svenska Cellulosa AB Class B	20,618	251

		1,504

Switzerland - 8.6%
ACE, Ltd.	16,150	979
Cie Financiere Richemont SA	13,398	595
Credit Suisse Group AG (Æ)	32,224	836
GAM Holding AG	53,001	662
Givaudan SA (Æ)	774	605
Helvetia Holding AG (Æ)	5,515	1,677
Julius Baer Group, Ltd. (Æ)	91,411	3,046
Nestle SA	65,549	3,604
Novartis AG	70,900	3,957
Roche Holding AG	23,211	3,734
Sonova Holding AG (Æ)	5,252	474
Swatch Group AG (The) Class B	4,501	1,475
Swiss Re AG (Æ)	12,364	575
TE Connectivity, Ltd.	45,900	1,292
UBS AG (Æ)	190,938	2,173
Zurich Financial Services AG (Æ)	6,053	1,253

		26,937

Taiwan - 2.3%
Hon Hai Precision Industry Co., Ltd.	657,624	1,468
Hon Hai Precision Industry Co., Ltd. - GDR	77,184	344
HTC Corp.	17,700	389
Siliconware Precision Industries Co. - ADR (Ñ)	308,700	1,476
Siliconware Precision Industries Co.	239,000	235
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	272,889	3,119

		7,031

Thailand - 0.4%
Bangkok Bank PCL	253,800	1,186

United Kingdom - 21.0%
Aegis Group PLC	711,252	1,366
Anglo American PLC	53,474	1,844
ARM Holdings PLC	114,829	983
Aviva PLC	116,621	551
BAE Systems PLC	329,500	1,358
Barclays PLC	922,144	2,264
BG Group PLC	28,068	534
BP PLC	649,999	3,899
BP PLC - ADR	7,700	278
British Sky Broadcasting Group PLC	144,224	1,481
Burberry Group PLC	28,466	515
Cable & Wireless Worldwide PLC	1,473,200	705
Carillion PLC	202,850	1,047
Compass Group PLC	134,190	1,085

	Principal Amount ($) or Shares	Market Value $
Dairy Crest Group PLC	199,009	1,083
Diageo PLC	105,452	2,006
GlaxoSmithKline PLC - ADR	55,900	1,154
Hays PLC	247,512	266
Home Retail Group PLC	227,803	395
HSBC Holdings PLC	807,004	6,151
Imperial Tobacco Group PLC	126,347	4,266
National Grid PLC	264,039	2,618
Reckitt Benckiser Group PLC	36,446	1,843
Reed Elsevier PLC	96,803	737
Rio Tinto PLC (Æ)	22,240	982
Rolls-Royce Holdings PLC (Æ)	110,263	1,011
Royal Bank of Scotland Group PLC - ADR (Æ)	1,267,698	454
Royal Dutch Shell PLC Class A	200,829	6,235
Sage Group PLC (The)	575,267	2,281
Shire PLC - ADR (Æ)	40,011	1,248
Smith & Nephew PLC	114,460	1,029
Smiths Group PLC	53,305	821
Standard Chartered PLC	143,004	2,854
Tesco PLC	242,666	1,419
Travis Perkins PLC	136,350	1,604
Tullow Oil PLC	64,457	1,308
Vodafone Group PLC - ADR	1,913,092	4,940
Xstrata PLC	72,302	907

		65,522

United States - 1.8%
MercadoLibre, Inc.	15,537	835
Philip Morris International, Inc.	54,200	3,382
Synthes, Inc. (Æ)(Þ)	2,321	375
Wynn Resorts, Ltd.	8,641	994

		5,586

Virgin Islands, British - 0.2%
Arcos Dorados Holdings, Inc. Class A	28,839	669

Total Common Stocks (cost $309,804)		283,926

Preferred Stocks - 0.3%
Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais SA (Æ)	134,100	750

Germany - 0.1%
Porsche Automobil Holding SE	6,600	316

Total Preferred Stocks (cost $1,544)		1,066

Warrants & Rights - 0.0%
France - 0.0%
Rallye SA (Æ) 2011 Rights	48,885	52

Total Warrants & Rights (cost $—)		52

Non-U.S. Fund	17

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except shares amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 8.3%
United States - 8.3%
Russell U.S. Cash Management Fund	25,780,900	(¥)	25,781

Total Short-Term Investments (cost $25,781)			25,781

Other Securities - 13.3%
Russell Investment Funds Liquidating Trust (×)	795,028	(¥)	840
Russell U.S. Cash Collateral Fund (×)	40,568,999	(¥)	40,569

Total Other Securities (cost $41,364)			41,409

Total Investments - 113.0% (identified cost $378,493)			352,234

Other Assets and Liabilities, Net - (13.0%)			(40,386)

Net Assets - 100.0%			311,848

A portion of the portfolio has been fair valued as of period end.

18	Non-U.S. Fund

See accompanying notes which are an integral part of the quarterly report.

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	21	AUD	2,100	12/11	(33)
CAC 40 Index Futures (France)	76	EUR	2,267	10/11	35
DAX Index Futures (Germany)	14	EUR	1,915	12/11	129
EURO STOXX 50 Index Futures (EMU)	190	EUR	4,096	12/11	369
FTSE 100 Index Futures (UK)	60	GBP	3,054	12/11	(21)
Hang Seng Index Futures (Hong Kong)	7	HKD	6,097	10/11	(18)
S&P TSE 60 Index Futures (Canada)	23	CAD	3,058	12/11	(157)
TOPIX Index Futures (Japan)	53	JPY	401,475	12/11	87

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					391

See accompanying notes which are an integral part of the quarterly report.

Non-U.S. Fund	19

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	CAD	516	USD	522	12/21/11	(30)
Barclays Bank PLC	EUR	1,598	USD	2,190	12/21/11	(49)
Barclays Bank PLC	GBP	513	USD	810	12/21/11	(11)
Barclays Bank PLC	HKD	1,313	USD	168	12/21/11	—
Barclays Bank PLC	JPY	75,250	USD	981	12/21/11	(4)
Brown Brothers Harriman & Co.	USD	9	CHF	8	10/04/11	—
Brown Brothers Harriman & Co.	USD	21	CHF	19	10/04/11	—
Brown Brothers Harriman & Co.	USD	100	EUR	74	10/04/11	1
Brown Brothers Harriman & Co.	USD	31	GBP	20	10/03/11	—
Brown Brothers Harriman & Co.	USD	31	GBP	20	10/03/11	—
Brown Brothers Harriman & Co.	USD	38	GBP	24	10/03/11	—
Brown Brothers Harriman & Co.	USD	89	GBP	57	10/03/11	—
Brown Brothers Harriman & Co.	USD	16	GBP	10	10/04/11	—
Brown Brothers Harriman & Co.	USD	63	JPY	4,832	10/03/11	—
Brown Brothers Harriman & Co.	USD	162	JPY	12,383	10/03/11	1
Brown Brothers Harriman & Co.	USD	236	JPY	18,054	10/03/11	2
Brown Brothers Harriman & Co.	CHF	203	USD	227	10/04/11	(2)
Brown Brothers Harriman & Co.	EUR	33	USD	45	10/03/11	(1)
Brown Brothers Harriman & Co.	EUR	107	USD	146	10/03/11	(2)
Brown Brothers Harriman & Co.	EUR	137	USD	186	10/03/11	(2)
Brown Brothers Harriman & Co.	EUR	11	USD	15	10/04/11	—
Brown Brothers Harriman & Co.	EUR	15	USD	21	10/04/11	—
Brown Brothers Harriman & Co.	EUR	20	USD	27	10/04/11	—
Brown Brothers Harriman & Co.	EUR	23	USD	31	10/04/11	—
Brown Brothers Harriman & Co.	EUR	33	USD	45	10/04/11	(1)
Brown Brothers Harriman & Co.	EUR	36	USD	48	10/04/11	—
Brown Brothers Harriman & Co.	EUR	27	USD	36	10/05/11	—
Brown Brothers Harriman & Co.	JPY	9,687	USD	126	10/04/11	(1)
Brown Brothers Harriman & Co.	NOK	83	USD	14	10/04/11	—
Commonwealth Bank of Australia	AUD	373	USD	380	12/21/11	(23)
Commonwealth Bank of Australia	CAD	516	USD	521	12/21/11	(30)
Commonwealth Bank of Australia	JPY	75,250	USD	981	12/21/11	(4)
Credit Suisse First Boston	AUD	373	USD	380	12/21/11	(23)
Deutsche Bank AG	EUR	1,598	USD	2,189	12/21/11	(49)
Deutsche Bank AG	GBP	513	USD	810	12/21/11	(11)
Deutsche Bank AG	JPY	75,250	USD	981	12/21/11	(4)
HSBC Bank PLC	AUD	373	USD	380	12/21/11	(23)
HSBC Bank PLC	CAD	516	USD	521	12/21/11	(29)
HSBC Bank PLC	EUR	1,598	USD	2,191	12/21/11	(51)
HSBC Bank PLC	GBP	200	USD	313	12/21/11	(1)
HSBC Bank PLC	GBP	513	USD	810	12/21/11	(12)
HSBC Bank PLC	HKD	1,313	USD	168	12/21/11	—
HSBC Bank PLC	JPY	75,250	USD	981	12/21/11	(4)
JP Morgan Chase Bank	USD	4	CHF	4	10/03/11	—
JP Morgan Chase Bank	USD	13	CHF	11	10/03/11	—
JP Morgan Chase Bank	USD	89	EUR	66	10/03/11	1
JP Morgan Chase Bank	AUD	373	USD	380	12/21/11	(23)
JP Morgan Chase Bank	CAD	516	USD	521	12/21/11	(30)
JP Morgan Chase Bank	EUR	200	USD	274	12/21/11	(6)
JP Morgan Chase Bank	EUR	200	USD	269	12/21/11	(1)
JP Morgan Chase Bank	GBP	33	USD	52	10/03/11	—
JP Morgan Chase Bank	GBP	100	USD	158	12/21/11	(2)
JP Morgan Chase Bank	GBP	513	USD	810	12/21/11	(12)

See accompanying notes which are an integral part of the quarterly report.

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JP Morgan Chase Bank	HKD	1,313	USD	168	12/21/11	—
JP Morgan Chase Bank	JPY	20,000	USD	261	12/21/11	(1)
JP Morgan Chase Bank	JPY	75,250	USD	980	12/21/11	(4)
JP Morgan Chase Bank	NOK	153	USD	27	10/03/11	—
Mellon Bank	EUR	1,598	USD	2,192	12/21/11	(51)
Morgan Stanley & Co., Inc.	AUD	4	USD	3	10/03/11	—
Morgan Stanley & Co., Inc.	CAD	23	USD	21	10/03/11	1
Morgan Stanley & Co., Inc.	EUR	183	USD	249	10/03/11	(4)
Morgan Stanley & Co., Inc.	GBP	44	USD	67	10/03/11	1
Morgan Stanley & Co., Inc.	HKD	182	USD	23	10/03/11	—
Morgan Stanley & Co., Inc.	JPY	3,975	USD	52	10/03/11	—
Royal Bank of Canada	USD	310	AUD	320	12/21/11	3
Royal Bank of Canada	USD	243	CAD	250	12/21/11	4
Royal Bank of Canada	USD	2,557	EUR	1,900	12/21/11	13
Royal Bank of Canada	USD	307	GBP	200	12/21/11	(5)
Royal Bank of Canada	USD	141	HKD	1,100	12/21/11	—
Royal Bank of Canada	USD	1,050	JPY	80,000	12/21/11	11
Royal Bank of Canada	AUD	373	USD	380	12/21/11	(23)
Royal Bank of Canada	CAD	516	USD	521	12/21/11	(30)
Royal Bank of Canada	EUR	1,598	USD	2,190	12/21/11	(49)
Royal Bank of Canada	GBP	513	USD	810	12/21/11	(11)
Royal Bank of Canada	HKD	1,313	USD	168	12/21/11	—
Royal Bank of Canada	JPY	75,250	USD	981	12/21/11	(4)
Royal Bank of Scotland PLC	AUD	100	USD	102	12/21/11	(6)
Royal Bank of Scotland PLC	EUR	300	USD	412	12/21/11	(10)
Royal Bank of Scotland PLC	GBP	100	USD	158	12/21/11	(2)
State Street Bank & Trust Co.	USD	59	EUR	44	10/05/11	—
State Street Bank & Trust Co.	USD	272	EUR	200	12/21/11	4
State Street Bank & Trust Co.	USD	36	HKD	280	10/04/11	—
State Street Bank & Trust Co.	USD	38	HKD	297	10/04/11	—
State Street Bank & Trust Co.	USD	6,809	JPY	550,074	10/11/11	(322)
State Street Bank & Trust Co.	AUD	100	USD	97	12/21/11	(1)
State Street Bank & Trust Co.	CAD	100	USD	97	12/21/11	(1)
State Street Bank & Trust Co.	CAD	100	USD	101	12/21/11	(5)
State Street Bank & Trust Co.	CAD	100	USD	101	12/21/11	(6)
State Street Bank & Trust Co.	CHF	22	USD	24	10/05/11	—
State Street Bank & Trust Co.	EUR	21	USD	28	10/04/11	—
State Street Bank & Trust Co.	EUR	25	USD	33	10/05/11	—
State Street Bank & Trust Co.	EUR	200	USD	273	12/21/11	(6)
State Street Bank & Trust Co.	EUR	1,598	USD	2,190	12/21/11	(50)
State Street Bank & Trust Co.	GBP	14	USD	22	10/05/11	—
State Street Bank & Trust Co.	GBP	513	USD	810	12/21/11	(12)
State Street Bank & Trust Co.	HKD	500	USD	64	12/21/11	—
State Street Bank & Trust Co.	HKD	1,313	USD	168	12/21/11	—
State Street Bank & Trust Co.	JPY	42,637	USD	550	10/11/11	3
State Street Bank & Trust Co.	JPY	118,372	USD	1,510	10/11/11	25
State Street Bank & Trust Co.	JPY	389,064	USD	4,979	10/11/11	67
State Street Bank & Trust Co.	NOK	175	USD	30	10/05/11	—
Westpac Banking Corp.	AUD	373	USD	380	12/21/11	(23)
Westpac Banking Corp.	CAD	516	USD	521	12/21/11	(30)
Westpac Banking Corp.	HKD	1,313	USD	168	12/21/11	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(960)

See accompanying notes which are an integral part of the quarterly report.

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$—	$2,508	$—	$2,508
Austria	—	295	—	295
Belgium	—	2,082	—	2,082
Bermuda	842	2,144	—	2,986
Brazil	5,010	—	—	5,010
Canada	6,588	—	—	6,588
Cayman Islands	2,164	747	—	2,911
Czech Republic	—	619	—	619
Denmark	—	3,840	—	3,840
Finland	—	286	—	286
France	—	22,572	—	22,572
Germany	—	20,211	—	20,211
Hong Kong	—	5,141	—	5,141
India	2,462	—	—	2,462
Ireland	1,128	—	—	1,128
Isle of Man	—	967	—	967
Israel	629	—	—	629
Italy	—	7,556	—	7,556
Japan	37	44,252	—	44,289
Jersey	—	2,228	—	2,228
Luxembourg	1,716	644	—	2,360
Mexico	693	—	—	693
Netherlands	1,618	18,019	—	19,637
Norway	—	3,287	—	3,287
Russia	—	1,302	—	1,302
Singapore	—	5,586	—	5,586
South Africa	—	645	—	645
South Korea	—	1,988	—	1,988
Spain	—	5,685	—	5,685
Sweden	—	1,504	—	1,504
Switzerland	2,271	24,666	—	26,937
Taiwan	4,595	2,436	—	7,031
Thailand	—	1,186	—	1,186
United Kingdom	5,204	60,318	—	65,522
United States	5,211	375	—	5,586
Virgin Islands, British	669	—	—	669
Preferred Stocks	750	316	—	1,066
Warrants & Rights	—	—	52	52
Short-Term Investments	—	25,781	—	25,781
Other Securities	—	41,409	—	41,409

Total Investments	41,587	310,595	52	352,234

Other Financial Instruments
Futures Contracts	391	—	—	391
Foreign Currency Exchange Contracts	(6)	(954)	—	(960)

Total Other Financial Instruments*	$385	$(954)	$—	$(569)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation/depreciation on the instruments.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending September 30, 2011 were less than 1% of net assets.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

22	Non-U.S. Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 92.7%
Asset-Backed Securities - 6.1%
Access Group, Inc. Series 2008-1 Class A 1.553% due 10/27/25 (Ê)	670	674
ACE Securities Corp. Series 2005-SD3 Class A 0.635% due 08/25/45 (Ê)	66	62
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.625% due 11/25/34 (Ê)	—	—
Series 2005-R11 Class A2C 0.465% due 01/25/36 (Ê)	691	673
Asset Backed Securities Corp. Home Equity Series 2005-HE5 Class M3 0.715% due 06/25/35 (Ê)	1,050	659
Series 2006-HE5 Class A5 0.475% due 07/25/36 (Ê)	1,200	373
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	142
Brazos Higher Education Authority Series 2005-3 Class A14 0.468% due 09/25/23 (Ê)	317	314
Series 2010-1 Class A1 1.212% due 05/25/29 (Ê)	272	270
Series 2010-1 Class A2 1.512% due 02/25/35 (Ê)	500	476
Series 2011-1 Class A2 1.112% due 02/25/30 (Ê)	700	693
Series 2011-2 Class A2 1.097% due 07/25/29 (Ê)	800	790
Carrington Mortgage Loan Trust Series 2006-NC1 Class A4 0.545% due 01/25/36 (Ê)	1,500	479
Centex Home Equity Series 2006-A Class AV4 0.485% due 06/25/36 (Ê)	700	372
Chatham Light CLO, Ltd. Series 2005-2A Class A1 0.507% due 08/03/19 (Å)(Ê)	495	477
CIT Education Loan Trust Series 2007-1 Class A 0.448% due 03/25/42 (Ê)(Þ)	536	491
CIT Mortgage Loan Trust Series 2007-1 Class 2A1 1.235% due 10/25/37 (Å)(Ê)	52	50
Series 2007-1 Class 2A2 1.485% due 10/25/37 (Å)(Ê)	130	97
Series 2007-1 Class 2A3 1.685% due 10/25/37 (Å)(Ê)	180	74
Citigroup Mortgage Loan Trust, Inc. Series 2007-WFH1 Class A3 0.385% due 01/25/37 (Ê)	1,045	725
Series 2007-WFH1 Class A4 0.435% due 01/25/37 (Ê)	934	348

	Principal Amount ($) or Shares	Market Value $
Series 2007-WFH4 Class A2B 1.285% due 07/25/37 (Ê)	1,290	661
Conseco Financial Corp. Series 1996-10 Class M1 7.240% due 11/15/28	700	759
Series 1999-2 Class A5 6.680% due 12/01/30	655	661
Countrywide Home Equity Loan Trust Series 2006-HW Class 2A1B 0.357% due 11/15/36 (Ê)	294	223
Educational Funding of the South, Inc. Series 2011-1 Class A2 0.903% due 04/25/35 (Ê)	210	193
EFS Volunteer LLC Series 2010-1 Class A2 1.103% due 10/25/35 (Ê)(Þ)	500	475
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15 Class A3 0.285% due 11/25/36 (Ê)	1	1
Series 2007-FF1 Class A2B 0.325% due 01/25/38 (Ê)	688	464
GCO Education Loan Funding Trust Series 2006-1 Class A10L 0.502% due 02/27/28 (Ê)	100	85
Series 2006-1 Class A11L 0.542% due 05/25/36 (Ê)	100	82
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	42	31
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	54	38
Goal Capital Funding Trust Series 2010-1 Class A 1.012% due 08/25/48 (Ê)(Þ)	89	88
GSAA Trust Series 2006-2 Class 2A3 0.505% due 12/25/35 (Ê)	320	280
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.521% due 01/20/34 (Ê)	153	131
Series 2006-4 Class A3V 0.381% due 03/20/36 (Ê)	789	752
Series 2007-1 Class AS 0.431% due 03/20/36 (Ê)	507	426
Series 2007-2 Class M2 0.601% due 07/20/36 (Ê)	1,300	729
Series 2007-3 Class APT 1.431% due 11/20/36 (Ê)	223	198
Indymac Residential Asset Backed Trust Series 2006-H2 Class A 0.387% due 06/28/36 (Ê)	212	95
IXIS Real Estate Capital Trust Series 2005-HE1 Class M2 0.970% due 06/25/35 (Ê)	279	255

Core Bond Fund	23

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Jasper CLO, Ltd. Series 2005-1A Class A 0.526% due 08/01/17 (Ê)(Þ)	1,871	1,739
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class A4 0.525% due 01/25/36 (Ê)	2,350	825
Knowledge Works Foundation Series 2010-1 Class A 1.262% due 02/25/42 (Ê)	278	273
Lehman XS Trust
Series 2006-9 Class A1B 0.395% due 05/25/46 (Ê)	220	116
Series 2006-13 Class 1A2 0.405% due 09/25/36 (Ê)	212	118
Series 2006-19 Class A2 0.405% due 12/25/36 (Ê)	236	130
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.795% due 10/25/34 (Ê)	5	3
Series 2004-4 Class M1 1.135% due 10/25/34 (Ê)	1,000	700
Mastr Asset Backed Securities Trust Series 2005-WMC1 Class M1 0.655% due 03/25/35 (Ê)	75	75
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1 Class A2B 0.405% due 04/25/37 (Ê)	163	71
Series 2007-4 Class 2A2 0.355% due 07/25/37 (Ê)	1,160	687
Missouri Higher Education Loan Authority Series 2010-1 Class A1 1.262% due 11/26/32 (Ê)	816	817
Morgan Stanley ABS Capital I Series 2006-HE1 Class A4 0.525% due 01/25/36 (Ê)	1,950	925
Series 2007-HE2 Class A2B 0.325% due 01/25/37 (Ê)	1,043	366
Series 2007-HE5 Class A2C 0.485% due 03/25/37 (Ê)	800	260
Nelnet Student Loan Trust Series 2010-3A Class A 1.033% due 07/27/48 (Ê)(Þ)	352	352
Series 2011-1A Class A 1.085% due 02/25/43 (Ê)(Þ)	949	948
Northstar Education Finance, Inc. Series 2004-1 Class A4 0.443% due 04/29/19 (Ê)	1,000	993
Series 2007-1 Class A1 0.353% due 04/28/30 (Ê)	475	433
Series 2007-1 Class A3 0.313% due 01/29/46 (Ê)	500	447
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	114	98
Series 2006-D Class A3 0.495% due 11/25/46 (Ê)	1,500	729

	Principal Amount ($) or Shares	Market Value $
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	85	67
Series 2006-1 Class AF6 5.746% due 05/25/36	166	97
Residential Asset Mortgage Products, Inc. Series 2003-RS9 Class AI6A 6.110% due 10/25/33	381	366
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	116	107
Residential Asset Securities Corp. Series 2003-KS4 Class AIIB 0.815% due 06/25/33 (Ê)	30	15
SG Mortgage Securities Trust Series 2006-OPT2 Class A3C 0.385% due 10/25/36 (Ê)	1,500	388
SLM Student Loan Trust Series 2006-5 Class A6B 0.373% due 10/25/40 (Ê)	490	437
Series 2008-2 Class A1 0.553% due 01/25/15 (Ê)	16	16
Series 2008-7 Class A2 0.753% due 10/25/17 (Ê)	2,800	2,798
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	548	597
Soundview Home Equity Loan Trust Series 2005-OPT3 Class A4 0.535% due 11/25/35 (Ê)	496	453
Structured Asset Securities Corp. Series 2006-BC6 Class A2 0.315% due 01/25/37 (Ê)	478	468
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.385% due 05/25/36 (Ê)	604	286

		32,066

Corporate Bonds and Notes - 18.0%
ACCO Brands Corp. 10.625% due 03/15/15	225	242
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	212
Ally Financial, Inc. 7.500% due 12/31/13	1,900	1,928
7.500% due 09/15/20	100	91
Altria Group, Inc. 9.700% due 11/10/18	150	199
American Airlines 2011-2 Class A Pass Through Trust Series A 8.625% due 10/15/21	625	620
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	317

24	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.000% due 09/13/17	400	450
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	449
American Express Co. 7.000% due 03/19/18	200	237
American International Group, Inc. 4.875% due 09/15/16	175	168
5.600% due 10/18/16	700	693
5.450% due 05/18/17	1,000	958
5.850% due 01/16/18	900	892
Amgen, Inc. 6.900% due 06/01/38	1,000	1,364
Anadarko Petroleum Corp. 6.375% due 09/15/17	250	280
8.700% due 03/15/19 (Ñ)	150	189
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 01/15/15	225	244
Arch Coal, Inc. 7.000% due 06/15/19 (Þ)	350	333
Arizona Public Service Co. 5.800% due 06/30/14	100	111
6.250% due 08/01/16	75	87
Ashtead Capital, Inc. 9.000% due 08/15/16 (Þ)	100	99
AT&T, Inc. 4.950% due 01/15/13	200	209
2.950% due 05/15/16	350	361
5.500% due 02/01/18	200	231
3.875% due 08/15/21	150	154
6.300% due 01/15/38	900	1,030
6.400% due 05/15/38	175	203
BAC Capital Trust XV 1.126% due 06/01/56 (Ê)	465	249
Bank of America Corp. 3.625% due 03/17/16	150	137
5.625% due 10/14/16	115	111
6.000% due 09/01/17	335	322
5.750% due 12/01/17	140	131
5.875% due 01/05/21 (Ñ)	125	117
Bank of America NA Series BKNT 0.627% due 06/15/16 (Ê)	600	465
6.100% due 06/15/17	775	722
BankAmerica Capital III Series * 0.819% due 01/15/27 (Ê)	350	217
BB&T Corp. 3.200% due 03/15/16 (Ñ)	325	332
Bear Stearns Cos. LLC (The) 7.250% due 02/01/18	445	525
Berkshire Hathaway, Inc. 3.750% due 08/15/21 (Ñ)	500	507
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	252
Boston Scientific Corp. 4.500% due 01/15/15	275	287

	Principal Amount ($) or Shares	Market Value $
Brandywine Operating Partnership, LP 4.950% due 04/15/18	275	266
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	25	32
6.750% due 03/15/29	10	13
Calpine Construction Finance Co., LP and CCFC Finance Corp. 8.000% due 06/01/16 (Þ)	800	820
Capital One Capital III 7.686% due 08/15/36	225	220
Case New Holland, Inc. 7.750% due 09/01/13	125	130
Caterpillar Financial Services Corp. 4.850% due 12/07/12	100	104
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	175	233
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	58
Charter Communications Operating LLC / Charter Communications Operating Capital 10.875% due 09/15/14 (Þ)	125	134
Chase Capital III Series C 0.876% due 03/01/27 (Ê)	295	219
CHS/Community Health Systems, Inc. 8.875% due 07/15/15 (Ñ)	660	648
Chubb Corp. 6.375% due 03/29/67	175	170
Cimarex Energy Co. 7.125% due 05/01/17	50	51
CIT Group, Inc. 7.000% due 05/01/14 (Ñ)	47	48
7.000% due 05/01/15	285	283
7.000% due 05/04/15 (Þ)	125	124
7.000% due 05/01/17	198	192
7.000% due 05/02/17 (Þ)	400	388
6.625% due 04/01/18 (Ñ)(Þ)	390	388
Series . 7.000% due 05/01/16 (Ñ)	141	137
Citigroup Capital XXI 8.300% due 12/21/57	830	813
Citigroup, Inc. 5.500% due 04/11/13	700	720
5.850% due 07/02/13	100	104
2.286% due 08/13/13 (Ê)	100	99
6.375% due 08/12/14 (Ñ)	150	159
5.000% due 09/15/14	400	392
4.750% due 05/19/15	175	179
4.700% due 05/29/15	50	51
5.850% due 08/02/16 (Ñ)	220	235
6.000% due 08/15/17	850	902
6.125% due 11/21/17	495	529
5.375% due 08/09/20 (Ñ)	90	93
6.125% due 08/25/36	300	254
6.875% due 03/05/38 (Ñ)	450	489

Core Bond Fund	25

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

8.125% due 07/15/39	450	539
Columbus Southern Power Co. Series C 5.500% due 03/01/13	10	11
CommScope, Inc. 8.250% due 01/15/19 (Þ)	225	219
Continental Airlines 1999-1 Class A Pass Through Trust Series 991A 6.545% due 02/02/19	182	184
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22	142	143
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	228	246
Credit Suisse USA, Inc. 5.500% due 08/15/13	45	47
CSC Holdings LLC 8.500% due 04/15/14	460	496
8.500% due 06/15/15	365	384
CVS Caremark Corp. 6.302% due 06/01/37	575	556
5.750% due 05/15/41	425	476
DCP Midstream LLC 9.750% due 03/15/19 (Þ)	100	133
DDR Corp. 9.625% due 03/15/16	85	96
7.500% due 04/01/17	250	264
Dell, Inc. 4.700% due 04/15/13 (Ñ)	400	422
Delta Air Lines, Inc. 9.500% due 09/15/14 (Þ)	382	393
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	350	361
6.000% due 08/15/40	100	107
Discover Bank Series BKNT 8.700% due 11/18/19	250	286
DJO Finance LLC 10.875% due 11/15/14	185	184
Dolphin Subsidiary II, Inc. 7.250% due 10/15/21 (Þ)	650	631
Dow Chemical Co. (The) 7.600% due 05/15/14	424	482
Duke Realty, LP 6.750% due 03/15/20	200	208
Dynegy Roseton / Danskammer Pass Through Trust Series B Series B 7.670% due 11/08/16	700	385
Edison Mission Energy 7.000% due 05/15/17	675	402

	Principal Amount ($) or Shares	Market Value $
El Paso Corp. Series GMTN 8.050% due 10/15/30 (Ñ)	200	234
El Paso Natural Gas Co. 7.500% due 11/15/26	100	118
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	300	330
5.000% due 10/01/21	650	651
Energy Transfer Partners, LP 5.950% due 02/01/15	300	322
Enterprise Products Operating LLC 6.650% due 04/15/18	125	148
Series A 8.375% due 08/01/66	100	104
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	500	536
7.200% due 07/15/48 (Þ)	300	323
Fifth Third Bancorp 3.625% due 01/25/16	125	127
8.250% due 03/01/38	1,100	1,315
Fifth Third Bank Series BKNT 0.402% due 05/17/13 (Ê)	250	245
First Niagara Financial Group, Inc. 6.750% due 03/19/20	125	141
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	184	161
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	300	322
Frontier Communications Corp. 6.250% due 01/15/13	325	326
GE Capital Trust I 6.375% due 11/15/67 (Ñ)	198	191
General Electric Capital Corp. 1.198% due 05/22/13 (Ê)	75	75
5.900% due 05/13/14	350	383
5.625% due 05/01/18	230	251
4.375% due 09/16/20	300	305
5.875% due 01/14/38	300	307
Series EMTN 0.595% due 03/20/14 (Ê)	400	392
6.375% due 11/15/67	1,900	1,785
Series GMTN 6.875% due 01/10/39	350	402
Series MTNA 6.750% due 03/15/32	425	485
General Electric Co. 5.250% due 12/06/17	150	167
GenOn REMA LLC Series B 9.237% due 07/02/17	343	350
Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14 (Ñ)	150	159
3.625% due 02/07/16 (Ñ)	285	277
6.250% due 09/01/17	600	625
6.150% due 04/01/18	400	415

26	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.500% due 02/15/19	550	614
6.000% due 06/15/20	150	154
6.750% due 10/01/37	800	732
Series MTNB 0.653% due 07/22/15 (Ê)	100	89
Goodyear Tire & Rubber Co. (The) 10.500% due 05/15/16 (Ñ)	195	211
HCA, Inc. 8.500% due 04/15/19	300	318
7.875% due 02/15/20 (Ñ)	575	595
7.250% due 09/15/20	250	253
HCP, Inc. 6.000% due 01/30/17	175	184
6.700% due 01/30/18	425	459
5.375% due 02/01/21	125	125
Series MTNE 6.000% due 06/15/14	400	425
Health Care REIT, Inc. 4.700% due 09/15/17	400	401
4.950% due 01/15/21	300	288
5.250% due 01/15/22	200	190
6.500% due 03/15/41	200	190
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	950	1,026
Hewlett-Packard Co. 0.588% due 05/24/13 (Ê)	700	692
3.000% due 09/15/16 (Ñ)	225	227
Historic TW, Inc. 8.050% due 01/15/16	195	230
HSBC Bank USA 4.875% due 08/24/20 (Ñ)	250	234
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	262	275
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	720	720
6.750% due 09/01/16 (Þ)	100	100
Ipalco Enterprises, Inc. 5.000% due 05/01/18 (Þ)	125	114
iPCS, Inc. 2.379% due 05/01/13 (Ê)	440	400
JPMorgan Chase & Co. 5.375% due 01/15/14 (Ñ)	170	183
3.150% due 07/05/16	600	596
6.000% due 01/15/18	200	223
4.250% due 10/15/20 (Ñ)	300	301
Series 1 7.900% due 04/29/49 (Æ)(ƒ)	300	309
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	70	74
6.000% due 10/01/17	945	994
JPMorgan Chase Capital XIII Series M 1.319% due 09/30/34 (Ê)	480	372

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36 (Ñ)	200	202
JPMorgan Chase Capital XXI Series U 1.206% due 02/02/37 (Ê)	335	238
JPMorgan Chase Capital XXIII 1.286% due 05/15/47 (Ê)	545	366
Kinder Morgan Energy Partners, LP 5.950% due 02/15/18	700	797
Kraft Foods, Inc. 6.125% due 02/01/18	200	235
6.125% due 08/23/18	125	147
6.500% due 02/09/40 (Ñ)	175	214
L-3 Communications Corp. Series B 6.375% due 10/15/15	225	230
Lehman Brothers Holdings, Inc. (Ø) 5.625% due 01/24/13	200	48
6.200% due 09/26/14	200	48
Liberty Property, LP 4.750% due 10/01/20	275	276
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	81
MarkWest Energy Partners, LP Series B 8.750% due 04/15/18	100	107
MBNA Capital B Series B 1.054% due 02/01/27 (Ê)	1,335	861
MBNA Corp. 6.125% due 03/01/13	200	200
Merrill Lynch & Co., Inc. 5.450% due 02/05/13	1,000	990
6.050% due 05/16/16	300	270
6.400% due 08/28/17	325	315
6.875% due 04/25/18	500	500
MetLife, Inc. 4.750% due 02/08/21	350	364
6.400% due 12/15/36 (Ñ)	100	89
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	200	216
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	362	369
Morgan Stanley 0.700% due 10/18/16 (Ê)	435	339
5.550% due 04/27/17	425	409
6.250% due 08/28/17	600	593
5.950% due 12/28/17	125	121
6.625% due 04/01/18	550	546
5.625% due 09/23/19	450	422
Series GMTN 2.786% due 05/14/13 (Ê)	200	193
5.450% due 01/09/17	225	217

Core Bond Fund	27

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

National City Bank Series BKNT 0.703% due 06/07/17 (Ê)	700	641
Nationwide Financial Services 5.375% due 03/25/21 (Þ)	375	367
NBC Universal, Inc. 4.375% due 04/01/21	525	539
NCUA Guaranteed Notes Series A4 3.000% due 06/12/19	400	423
Nevada Power Co. Series L 5.875% due 01/15/15	100	112
Newfield Exploration Co. 7.125% due 05/15/18	150	155
5.750% due 01/30/22	50	49
News America, Inc. 8.250% due 10/17/96	20	26
Series WI 6.150% due 02/15/41	300	317
Nextel Communications, Inc. Series C 5.950% due 03/15/14 (Ñ)	205	192
Series E 6.875% due 10/31/13 (Ñ)	260	253
NGPL PipeCo LLC 6.514% due 12/15/12 (Þ)	200	208
Nielsen Finance LLC / Nielsen Finance Co. 11.500% due 05/01/16	312	354
Nisource Finance Corp. 6.400% due 03/15/18	145	169
6.125% due 03/01/22	335	380
NRG Energy, Inc. 7.375% due 01/15/17	100	103
7.625% due 01/15/18 (Þ)	160	149
8.500% due 06/15/19	155	150
7.875% due 05/15/21 (Þ)	125	114
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	550	669
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	450	570
Philip Morris International, Inc. 6.375% due 05/16/38	100	129
Plains Exploration & Production Co. 7.625% due 06/01/18	350	359
Plastipak Holdings, Inc. 8.500% due 12/15/15 (Þ)	100	99
PNC Bank NA Series BKNT 6.875% due 04/01/18	175	203
Progress Energy, Inc. 5.625% due 01/15/16	40	46
7.050% due 03/15/19	200	249
ProLogis, LP 1.875% due 11/15/37	150	146
Prudential Financial, Inc. 3.875% due 01/14/15	375	383

	Principal Amount ($) or Shares	Market Value $
4.500% due 11/15/20 (Ñ)	100	99
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	550	694
Public Service Co. of New Mexico 7.950% due 05/15/18	260	298
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	125	125
Pulte Group, Inc. 5.250% due 01/15/14	1,000	953
Qwest Communications International, Inc. 8.000% due 10/01/15	548	570
Qwest Corp. 7.625% due 06/15/15	100	107
8.375% due 05/01/16	175	192
Range Resources Corp. 7.500% due 10/01/17	50	53
7.250% due 05/01/18	100	107
Reinsurance Group of America, Inc. 6.750% due 12/15/65	275	240
Rensselaer Polytechnic Institute 5.600% due 09/01/20	325	372
Rock-Tenn Co. 5.625% due 03/15/13	25	26
RSC Equipment Rental, Inc./RSC Holdings III LLC 10.000% due 07/15/17 (Þ)	325	341
Sabine Pass LNG, LP 7.250% due 11/30/13	780	755
7.500% due 11/30/16 (Ñ)	65	60
Series 144a 7.500% due 11/30/16 (Þ)	380	336
Santander Holdings USA, Inc. 4.625% due 04/19/16 (Ñ)	130	125
Simon Property Group, LP 6.100% due 05/01/16 (Ñ)	130	147
5.650% due 02/01/20	275	302
4.375% due 03/01/21	100	102
SLM Corp. 6.250% due 01/25/16	250	245
Series MTNA 5.000% due 04/15/15	1,800	1,678
Southern Union Co. 7.200% due 11/01/66	1,005	849
Springleaf Finance Corp. 6.900% due 12/15/17	300	216
State Street Capital Trust III 5.337% due 01/29/49 (Ê)(ƒ)(Ñ)	200	200
Steel Dynamics, Inc. 7.750% due 04/15/16 (Ñ)	275	271
SunTrust Banks, Inc. 3.600% due 04/15/16	200	203
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	150	158
Target Corp. 5.125% due 01/15/13	400	423

28	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tennessee Gas Pipeline Co. 8.000% due 02/01/16	200	232
7.500% due 04/01/17	75	89
8.375% due 06/15/32	100	132
Time Warner, Inc. 5.875% due 11/15/16	400	452
Transatlantic Holdings, Inc. 8.000% due 11/30/39	150	178
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	91	98
Union Electric Co. 6.400% due 06/15/17	205	244
Union Pacific Corp. 4.163% due 07/15/22 (Þ)	349	372
UnitedHealth Group, Inc. 4.875% due 02/15/13	200	210
6.000% due 06/15/17	3	3
6.500% due 06/15/37	45	56
Wachovia Corp. 5.625% due 10/15/16	100	108
5.750% due 02/01/18	500	563
WCI Finance LLC / WEA Finance LLC 5.400% due 10/01/12 (Þ)	75	77
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	205	229
6.750% due 09/02/19 (Þ)	95	106
Wells Fargo & Co. 5.625% due 12/11/17	300	339
Series K 7.980% due 03/29/49 (ƒ)(Ñ)	3,300	3,398
Williams Cos., Inc. (The) 7.875% due 09/01/21	261	309
8.750% due 03/15/32	175	229
Windstream Corp. 8.625% due 08/01/16	64	66
Xylem, Inc. 3.550% due 09/20/16 (Þ)	250	251
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	300	264

		94,136

International Debt - 10.4%
Abbey National Treasury Services PLC 1.553% due 04/25/13 (ž)	300	305
1.602% due 06/10/13 (ž)	2,000	2,033
3.875% due 11/10/14 (Þ)	870	835
4.000% due 04/27/16 (Ñ)	275	254
Achmea Hypotheekbank NV 3.200% due 11/03/14 (Þ)	900	951
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	100	116
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	641

	Principal Amount ($) or Shares	Market Value $
ArcelorMittal 6.125% due 06/01/18 (Ñ)	175	169
ARES CLO, Ltd. Series 2005-10A Class A3
0.590% due 09/18/17 (Å)(Ê)	271	263
AstraZeneca PLC 5.900% due 09/15/17	100	119
Australia & New Zealand Banking Group, Ltd. 1.119% due 05/08/13 (Å)(Ê)	300	300
AWAS Aviation Capital, Ltd. 7.000% due 10/15/16 (Þ)	347	341
Banco Santander Brazil SA 2.450% due 03/18/14 (Ê)(Þ)	200	193
Bank of Montreal 2.850% due 06/09/15 (Þ)	100	106
Bank of New York Mellon SA Institucion de Banca Multiple 9.625% due 05/02/21 (Þ)	199	169
Bank of Nova Scotia 2.150% due 08/03/16 (Ñ)(Þ)	700	712
Bank of Scotland PLC 5.250% due 02/21/17 (Þ)	200	216
Barclays Bank PLC 6.050% due 12/04/17 (Þ)	200	184
BBVA Bancomer SA 7.250% due 04/22/20 (Ñ)(Þ)	300	293
6.500% due 03/10/21 (Ñ)(Þ)	200	185
Black Diamond CLO, Ltd. Series 2007-1A Class AD 0.503% due 04/29/19 (Ê)(Þ)	750	689
BM&FBovespa SA 5.500% due 07/16/20 (Þ)	100	98
BNP Paribas SA 5.186% due 06/29/49 (ƒ)(Þ)	300	207
Series MTn 0.646% due 04/08/13 (Ê)(Ñ)	680	652
Bolivarian Republic of Venezuela 8.250% due 10/13/24	70	41
BP Capital Markets PLC 3.200% due 03/11/16 (Ñ)	200	209
4.500% due 10/01/20 (Ñ)	350	379
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	300	274
BRFkredit AS 2.050% due 04/15/13 (Þ)	1,400	1,429
Canadian Imperial Bank of Commerce 0.900% due 09/19/14 (Ñ)(Þ)	400	398
2.750% due 01/27/16 (Þ)	200	209
Canadian Natural Resources, Ltd. 5.150% due 02/01/13	100	105
Cemex SAB de CV 5.369% due 09/30/15 (Ê)(Þ)	280	168
Cie de Financement Foncier 2.125% due 04/22/13 (Ñ)(Þ)	500	501
Colombia Government International Bond 4.375% due 07/12/21	550	561

Core Bond Fund	29

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	200	251
Covidien International Finance SA 4.200% due 06/15/20	175	190
Credit Suisse NY 6.000% due 02/15/18 (Ñ)	770	781
CSN Islands XI Corp. 6.875% due 09/21/19 (Þ)	200	211
Deutsche Bank AG 6.000% due 09/01/17	600	661
Dexia Credit Local SA 0.733% due 04/29/14 (Ê)(Þ)	500	471
DnB NOR Boligkreditt 2.100% due 10/14/15 (Þ)	1,600	1,619
2.900% due 03/29/16 (Þ)	1,100	1,140
Dolphin Energy, Ltd. 5.888% due 06/15/19 (Þ)	115	123
Electricite De France 5.500% due 01/26/14 (Þ)	200	214
6.500% due 01/26/19 (Þ)	200	234
6.950% due 01/26/39 (Þ)	200	249
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	100	106
Enel Finance International NV 6.250% due 09/15/17 (Þ)	300	303
Escrow GM Corp 1.000% due 12/31/12 (Å)	80	30
Export-Import Bank of Korea 5.875% due 01/14/15	700	744
Gazprom International SA for Gazprom Series regs 7.201% due 02/01/20	45	48
Gazprom OAO Via Gaz Capital SA Series REGS 9.250% due 04/23/19	110	128
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	825	703
HSBC Bank PLC 3.100% due 05/24/16 (Ñ)(Þ)	800	795
HSBC Bank USA Series CLN Zero coupon due 08/15/40	590	670
HSBC Finance Corp. 1.806% due 04/05/13 (Ê)	300	390
HSBC Holdings PLC 6.500% due 05/02/36	100	100
6.500% due 09/15/37	100	98
Indian Oil Corp., Ltd. 4.750% due 01/22/15	400	409
ING Bank NV 1.397% due 03/15/13 (Ê)(Þ)	600	596
1.737% due 06/09/14 (Ê)(Þ)	300	295
2.375% due 06/09/14 (Þ)	375	364
2.500% due 01/14/16 (Þ)	700	701
Intelsat Jackson Holdings SA 9.500% due 06/15/16	580	588

	Principal Amount ($) or Shares	Market Value $
7.250% due 04/01/19 (Ñ)(Þ)	375	348
Intesa Sanpaolo SpA 2.708% due 02/24/14 (Ê)(Þ)	200	180
Israel Government AID Bond 5.500% due 09/18/33	400	513
Korea Electric Power Corp. 5.125% due 04/23/34 (Þ)	60	62
Lloyds TSB Bank PLC 6.500% due 09/14/20 (Ñ)(Þ)	100	85
Majapahit Holding BV Series REGS 7.750% due 10/17/16	100	111
Mexico Government International Bond 6.050% due 01/11/40	260	294
Monument Park CDO, Ltd. Series 2004-1A Class A1 0.801% due 01/20/16 (Ê)(Þ)	325	316
Morgan Stanley 2.001% due 04/13/16	100	110
1.752% due 01/16/17	200	213
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	900	950
Morgan Stanley Group, Inc. 5.750% due 02/14/17	300	440
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)	200	202
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	800	845
Nexen, Inc. 7.500% due 07/30/39	150	176
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	100	88
Nordea Eiendomskreditt AS 1.875% due 04/07/14 (Þ)	1,000	1,013
North American Development Bank 4.375% due 02/11/20	400	452
PE Paper Escrow GmbH 12.000% due 08/01/14 (Þ)	200	210
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	400	397
7.875% due 03/15/19	800	928
5.750% due 01/20/20	30	31
5.375% due 01/27/21 (Ñ)	420	425
Petroleos de Venezuela SA Series REGS 8.500% due 11/02/17	160	105
Petroleos Mexicanos 8.000% due 05/03/19	320	390
PPL WEM Holdings PLC 5.375% due 05/01/21 (Ñ)(Þ)	300	320
Province of Ontario Canada 1.375% due 01/27/14	200	202
PTTEP Canada International Finance, Ltd. 5.692% due 04/05/21 (Þ)	210	212
Qatar Government International Bond 5.250% due 01/20/20 (Þ)	520	572

30	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

QBE Capital Funding III, Ltd. 7.250% due 05/24/41 (Þ)	250	226
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	275
Series REGS 6.750% due 09/30/19 (Å)	300	357
Republic of Venezuela 7.750% due 10/13/19	180	114
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	100	99
Royal Bank of Scotland Group PLC 6.990% due 10/29/49 (ƒ)(Þ)	300	191
Series 1 9.118% due 03/31/49 (ƒ)	300	287
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	500	485
4.875% due 08/25/14 (Þ)	1,000	1,007
5.625% due 08/24/20	200	193
Russia Government International Bond Series REGS 7.500% due 03/31/30	104	117
RZD Capital, Ltd. 5.739% due 04/03/17	500	497
Santander US Debt SA Unipersonal 2.991% due 10/07/13 (Þ)	400	384
SLM Corp. 1.044% due 06/17/13 (Ê)	150	189
Sparebank 1 Boligkreditt AS 1.250% due 10/25/13 (Þ)	1,100	1,105
2.625% due 05/27/16 (Þ)	1,100	1,123
Stadshypotek AB 1.450% due 09/30/13 (Þ)	300	302
State of Qatar 5.150% due 04/09/14	100	108
Swedbank AB 2.900% due 01/14/13 (Þ)	800	825
Teck Resources, Ltd. 10.750% due 05/15/19	200	249
Telecom Italia Capital SA 7.200% due 07/18/36	225	206
TNK-BP Finance SA Series REGS 7.500% due 07/18/16	120	125
Toronto-Dominion Bank (The) 0.875% due 09/12/14 (Ñ)(Þ)	800	797
1.625% due 09/14/16 (Þ)	900	897
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	225	224
Transocean, Inc. 6.000% due 03/15/18	100	106
6.500% due 11/15/20	200	218
Turkiye Garanti Bankasi AS 2.751% due 04/20/16 (Ê)(Þ)	200	180
UBS AG 5.850% due 12/31/17 (Å)	270	143

	Principal Amount ($) or Shares	Market Value $
Series BKNT 5.875% due 12/20/17	400	412
5.750% due 04/25/18	100	103
UPCB Finance III, Ltd. 6.625% due 07/01/20 (Þ)	200	188
Vale Overseas, Ltd. 5.625% due 09/15/19	400	419
Venezuela Government International Bond 9.000% due 05/07/23	40	25
9.250% due 05/07/28	20	12
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 7.748% due 02/02/21 (Ñ)(Þ)	200	166
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	100	97
Virgin Media Finance PLC Series 1 9.500% due 08/15/16	225	243
Vivendi SA 5.750% due 04/04/13 (Þ)	400	422
Weatherford International, Ltd./Bermuda 9.625% due 03/01/19	250	323
Westchester CLO, Ltd. Zero coupon due 08/01/22 (Å)	1,297	1,200
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	700	747
WG Horizons CLO Series 2006-1A Class A1
0.579% due 05/24/19 (Ê)(Þ)	800	737
White Nights Gazprom 10.500% due 03/08/14	200	221
10.500% due 03/25/14	300	333
WPP Finance UK 8.000% due 09/15/14	250	283

		54,667

Loan Agreements - 0.2%
Caesars Entertainment Operating Co., Inc. 3.234% due 01/28/15	175	145
3.253% due 01/28/15	325	270
HCA, Inc. 3.619% due 05/01/18	507	476

		891

Mortgage-Backed Securities - 41.7%
ABN Amro Mortgage Corp. Series 2003-13 Class A3
5.500% due 01/25/34	1,555	1,568
Adjustable Rate Mortgage Trust Series 2004-5 Class 2A1 2.811% due 04/25/35	47	43
Series 2007-1 Class 1A1 2.938% due 03/25/37	999	463

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Home Mortgage Assets Series 2007-4 Class A2 0.425% due 08/25/37 (Ê)	814	563
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.218% due 02/25/45 (Ê)	67	53
Banc of America Funding Corp. Series 2005-D Class A1 2.717% due 05/25/35 (Ê)	74	73
Series 2006-3 Class 5A8 5.500% due 03/25/36	475	443
Series 2006-A Class 4A1 5.443% due 02/20/36 (Ê)	330	245
Series 2006-I Class 5A1 5.969% due 10/20/46 (Ê)	1,185	948
Series 2007-4 Class 3A1 0.605% due 06/25/37 (Ê)	1,205	637
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.979% due 11/15/15 (Ê)(Þ)	97	86
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2002-PB2 Class A4 6.186% due 06/11/35	331	332
Series 2005-2 Class A4 4.783% due 07/10/43	315	319
Series 2005-2 Class A5 4.857% due 07/10/43	745	800
Series 2006-1 Class A4 5.372% due 09/10/45	280	302
Series 2006-2 Class A4 5.921% due 05/10/45	200	219
Series 2006-4 Class A4 5.634% due 07/10/46	500	541
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	5	5
Series 2004-11 Class 2A1 5.750% due 01/25/35	179	183
Series 2005-H Class 2A5 2.764% due 09/25/35 (Ê)	220	165
Series 2006-B Class 1A1 3.093% due 10/20/46 (Ê)	63	29
Banc of America Re-Remic Trust Series 2011-STRP Class A1 1.274% due 01/17/49 (Þ)	950	945
BCAP LLC Trust Series 2011-RR4 Class 7A2 11.192% due 04/26/37 (Þ)	582	134
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.730% due 04/25/33	22	19
Series 2003-8 Class 4A1 2.957% due 01/25/34	69	64
Series 2004-9 Class 22A1 3.284% due 11/25/34 (Ê)	43	40

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class A1 2.710% due 03/25/35 (Ê)	681	632
Series 2007-3 Class 1A1 5.195% due 05/25/47	253	164
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.599% due 05/25/35	155	113
Series 2005-7 Class 22A1 2.772% due 09/25/35	376	254
Series 2005-10 Class 24A1 2.611% due 01/25/36	363	176
Series 2006-1 Class 21A2 2.725% due 02/25/36	448	171
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class A2 4.720% due 11/11/35	750	763
Series 2005-T20 Class A4A 5.295% due 10/12/42	890	978
Series 2006-PW14 Class A4 5.201% due 12/11/38	1,600	1,730
Series 2006-T22 Class A4 5.705% due 04/12/38	505	561
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4 5.886% due 12/10/49	330	355
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 2.500% due 12/25/35 (Ê)	44	38
Series 2006-AR7 Class 1A4A 5.320% due 11/25/36	545	361
Series 2007-10 Class 2A3A 5.884% due 09/25/37	503	298
Series 2007-10 Class 2A4A 6.106% due 09/25/37 (Ê)	285	192
Series 2007-AR8 Class 2A1A 5.506% due 07/25/37	693	479
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.398% due 07/15/44	340	369
Commercial Mortgage Pass Through Certificates Series 2006-C8 Class A4 5.306% due 12/10/46	200	210
Series 2007-C9 Class A4 6.008% due 12/10/49	165	178
Countrywide Alternative Loan Trust Series 2005-81 Class A1 0.515% due 02/25/37 (Ê)	299	144
Series 2005-32T1 Class A7 0.485% due 08/25/35 (Ê)	10	10
Series 2005-48T1 Class A6 5.500% due 11/25/35	897	616
Series 2006-36T2 Class 1A9 1.135% due 12/25/36 (Ê)	265	118

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-45T1 Class 2A2 6.000% due 02/25/37	1,058	700
Series 2006-OA16 Class A2 0.425% due 10/25/46 (Ê)	1,494	844
Series 2006-OA19 Class A1 0.411% due 02/20/47 (Ê)	648	313
Series 2007-15CB Class A5 5.750% due 07/25/37	641	454
Series 2007-OA11 Class A1A 1.622% due 11/25/47 (Ê)	863	474
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-52 Class A1 2.762% due 02/19/34	102	88
Series 2004-22 Class A3 3.033% due 11/25/34	140	105
Series 2004-HYB9 Class 1A1 2.774% due 02/20/35	232	179
Series 2005-1 Class 2A1 0.525% due 03/25/35 (Ê)	1,397	808
Series 2005-3 Class 1A2 0.525% due 04/25/35 (Ê)	22	13
Series 2005-HYB9 Class 3A2A 2.595% due 02/20/36 (Ê)	45	34
Series 2007-1 Class A1 6.000% due 03/25/37	1,240	1,021
Series 2007-2 Class A2 6.000% due 03/25/37	2,100	1,671
Series 2007-4 Class 1A10 6.000% due 05/25/37	2,000	1,531
Series 2007-HY1 Class 1A2 5.363% due 04/25/37	19	2
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9 Class 2A1 5.500% due 10/25/35	313	290
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	386	295
Series 2006-C2 Class A3 5.824% due 03/15/39	100	105
Series 2007-2 Class 3A4 5.500% due 03/25/37	1,000	866
DBRR Trust 4.537% due 04/12/21	340	356
DBUBS Mortgage Trust Series 2011-LC2A Class A2 3.386% due 07/10/44 (Þ)	900	909
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 1.854% due 08/25/35	465	243
Series 2007-AR3 Class 2A4 0.585% due 06/25/37 (Ê)	500	95
Series 2007-OA1 Class A1 0.385% due 02/25/47 (Ê)	2,073	1,025

	Principal Amount ($) or Shares	Market Value $
Series 2007-OA2 Class A1 1.022% due 04/25/47 (Ê)	1,158	708
Fannie Mae 2.659% due 2017 (Ê)	24	24
6.000% due 2017	22	23
3.740% due 2018	896	959
3.840% due 2018	210	226
4.500% due 2018	95	102
4.506% due 2019 (Ê)	700	776
3.375% due 2020	298	310
3.416% due 2020 (Ê)	199	207
3.584% due 2020 (Ê)	595	627
3.632% due 2020 (Ê)	199	210
3.665% due 2020 (Ê)	813	861
3.763% due 2020 (Ê)	1,582	1,684
4.250% due 2020	783	856
5.500% due 2020	79	86
3.840% due 2021	300	320
4.301% due 2021 (Ê)	497	546
5.500% due 2021	117	127
5.500% due 2022	231	250
5.500% due 2023	176	192
4.000% due 2024	324	341
4.000% due 2025	1,676	1,773
4.500% due 2025	1,151	1,249
3.500% due 2026	4,045	4,230
6.000% due 2026	351	387
6.000% due 2027	201	221
6.000% due 2028	15	16
6.000% due 2032	205	228
5.000% due 2033	77	83
5.500% due 2033	15	16
6.000% due 2033	10	12
5.000% due 2034	625	676
5.500% due 2034	551	606
5.000% due 2035	1,926	2,083
5.500% due 2035	5	6
3.670% due 2036 (Ê)	240	243
5.500% due 2037	1,660	1,813
6.000% due 2037	104	117
5.500% due 2038	1,631	1,799
6.000% due 2038	700	777
4.500% due 2039	1,453	1,570
4.000% due 2040	5,062	5,325
4.500% due 2040	360	389
3.500% due 2041	5,955	6,123
4.000% due 2041	5,425	5,699
15 Year TBA (Ï)
3.000%	20,390	20,949
30 Year TBA (Ï)
4.000%	16,215	17,057
4.500%	3,000	3,182
5.000%	5,000	5,378
5.500%	4,000	4,341
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	126	15

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	272	23
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	301	25
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	478	67
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	87	13
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	55	64
Series 2003-32 Class FH 0.635% due 11/25/22 (Ê)	87	87
Series 2003-35 Class FY 0.635% due 05/25/18 (Ê)	157	158
Series 2006-27 Class SH Interest Only STRIP 6.465% due 04/25/36 (Ê)	2,632	440
Series 2007-30 Class AF 0.545% due 04/25/37 (Ê)	92	91
Series 2010-95 Class S Interest Only STRIP 6.365% due 09/25/40 (Ê)	2,729	450
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	2,904	486
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.322% due 12/25/42	27	32
Federal Home Loan Mortgage Corp. 3.550% due 11/01/41	900	925
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2011-K011 Class A2 4.084% due 11/25/20	200	217
Series 2011-K703 Class A2 2.699% due 05/25/18	500	502
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2005-63 Class 1A1 1.452% due 02/25/45 (Ê)	21	20
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.652% due 10/25/35 (Ê)	918	728
Freddie Mac 6.000% due 2016	8	9
5.000% due 2018	133	143
5.000% due 2019	261	283
5.000% due 2020	243	263
3.500% due 2025	1,399	1,460
2.615% due 2030 (Ê)	1	1
5.000% due 2035	848	913

	Principal Amount ($) or Shares	Market Value $
5.161% due 2037 (Ê)	200	212
5.500% due 2037	855	919
6.000% due 2037	220	248
5.500% due 2038	3,517	3,880
6.000% due 2038	1,236	1,379
4.500% due 2039	2,789	3,005
6.000% due 2039	83	93
4.000% due 2040	683	719
5.500% due 2040	739	802
4.000% due 2041	5,111	5,392
4.500% due 2041	6,549	7,039
15 Year TBA (Ï) 3.500%	625	651
30 Year TBA (Ï) 4.000%	4,000	4,173
Freddie Mac REMICS Series 2000-2266 Class F 0.679% due 11/15/30 (Ê)	9	9
Series 2005-3019 Class IM Interest Only STRIP 5.500% due 01/15/31	30	—
Series 2007-3335 Class BF 0.379% due 07/15/19 (Ê)	112	111
Series 2007-3335 Class FT 0.379% due 08/15/19 (Ê)	239	238
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3 6.269% due 12/10/35	576	582
Series 2002-2A Class A3 5.349% due 08/11/36	760	774
Ginnie Mae I 3.950% due 2025	95	104
4.500% due 2039	1,721	1,877
5.500% due 2039	141	156
30 Year TBA (Ï) 3.500%	—	—
4.000%	2,255	2,411
Ginnie Mae II 2.375% due 2026 (Ê)	108	112
2.625% due 2027 (Ê)	8	8
1.750% due 2032 (Ê)	37	39
Government National Mortgage Association Series 2000-29 Class F 0.731% due 09/20/30 (Ê)	12	12
Series 2007-26 Class SD Interest Only STRIP 6.571% due 05/16/37 (Ê)	2,506	397
Series 2010-116 Class MP 3.500% due 09/16/40	1,966	2,100
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class A4 4.948% due 01/11/35	684	696
Series 2004-GG1 Class A7 5.317% due 06/10/36	880	931
Series 2006-GG7 Class A4 6.074% due 07/10/38	1,105	1,190

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-GG9 Class A4 5.444% due 03/10/39	315	327
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4
5.553% due 04/10/38	320	340
Series 2011-GC5 Class A4 3.707% due 08/10/44	1,165	1,177
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.151% due 11/25/35	134	122
Series 2006-2F Class 3A3 6.000% due 02/25/36	845	652
Series 2006-3F Class 2A3 5.750% due 03/25/36	301	285
Series 2006-8F Class 4A17 6.000% due 09/25/36	480	408
Series 2007-AR1 Class 1A1 2.855% due 03/25/37	1,577	911
Series 2007-AR2 Class 2A1 2.812% due 05/25/47	867	580
Harborview Mortgage Loan Trust Series 2005-3 Class 2A1A 0.470% due 06/19/35 (Ê)	1,311	823
Series 2005-4 Class 3A1 2.765% due 07/19/35	114	77
Indymac Index Mortgage Loan Trust Series 2005-AR31 Class 1A1 2.441% due 01/25/36	529	296
Series 2006-AR35 Class 2A1A 0.405% due 01/25/37 (Ê)	480	243
Series 2006-AR41 Class A3 0.415% due 02/25/37 (Ê)	1,309	545
Series 2007-AR5 Class 1A1 4.943% due 05/25/37	546	229
JP Morgan Alternative Loan Trust Series 2006-A2 Class 3A1 1.999% due 05/25/36	991	549
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3 Class A3 6.465% due 11/15/35	107	107
Series 2005-LDP5 Class A4 5.372% due 12/15/44	390	427
Series 2006-CB16 Class A4 5.552% due 05/12/45	220	236
Series 2006-LDP7 Class A4 6.072% due 04/15/45	650	714
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	250	261
Series 2006-LDP8 Class A4 5.399% due 05/15/45	290	314
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,200	1,246
Series 2007-LD12 Class A4 5.882% due 02/15/51	100	106
Series 2007-LDPX Class A3 5.420% due 01/15/49	700	726

	Principal Amount ($) or Shares	Market Value $
JP Morgan Mortgage Trust Series 2005-A1 Class 6T1 5.018% due 02/25/35 (Ê)	46	43
Series 2005-A5 Class TA1 5.434% due 08/25/35	372	345
Series 2005-S3 Class 1A2 5.750% due 01/25/36	78	74
Series 2007-A1 Class 2A2 2.864% due 07/25/35 (Ê)	342	292
Series 2007-A4 Class 3A1 5.738% due 06/25/37	1,599	1,415
Series 2007-S3 Class 1A8 6.000% due 08/25/37	1,222	1,026
LB-UBS Commercial Mortgage Trust Series 2007-C1 Class A4 5.424% due 02/15/40	1,050	1,108
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	196	138
Series 2006-8 Class 2A1 0.655% due 12/25/36 (Ê)	573	249
Series 2007-8 Class 3A1 7.250% due 09/25/37	776	318
Lehman XS Trust Series 2007-7N Class 1A2 0.475% due 06/25/47 (Ê)	724	337
Master Adjustable Rate Mortgages Trust Series 2007-HF2 Class A1 0.545% due 09/25/37 (Ê)	792	507
MASTR Alternative Loans Trust Series 2003-4 Class B1 5.766% due 06/25/33	134	118
Series 2004-10 Class 5A6 5.750% due 09/25/34	134	136
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.709% due 06/15/30 (Ê)	90	83
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.445% due 02/25/36 (Ê)	80	53
Series 2006-A1 Class 1A1 2.804% due 03/25/36	743	408
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	103
MLCC Mortgage Investors, Inc. Series 2005-3 Class 5A 0.485% due 11/25/35 (Ê)	47	35
Morgan Stanley Capital I Series 2005-T19 Class A4A 4.890% due 06/12/47	750	815
Series 2006-HQ9 Class A4 5.731% due 07/12/44	515	561
Series 2006-T23 Class A4 5.991% due 08/12/41	490	551

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-IQ16 Class A4 5.809% due 12/12/49	805	864
Series 2007-T27 Class A4 5.795% due 06/11/42	720	804
Series 2011-C3 Class A2 3.224% due 07/15/49	195	198
Series 2011-C3 Class A4 4.118% due 07/15/49	115	118
NCUA Guaranteed Notes Series 2010-C1 Class APT 2.650% due 10/29/20	488	506
Series 2010-R1 Class 1A 0.674% due 10/07/20 (Ê)	1,386	1,389
Series 2010-R2 Class 1A 0.594% due 11/06/17 (Ê)	1,258	1,258
Series 2010-R2 Class 2A 0.694% due 11/05/20 (Ê)	765	767
Series 2011-R2 Class 1A 0.624% due 02/06/20 (Ê)	1,036	1,036
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.635% due 02/25/34 (Ê)	16	14
Residential Accredit Loans, Inc. Series 2005-QO5 Class A1 1.242% due 01/25/46 (Ê)	1,601	836
Series 2005-QS13 Class 2A3 5.750% due 09/25/35	294	220
Series 2007-QO4 Class A1 0.435% due 05/25/47 (Ê)	1,262	704
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 0.685% due 02/25/34 (Ê)	122	108
Series 2005-A10 Class A3 5.500% due 09/25/35	260	217
Series 2006-A9CB Class A6 6.000% due 09/25/36	235	127
Residential Funding Mortgage Securities I
Series 2005-SA4 Class 2A1 2.938% due 09/25/35	410	307
Series 2006-SA4 Class 2A1 4.942% due 11/25/36	244	165
Sequoia Mortgage Trust Series 2001-5 Class A 0.580% due 10/19/26 (Ê)	35	30
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 Class 3A2 2.444% due 09/25/34	46	38
Series 2005-23 Class 1A3 2.585% due 01/25/36	265	211
Series 2006-12 Class 2A1 5.336% due 01/25/37	567	362
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.480% due 07/19/35 (Ê)	130	108
Series 2007-AR6 Class A1 1.742% due 08/25/47 (Ê)	1,188	600

	Principal Amount ($) or Shares	Market Value $
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.518% due 11/25/33 (Ê)	699	647
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.528% due 04/25/37 (Ê)	2,490	1,800
Thornburg Mortgage Securities Trust Series 2006-6 Class A1 0.345% due 11/25/46 (Ê)	65	65
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 4.847% due 10/15/41	725	779
Series 2005-C20 Class A7 5.118% due 07/15/42	800	870
Series 2005-C21 Class A4 5.381% due 10/15/44	1,000	1,087
Series 2006-C27 Class A3 5.765% due 07/15/45	700	764
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR7 Class A1A 1.162% due 09/25/46 (Ê)	1,291	499
Series 2006-AR9 Class 2A 1.082% due 11/25/46 (Ê)	1,627	717
Series 2007-HY2 Class 2A3 5.071% due 04/25/37	1,169	646
Series 2007-OA1 Class 2A 0.962% due 12/25/46 (Ê)	551	246
Series 2007-OA5 Class A1A 1.082% due 05/25/47 (Ê)	1,126	660
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Class B3 0.895% due 04/25/45 (Å)(Ê)	185	7
Series 2005-AR13 Class A1A1 0.525% due 10/25/45 (Ê)	26	20
Series 2006-AR2 Class 1A1 2.555% due 03/25/36	426	315
Series 2007-HY3 Class 4B1 2.635% due 03/25/37	122	5
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36	199	196
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)	1,259	1,127
Series 2006-AR2 Class 2A1 2.731% due 03/25/36	184	151
Series 2006-AR10 Class 4A1 2.742% due 07/25/36 (Ê)	52	39
Series 2006-AR14 Class 1A7 5.684% due 10/25/36	1,700	1,418
Series 2006-AR17 Class A1 2.991% due 10/25/36 (Ê)	940	696
Series 2007-8 Class 1A16 6.000% due 07/25/37	193	182

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-AR8 Class A1 6.068% due 11/25/37	327	252

		218,598

Municipal Bonds - 2.3%
American Municipal Power, Inc. Revenue Bonds 6.270% due 02/15/50	250	282
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40	400	480
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	1,100	1,226
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	100	124
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35	100	109
Irvine Ranch Water District Revenue Bonds 6.622% due 05/01/40	1,000	1,350
Los Angeles Unified School District General Obligation Unlimited 4.500% due 07/01/22 (µ)	400	424
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	1,000	1,338
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	525	593
North Carolina Turnkpike Authority Revenue Bonds 6.700% due 01/01/39	100	114
Northern California Power Agency Revenue Bonds 7.311% due 06/01/40	1,000	1,168
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	115
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	100	108
State of California General Obligation Unlimited 6.650% due 03/01/22	250	289
7.500% due 04/01/34	100	120
7.950% due 03/01/36	110	125
5.650% due 04/01/39 (Ê)	100	106
7.550% due 04/01/39	405	497
7.625% due 03/01/40	400	493
7.600% due 11/01/40	325	402
State of Illinois General Obligation Unlimited 4.071% due 01/01/14	100	103
5.665% due 03/01/18	750	807
7.350% due 07/01/35	550	619

	Principal Amount ($) or Shares		Market Value $
State of Louisiana Revenue Bonds 3.000% due 05/01/43 (Ê)		400	408
University of California Revenue Bonds 6.270% due 05/15/31		400	440

			11,840

Non-US Bonds - 1.4%
Argentina Government International Bond 6.500% due 12/15/35	EUR	1,730	280
Canada Housing Trust No. 1 3.150% due 06/15/14 (Þ)	CAD	100	100
2.750% due 09/15/14 (Þ)	CAD	400	398
Series AUG 3.800% due 06/15/21 (Å)	CAD	200	209
Canadian Government Bond 3.000% due 12/01/15	CAD	300	306
3.750% due 06/01/19	CAD	200	216
FCE Bank plc 7.125% due 01/15/13	EUR	600	820
Federative Republic of Brazil 12.500% due 01/05/22	BRL	300	187
10.250% due 01/10/28	BRL	1,400	782
Italy Buoni Poliennali Del Tesoro Series CPI 2.100% due 09/15/21	EUR	1,035	1,126
Mexican Bonos Series M 20 7.500% due 06/03/27	MXN	723	54
Permanent Master Issuer PLC Series 2011-1A Class 1A3 2.905% due 07/15/42 (Ê)(Þ)	EUR	700	936
Province of Ontario Canada 4.000% due 06/02/21	CAD	100	102
4.700% due 06/02/37	CAD	400	437
4.600% due 06/02/39	CAD	100	109
South Africa Government Bond 10.500% due 12/21/26	ZAR	2,840	406
Series R186 10.500% due 12/21/26	ZAR	4,140	592
Series R207 7.250% due 01/15/20	ZAR	520	61
Series R208 6.750% due 03/31/21	ZAR	3,695	410

			7,531

United States Government Agencies - 1.6%
Fannie Mae 4.375% due 10/15/15		100	113
Federal Home Loan Banks 5.375% due 05/15/19		500	616
4.500% due 09/13/19		1,100	1,293
Federal Home Loan Mortgage Corp. 0.220% due 10/12/12 (Ê)		2,970	2,968
Federal National Mortgage Association 0.260% due 10/18/12 (Ê)		1,485	1,486
2.000% due 09/21/15		900	931

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac 4.875% due 06/13/18	600	718
Tennessee Valley Authority 4.625% due 09/15/60	100	121

		8,246

United States Government Treasuries - 11.0%
United States Treasury Inflation Indexed Bonds 0.625% due 07/15/21 (Æ)	301	314
2.375% due 01/15/27 (Æ)	2,016	2,521
1.750% due 01/15/28 (Æ)	108	125
3.375% due 04/15/32	891	1,314
2.125% due 02/15/41 (Æ)	1,382	1,765
United States Treasury Notes 0.125% due 09/30/13	18,600	18,552
0.625% due 07/15/14	8,000	8,049
1.375% due 09/30/18	300	299
3.375% due 11/15/19	100	113
3.625% due 02/15/20	400	462
3.500% due 05/15/20	400	458
2.625% due 08/15/20	1,800	1,928
2.625% due 11/15/20	600	642
3.625% due 02/15/21	8,680	10,027
2.125% due 08/15/21	1,910	1,944
8.000% due 11/15/21	840	1,312
6.125% due 11/15/27	100	147
4.750% due 02/15/41	700	956
4.375% due 05/15/41	5,175	6,686

		57,614

Total Long-Term Investments (cost $480,648)		485,589

Common Stocks - 0.0%
Materials and Processing - 0.0%
Largo Ltd. (Æ)	360	1

Total Common Stocks (cost $—)		1

Preferred Stocks - 0.1%
Financial Services - 0.1%
DG Funding Trust (Å)(Æ)	49	369

Total Preferred Stocks (cost $516)		369

	Notional Amount $	Market Value $
Options Purchased - 0.0%
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.250% Apr 2012 0.00 Call (1)	2,500	17

Total Options Purchased (cost $10)		17

	Principal Amount ($) or Shares
Short-Term Investments - 14.7%
Adam Aircraft Industries, Term Loan 15.130% due 05/23/12	49	56
Ally Financial, Inc. Series UNRE 7.000% due 02/01/12	400	403
Appalachian Power Co. Series O 5.650% due 08/15/12	65	67
Bank of America Corp. 0.837% due 09/11/12 (Ê)	700	687
Barclays Bank PLC 5.450% due 09/12/12	1,300	1,333
Cellco Partnership / Verizon Wireless Capital LLC 5.250% due 02/01/12	700	710
Citigroup, Inc. 5.500% due 08/27/12	200	205
5.625% due 08/27/12	200	204
Comcast Cable Holdings LLC 9.800% due 02/01/12	180	185
Comcast Holdings Corp. 10.625% due 07/15/12	125	134
Danske Bank A/S 2.500% due 05/10/12 (Þ)	200	202
Erste Abwicklungsanstalt 0.350% due 01/11/12 (ž)	1,000	999
Federal National Mortgage Association 0.254% due 08/23/12 (Ê)	855	855
0.310% due 09/13/12 (Ê)	1,455	1,456
FIH Erhvervsbank A/S 2.450% due 08/17/12 (Þ)	500	508
FirstEnergy Corp. Series B 6.450% due 11/15/11	12	12
Ford Motor Credit Co. LLC 7.500% due 08/01/12	1,000	1,020
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	200	271
Goldman Sachs Group, Inc. (The) 1.022% due 12/05/11 (Ê)	1,020	1,022

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Governor & Co. of the Bank of Ireland (The) Series REGs 6.750% due 01/30/12	50		77
Series REGS 2.750% due 03/02/12	240		230
Itau Unibanco Holding SA 1.750% due 01/17/12 (ž)	500		498
JPMorgan Chase & Co. 0.478% due 12/21/11 (Ê)	400		400
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	640		688
Kells Funding, LLC 0.270% due 11/03/11 (ç)(ž)	800		800
0.240% due 11/07/11 (ç)(ž)	3,100		3,099
Merrill Lynch & Co., Inc. 6.050% due 08/15/12 (Ñ)	100		101
MetLife, Inc. 6.125% due 12/01/11	205		207
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	60		61
Royal Bank of Scotland PLC (The) 2.625% due 05/11/12 (Þ)	300		304
Russell U.S. Cash Management Fund	58,945,585	(¥)	58,946
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	100		135
Springleaf Finance Corp. Series MTNI 4.875% due 07/15/12	100		94
Sprint Capital Corp. 8.375% due 03/15/12	125		126
United States Treasury Bills Zero coupon due 11/10/11 (ç)(ž)	54		54
0.020% due 11/10/11 (ç)(ž)	70		70
United States Treasury Inflation Indexed Bonds 3.000% due 07/15/12	496		510

Total Short-Term Investments (cost $76,643)			76,729

Repurchase Agreements - 2.9%
Agreement with Bank of America and State Street Bank (Tri-Party) of $11,300 dated September 30, 2011 at 0.090 % to be repurchased at $11,300 on October 3, 2011 collateralized by: $11,579 par various United States Treasury Obligations, valued at $11,536	11,300		11,300

	Principal Amount ($) or Shares		Market Value $
Agreement with Goldman Sachs Group, Inc. and State Street Bank (Tri-Party) of $4,000 dated September 30, 2011 at 0.050 % to be repurchased at $4,000 on October 3, 2011 collateralized by: $6,822 par various United States Treasury Obligations, valued at $7,449	4,000		4,000

Total Repurchase Agreements (cost $15,300)			15,300

Other Securities - 1.0%
Russell Investment Funds Liquidating Trust (×)	647,722	(¥)	661
Russell U.S. Cash Collateral Fund (×)	4,592,905	(¥)	4,593

Total Other Securities (cost $5,241)			5,254

Total Investments - 111.4% (identified cost $578,358)			583,259

Other Assets and Liabilities, Net - (11.4%)			(59,720)

Net Assets - 100.0%			523,539

See accompanying notes which are an integral part of the quarterly report.

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except contracts amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	15	USD	3,730	12/11	—
Eurodollar Futures (CME)	208	USD	51,693	03/12	75
Eurodollar Futures (CME)	313	USD	77,787	06/12	309
Eurodollar Futures (CME)	11	USD	2,734	12/12	10
Eurodollar Futures (CME)	56	USD	13,916	03/13	25
Eurodollar Futures (CME)	220	USD	54,632	06/13	289
Eurodollar Futures (CME)	85	USD	21,084	09/13	132
Eurodollar Futures (CME)	35	USD	8,667	12/13	77
Eurodollar Futures (CME)	30	USD	7,417	03/14	78
Eurodollar Futures (CME)	6	USD	1,481	06/14	17
German Euro Bobl Futures	5	EUR	611	12/11	(1)
United Kingdom Long Gilt Bond Futures	1	GBP	130	12/11	4
United States Treasury Bond Futures	115	USD	16,403	12/11	104
United States Treasury 2 Year Note Futures	52	USD	11,451	12/11	(17)
United States Treasury 5 Year Note Futures	300	USD	36,746	12/11	(10)
United States Treasury 10 Year Note Futures	87	USD	11,318	12/11	46
United States Ultra Long Term Treasury Bond Futures	55	USD	8,724	12/11	836

Short Positions
Australian Treasury 3 Year Note Futures	79	AUD	8,432	12/11	19
German Euro Bund Futures	15	EUR	2,047	12/11	(18)
Japan Government 10 Year Bond Futures	6	JPY	853,381	12/11	36
United States Treasury Bond Futures	25	USD	3,566	12/11	(43)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,968

See accompanying notes which are an integral part of the quarterly report.

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except contracts amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Eurodollar Futures	Put	18	99.00	USD	45	03/19/12	(4)
Forward Volatility Agreements	Call	1	0.00	USD	3,500	10/11/11	(36)
Forward Volatility Agreements	Call	1	0.01	USD	2,100	10/11/11	(8)
Forward Volatility Agreements	Call	1	0.00	USD	1,600	11/14/11	(17)
Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	(4)
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	(8)
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	(3)
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(20)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	(1)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.800%	Call	1	0.00		1,200	12/21/11	—
USD Three Month LIBOR/USD 0.820%	Call	2	0.00		1,000	12/21/11	—
USD Three Month LIBOR/USD 0.840%	Call	1	0.00		500	12/21/11	—
USD Three Month LIBOR/USD 0.850%	Call	4	0.00		1,000	12/21/11	(2)
USD Three Month LIBOR/USD 1.000%	Call	1	0.00		900	12/21/11	(1)
USD Three Month LIBOR/USD 2.440%	Call	1	0.00		6,200	11/17/11	(37)
USD 0.650%/USD Three Month LIBOR	Put	1	0.00		2,200	11/14/11	(1)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		2,500	11/19/12	(3)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		1,800	07/11/13	(14)
USD 1.500%/USD Three Month LIBOR	Put	1	0.00		900	12/21/11	(7)
USD 1.700%/USD Three Month LIBOR	Put	2	0.00		5,600	08/13/12	(77)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		2,900	11/19/12	(2)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		13,100	07/11/13	(22)
USD 1.800%/USD Three Month LIBOR	Put	1	0.00		1,100	12/21/11	(6)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		5,000	04/30/12	(1)
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		12,300	09/24/12	(8)
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		2,700	05/28/13	(3)
USD 2.440%/USD Three Month LIBOR	Put	1	0.00		6,200	11/17/11	(200)
USD 3.000%/USD Three Month LIBOR	Put	6	0.00		17,100	06/18/12	(9)
USD 4.250%/USD Three Month LIBOR	Put	3	0.00		19,100	10/11/11	—
USD 10.000%/USD Three Month LIBOR	Put	2	0.00		10,200	07/10/12	—

Total Liability for Options Written (premiums received $1,071)							(494)

See accompanying notes which are an integral part of the quarterly report.

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	AUD	223	USD	225	12/21/11	(11)
Bank of America	CAD	402	USD	393	12/21/11	(10)
Bank of America	SEK	1,333	EUR	145	12/21/11	(1)
Barclays Bank PLC	USD	158	GBP	102	12/21/11	(1)
Barclays Bank PLC	USD	589	GBP	376	12/21/11	3
Barclays Bank PLC	USD	100	MXN	1,358	11/18/11	2
Barclays Bank PLC	CNY	6,454	USD	1,000	11/15/11	11
Barclays Bank PLC	EUR	389	USD	530	10/19/11	(9)
Barclays Bank PLC	EUR	423	USD	610	10/19/11	(43)
Barclays Bank PLC	MXN	28,201	USD	2,364	10/05/11	(331)
Barclays Bank PLC	MYR	180	USD	61	11/10/11	(5)
Barclays Bank PLC	ZAR	2,882	USD	419	10/28/11	(64)
Citibank	USD	387	AUD	378	12/21/11	25
Citibank	USD	296	CAD	309	10/31/11	1
Citibank	USD	867	CAD	894	10/31/11	14
Citibank	USD	190	EUR	134	12/21/11	11
Citibank	USD	1,006	GBP	628	12/08/11	27
Citibank	USD	380	GBP	238	12/21/11	9
Citibank	USD	200	IDR	1,844,560	10/31/11	(9)
Citibank	USD	2,113	MXN	28,201	10/05/11	80
Citibank	USD	100	PHP	4,355	11/15/11	1
Citibank	USD	200	PHP	8,722	11/15/11	1
Citibank	USD	100	TRY	187	10/27/11	—
Citibank	CAD	894	USD	868	10/03/11	(14)
Citibank	CAD	688	USD	699	12/21/11	(44)
Citibank	CNY	5,090	USD	800	11/15/11	(3)
Citibank	EUR	281	USD	405	10/19/11	(28)
Citibank	GBP	126	USD	197	12/21/11	—
Citibank	INR	32,068	USD	715	11/18/11	(65)
Citibank	JPY	47,950	EUR	461	12/21/11	5
Citibank	MXN	28,201	USD	2,105	11/18/11	(80)
Citibank	TRY	900	USD	545	10/27/11	(63)
Credit Suisse First Boston	USD	188	AUD	180	12/21/11	15
Credit Suisse First Boston	USD	3,792	EUR	2,716	10/19/11	154
Credit Suisse First Boston	USD	276	JPY	21,076	12/21/11	2
Credit Suisse First Boston	USD	100	KRW	118,380	11/14/11	—
Credit Suisse First Boston	USD	300	KRW	344,895	11/14/11	8
Credit Suisse First Boston	USD	1,479	ZAR	10,434	10/28/11	191
Credit Suisse First Boston	CAD	69	USD	70	12/21/11	(4)
Credit Suisse First Boston	CHF	349	USD	386	12/21/11	—
Credit Suisse First Boston	EUR	332	USD	469	10/19/11	(24)
Credit Suisse First Boston	EUR	292	USD	394	12/21/11	(3)
Deutsche Bank AG	USD	257	EUR	182	10/19/11	13
Deutsche Bank AG	USD	282	EUR	200	10/19/11	14
Deutsche Bank AG	USD	196	EUR	143	12/21/11	5
Deutsche Bank AG	USD	206	EUR	150	12/21/11	5
Deutsche Bank AG	USD	272	EUR	199	12/21/11	6
Deutsche Bank AG	USD	380	EUR	278	12/21/11	7
Deutsche Bank AG	USD	394	EUR	292	12/21/11	3
Deutsche Bank AG	USD	78	NZD	102	12/21/11	—
Deutsche Bank AG	USD	911	NZD	1,107	12/21/11	72
Deutsche Bank AG	CAD	2,533	USD	2,552	10/31/11	(137)
Deutsche Bank AG	CNY	1,400	USD	220	11/15/11	(1)

See accompanying notes which are an integral part of the quarterly report.

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	EUR	144	AUD	193	12/21/11	8
Deutsche Bank AG	EUR	294	AUD	409	12/21/11	2
Deutsche Bank AG	EUR	333	CHF	401	12/21/11	3
Deutsche Bank AG	EUR	292	NZD	508	12/21/11	6
Deutsche Bank AG	EUR	134	USD	189	12/21/11	(9)
Deutsche Bank AG	EUR	278	USD	381	12/21/11	(9)
Deutsche Bank AG	GBP	252	EUR	289	12/21/11	5
Deutsche Bank AG	IDR	7,127,900	USD	829	10/31/11	(20)
Deutsche Bank AG	JPY	15,942	EUR	147	12/21/11	10
Deutsche Bank AG	MXN	130	USD	11	11/18/11	(2)
Deutsche Bank AG	NZD	460	EUR	275	12/21/11	(20)
Deutsche Bank AG	NZD	499	USD	391	12/21/11	(12)
HSBC Bank PLC	USD	100	IDR	915,000	10/31/11	(4)
HSBC Bank PLC	USD	100	IDR	914,500	10/31/11	(4)
HSBC Bank PLC	USD	999	SEK	6,408	12/21/11	69
HSBC Bank PLC	BRL	3,033	USD	1,865	11/03/11	(264)
HSBC Bank PLC	EUR	923	NOK	7,208	12/21/11	13
HSBC Bank PLC	EUR	281	SEK	2,533	12/21/11	9
HSBC Bank PLC	NOK	2,242	EUR	287	12/21/11	(4)
HSBC Bank PLC	SEK	5,924	USD	879	12/21/11	(19)
JP Morgan Chase Bank	USD	580	CAD	600	10/03/11	8
JP Morgan Chase Bank	USD	382	CAD	379	12/21/11	20
JP Morgan Chase Bank	USD	46	EUR	32	10/13/11	3
JP Morgan Chase Bank	USD	1,001	EUR	696	10/13/11	70
JP Morgan Chase Bank	USD	147	EUR	103	10/19/11	9
JP Morgan Chase Bank	USD	230	EUR	168	12/21/11	5
JP Morgan Chase Bank	USD	2	GBP	1	10/03/11	—
JP Morgan Chase Bank	USD	19	JPY	1,500	10/03/11	—
JP Morgan Chase Bank	USD	400	KRW	475,333	11/14/11	(2)
JP Morgan Chase Bank	USD	200	MXN	2,700	11/18/11	6
JP Morgan Chase Bank	USD	195	NZD	239	12/21/11	13
JP Morgan Chase Bank	USD	196	NZD	237	12/21/11	17
JP Morgan Chase Bank	USD	794	NZD	1,036	12/21/11	8
JP Morgan Chase Bank	USD	100	TRY	179	10/27/11	4
JP Morgan Chase Bank	AUD	5	USD	4	10/03/11	—
JP Morgan Chase Bank	EUR	16	USD	22	10/03/11	(1)
JP Morgan Chase Bank	EUR	199	USD	269	12/21/11	(3)
JP Morgan Chase Bank	JPY	42,175	USD	550	12/21/11	(3)
JP Morgan Chase Bank	KRW	1,932,622	USD	1,822	11/14/11	(185)
JP Morgan Chase Bank	NZD	1,724	USD	1,402	12/21/11	(95)
Morgan Stanley & Co., Inc.	USD	3,786	EUR	2,717	10/19/11	146
Morgan Stanley & Co., Inc.	USD	446	GBP	280	12/21/11	11
Morgan Stanley & Co., Inc.	USD	100	MXN	1,376	11/18/11	1
Royal Bank of Canada	USD	391	AUD	405	12/21/11	3
Royal Bank of Canada	USD	298	CAD	309	10/31/11	3
Royal Bank of Canada	USD	196	CAD	205	12/21/11	1
Royal Bank of Canada	USD	788	CAD	816	12/21/11	11
Royal Bank of Canada	USD	381	EUR	274	12/21/11	14
Royal Bank of Canada	CAD	367	EUR	261	12/21/11	—
Royal Bank of Canada	CAD	196	USD	198	12/21/11	(12)
Royal Bank of Canada	EUR	288	CAD	392	12/21/11	12
Royal Bank of Canada	EUR	310	USD	445	10/19/11	(29)
Royal Bank of Scotland PLC	USD	188	AUD	181	12/21/11	15

See accompanying notes which are an integral part of the quarterly report.

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	USD	192	EUR	140	12/21/11	4
Royal Bank of Scotland PLC	EUR	127	USD	181	10/19/11	(10)
Royal Bank of Scotland PLC	EUR	136	USD	190	12/21/11	(8)
Royal Bank of Scotland PLC	GBP	252	USD	393	12/21/11	—
Royal Bank of Scotland PLC	NZD	479	USD	390	12/21/11	(27)
Royal Bank of Scotland PLC	SEK	1,274	EUR	140	12/21/11	(3)
State Street Bank & Trust Co.	USD	625	AUD	650	12/21/11	1
State Street Bank & Trust Co.	USD	196	CAD	205	12/21/11	1
State Street Bank & Trust Co.	AUD	137	USD	143	12/21/11	(12)
State Street Bank & Trust Co.	EUR	291	CAD	401	12/21/11	7
State Street Bank & Trust Co.	EUR	292	NOK	2,287	12/21/11	3
State Street Bank & Trust Co.	NOK	1,513	EUR	200	12/21/11	(11)
UBS AG	USD	716	BRL	1,144	10/18/11	109
UBS AG	USD	291	CAD	300	10/03/11	5
UBS AG	USD	275	CHF	215	12/21/11	37
UBS AG	USD	199	EUR	145	12/21/11	4
UBS AG	USD	100	MXN	1,347	11/18/11	3
UBS AG	USD	100	MXN	1,358	11/18/11	2
UBS AG	USD	235	ZAR	1,736	10/28/11	20
UBS AG	CHF	663	EUR	545	12/21/11	3
UBS AG	EUR	103	USD	149	10/19/11	(11)
UBS AG	EUR	21	USD	29	12/21/11	(1)
UBS AG	GBP	256	USD	393	12/21/11	6
UBS AG	PHP	39,060	USD	888	11/15/11	4
UBS AG	TWD	3,017	USD	100	01/11/12	—
Westpac Banking Corp.	USD	194	NZD	256	12/21/11	—
Westpac Banking Corp.	AUD	749	USD	784	12/21/11	(66)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(397)

See accompanying notes which are an integral part of the quarterly report.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	EUR	100	3.000%	Six Month EURIBOR	09/21/21	6
Bank of America	USD	100	3.000%	Three Month LIBOR	10/13/21	8
Bank of America	USD	200	2.000%	Three Month LIBOR	12/21/21	(3)
Barclays Bank PLC	BRL	100	10.830%	Brazil Interbank Deposit Rate	01/02/14	—
Barclays Bank PLC	EUR	200	2.500%	Six Month EURIBOR	09/21/18	4
Barclays Bank PLC	EUR	500	3.000%	Six Month EURIBOR	09/21/21	28
Barclays Bank PLC	USD	2,600	3.000%	Three Month LIBOR	10/13/21	211
BNP Paribas	BRL	200	12.110%	Brazil Interbank Deposit Rate	01/02/14	4
BNP Paribas	USD	1,000	1.000%	Three Month LIBOR	09/19/14	12
Citibank	EUR	9,600	Six Month EURIBOR	2.080%	08/12/14	(49)
Citibank	EUR	750	2.096%	Six Month EURIBOR	11/05/15	13
Citibank	EUR	6,550	2.695%	Six Month EURIBOR	08/12/16	117
Citibank	CAD	875	Canadian Dealer Offer Rate	3.000%	12/21/16	(58)
Citibank	AUD	100	5.000%	Six Month BBSW	06/15/17	2
Citibank	EUR	1,500	Six Month EURIBOR	3.288%	08/12/20	(71)
Citibank	USD	300	3.500%	Three Month LIBOR	12/21/21	36
Citibank	AUD	200	5.250%	Six Month BBSW	06/15/22	5
Citibank	USD	1,800	4.250%	Three Month LIBOR	12/21/41	575
Credit Suisse Financial Products	EUR	1,000	1.750%	Six Month EURIBOR	09/18/14	—
Credit Suisse Financial Products	GBP	130	3.210%	Six Month LIBOR	02/15/16	13
Credit Suisse Financial Products	GBP	260	3.201%	Six Month LIBOR	02/16/16	27
Credit Suisse Financial Products	GBP	290	3.124%	Six Month LIBOR	02/18/16	28
Credit Suisse Financial Products	CAD	1,700	Canadian Dealer Offer Rate	2.374%	07/15/16	(69)
Credit Suisse Financial Products	EUR	1,475	2.531%	Six Month EURIBOR	07/19/16	55
Credit Suisse Financial Products	EUR	750	3.250%	Six Month EURIBOR	12/21/16	59
Credit Suisse Financial Products	USD	2,800	2.500%	Three Month LIBOR	12/21/16	155
Credit Suisse First Boston	BRL	300	12.480%	Brazil Interbank Deposit Rate	01/02/13	6
Deutsche Bank	USD	6,000	0.500%	Three Month LIBOR	09/30/13	(11)
Deutsche Bank	EUR	20,000	Six Month EURIBOR	3.255%	04/29/14	(434)
Deutsche Bank	NZD	760	NZD-BBR-Telerate	4.700%	02/18/16	(25)
Deutsche Bank	NZD	640	NZD-BBR-Telerate	4.683%	02/22/16	(20)
Deutsche Bank	EUR	13,800	3.564%	Six Month EURIBOR	04/29/16	770
Deutsche Bank	AUD	100	5.000%	Six Month BBSW	06/15/17	2
Deutsche Bank	USD	4,300	Three Month LIBOR	3.250%	12/21/18	(419)
Deutsche Bank	EUR	3,200	Six Month EURIBOR	3.904%	04/29/20	(338)
Deutsche Bank	EUR	400	3.000%	Six Month EURIBOR	09/21/21	23
Deutsche Bank	USD	1,600	3.500%	Three Month LIBOR	12/21/21	194
Deutsche Bank	USD	600	Three Month LIBOR	4.000%	12/21/26	(114)
Deutsche Bank	USD	1,700	Three Month LIBOR	4.250%	12/21/41	(543)
Goldman Sachs	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	19
Goldman Sachs	BRL	400	12.650%	Brazil Interbank Deposit Rate	01/02/14	12
Goldman Sachs	USD	500	0.500%	Three Month LIBOR	09/19/14	6
Goldman Sachs	AUD	1,200	5.000%	Six Month BBSW	06/15/17	21
Goldman Sachs	USD	200	2.000%	Three Month LIBOR	12/21/21	(3)
Goldman Sachs	EUR	100	2.500%	Six Month EURIBOR	03/21/22	(1)
HSBC	BRL	200	11.510%	Brazil Interbank Deposit Rate	01/02/13	1
HSBC	BRL	200	10.450%	Brazil Interbank Deposit Rate	01/02/13	—
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	19
HSBC	BRL	100	12.540%	Brazil Interbank Deposit Rate	01/02/14	3
HSBC	BRL	300	10.530%	Brazil Interbank Deposit Rate	01/02/14	—
HSBC	BRL	800	11.530%	Brazil Interbank Deposit Rate	01/02/14	7
HSBC	MXN	2,000	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	9

See accompanying notes which are an integral part of the quarterly report.

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

JPMorgan	BRL	500	12.170%	Brazil Interbank Deposit Rate	01/02/13	10
JPMorgan	EUR	13,000	Six Month EURIBOR	1.870%	09/30/14	(20)
JPMorgan	EUR	8,800	2.355%	Six Month EURIBOR	09/30/16	25
JPMorgan	USD	1,400	Three Month LIBOR	2.500%	12/21/16	(78)
JPMorgan	EUR	2,000	Six Month EURIBOR	2.816%	09/30/20	(11)
JPMorgan	USD	200	2.000%	Three Month LIBOR	12/21/21	(3)
JPMorgan	USD	600	Three Month LIBOR	3.250%	05/15/37	(62)
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	15
Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	24
Morgan Stanley	BRL	100	12.590%	Brazil Interbank Deposit Rate	01/02/13	2
Morgan Stanley	BRL	700	10.455%	Brazil Interbank Deposit Rate	01/02/13	—
Morgan Stanley	USD	2,500	0.500%	Three Month LIBOR	09/19/13	8
Morgan Stanley	BRL	200	11.670%	Brazil Interbank Deposit Rate	01/02/14	2
Morgan Stanley	BRL	400	12.510%	Brazil Interbank Deposit Rate	01/02/14	11
Morgan Stanley	BRL	800	10.580%	Brazil Interbank Deposit Rate	01/02/14	—
Morgan Stanley	GBP	2,325	Six Month LIBOR	3.000%	12/21/16	(200)
Morgan Stanley	MXN	500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	(1)
Morgan Stanley	USD	3,000	3.000%	Three Month LIBOR	10/13/21	243
Morgan Stanley	USD	200	2.000%	Three Month LIBOR	12/21/21	(3)
Morgan Stanley	USD	825	Three Month LIBOR	3.925%	05/15/41	(212)
Royal Bank of Canada	CAD	840	Canadian Dealer Offer Rate	2.140%	11/03/15	(26)
Royal Bank of Canada	CAD	1,270	Canadian Dealer Offer Rate	2.115%	11/04/15	(38)
Royal Bank of Canada	EUR	1,120	2.118%	Six Month EURIBOR	11/08/15	20
Royal Bank of Canada	CAD	1,500	5.700%	Canadian Dealer Offer Rate	12/18/24	81
Royal Bank of Scotland	AUD	100	5.000%	Six Month BBSW	06/15/17	2
UBS	BRL	100	11.140%	Brazil Interbank Deposit Rate	01/02/12	1
UBS	BRL	100	10.605%	Brazil Interbank Deposit Rate	01/02/13	—
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	6
UBS	BRL	100	10.990%	Brazil Interbank Deposit Rate	01/02/14	—
UBS	BRL	200	10.770%	Brazil Interbank Deposit Rate	01/02/14	—
UBS	BRL	200	12.250%	Brazil Interbank Deposit Rate	01/02/14	5
UBS	BRL	300	11.760%	Brazil Interbank Deposit Rate	01/02/14	3
UBS	EUR	2,620	Six Month EURIBOR	1.940%	08/26/14	(8)
UBS	EUR	1,780	2.518%	Six Month EURIBOR	08/26/16	19
UBS	EUR	400	Six Month EURIBOR	3.070%	08/26/20	(11)
UBS	EUR	100	2.500%	Six Month EURIBOR	03/21/22	(1)

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $48						95

See accompanying notes which are an integral part of the quarterly report.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

D.R. Horton, Inc.	Deutsche Bank	3.564%	USD	80	(1.000%	)	09/20/16	9
D.R. Horton, Inc.	Goldman Sachs	3.564%	USD	80	(1.000%	)	09/20/16	9
GE Capital Corp.	Citibank	2.882%	USD	200	4.000%		12/20/13	5
GE Capital Corp.	Deutsche Bank	2.882%	USD	100	4.900%		12/20/13	5
Pulte Homes, Inc.	JPMorgan	4.930%	USD	1,000	(3.870%	)	03/20/14	24

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($10)								52

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Bank of America	USD	205	(0.840%	)	10/12/52	51
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%	)	10/12/52	89
CMBX AJ Index	Credit Suisse First Boston	USD	930	(0.840%	)	10/12/52	230
Dow Jones CDX Index	Bank of America	USD	3,500	1.000%		06/20/16	(55)
Dow Jones CDX Index	Bank of America	USD	3,500	(1.000%	)	06/20/14	6
Dow Jones CDX Index	Barclays Bank PLC	USD	100	5.000%		12/20/15	6
Dow Jones CDX Index	Barclays Bank PLC	USD	300	5.000%		06/20/15	16
Dow Jones CDX Index	Citibank	USD	200	5.000%		12/20/15	11
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%		12/20/12	6
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(183)
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%		12/20/15	11
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		06/20/15	47
Dow Jones CDX Index	Deutsche Bank	USD	2,800	(1.000%	)	06/20/14	5
Dow Jones CDX Index	Deutsche Bank	USD	1,450	1.000%		06/20/16	(23)
Dow Jones CDX Index	JPMorgan	USD	386	0.553%		12/20/17	2
Dow Jones CDX Index	JPMorgan	USD	2,400	1.000%		06/20/16	(38)
Dow Jones CDX Index	JPMorgan	USD	3,799	(1.000%	)	06/20/14	6
Dow Jones CDX Index	JPMorgan	USD	3,700	(1.000%	)	06/20/14	6
Dow Jones CDX Index	JPMorgan	USD	1,100	1.000%		06/20/16	(17)
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%		12/20/15	17
Dow Jones CDX Index	Morgan Stanley	USD	800	5.000%		06/20/15	42
Dow Jones CDX Index	Pershing LLC 1st Rebublic P.B. CNS	USD	193	0.548%		12/20/17	1

Total Market Value on Open Credit Indices Premiums Paid (Received) - ($745)							236

See accompanying notes which are an integral part of the quarterly report.

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	HSBC	1.786%	USD	100	1.000%	09/20/15	(3)
Brazil Government International Bond	JPMorgan	1.786%	USD	100	1.000%	09/20/15	(3)
Brazil Government International Bond	Barclays Bank PLC	1.824%	USD	700	1.000%	12/20/15	(22)
Brazil Government International Bond	Bank of America	1.880%	USD	500	1.000%	03/20/16	(18)
Brazil Government International Bond	Credit Suisse Financial Products	1.931%	USD	200	1.000%	06/20/16	(8)
China Government International Bond	Barclays Bank PLC	1.918%	USD	800	1.000%	06/20/16	(32)
Federative Republic of Brazil	Barclays Bank PLC	1.743%	USD	500	1.000%	06/20/15	(13)
Federative Republic of Brazil	Deutsche Bank	1.743%	USD	1,000	1.000%	06/20/15	(26)
Federative Republic of Brazil	Goldman Sachs	1.743%	USD	500	1.000%	06/20/15	(13)
France Government International Bond	Goldman Sachs	1.792%	USD	400	0.250%	06/20/16	(27)
French Government International Bond	HSBC	1.825%	USD	100	0.250%	09/20/16	(7)
French Government International Bond	Barclays Bank PLC	1.827%	USD	1,555	0.250%	09/20/16	(113)
Italy Government International Bond	Deutsche Bank	4.686%	USD	100	1.000%	06/20/16	(15)
Japan Government International Bond	Bank of America	1.354%	USD	200	1.000%	03/20/16	(3)
Japan Government International Bond	Bank of America	1.354%	USD	100	1.000%	03/20/16	(2)
Japan Government International Bond	JPMorgan	1.354%	USD	700	1.000%	03/20/16	(11)
Japan Government International Bond	Goldman Sachs	1.393%	USD	200	1.000%	06/20/16	(4)
Mexico Government International Bond	Morgan Stanley	0.732%	USD	100	0.750%	01/20/12	—
Mexico Government International Bond	Barclays Bank PLC	1.880%	USD	100	1.000%	03/20/16	(4)
Mexico Government International Bond	Citibank	1.880%	USD	500	1.000%	03/20/16	(18)
Mexico Government International Bond	HSBC	1.880%	USD	500	1.000%	03/20/16	(18)
Mexico Government International Bond	HSBC	2.300%	USD	500	1.000%	03/20/21	(49)
Russia Government International Bond	Citibank	2.982%	USD	700	1.000%	03/20/16	(57)
Spain Government International Bond	Citibank	3.799%	USD	300	1.000%	06/20/16	(34)
United Kingdom Gilt	Societe Generale	0.722%	USD	300	1.000%	03/20/15	3
United Kingdom Gilt	UBS	0.722%	USD	100	1.000%	03/20/15	1
United Kingdom Gilt	UBS	0.722%	USD	300	1.000%	03/20/15	3
United Kingdom Gilt	Deutsche Bank	0.850%	USD	200	1.000%	03/20/16	1
United Kingdom Gilt	Bank of America	0.883%	USD	200	1.000%	06/20/16	1
United Kingdom Gilt	Citibank	0.883%	USD	200	1.000%	06/20/16	1
United Kingdom Gilt	Morgan Stanley	0.883%	USD	400	1.000%	06/20/16	2
United Kingdom Gilt	UBS	0.883%	USD	400	1.000%	06/20/16	2

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - $163							(486)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($592)							(198)

See accompanying notes which are an integral part of the quarterly report.

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$32,066	$—	$32,066
Corporate Bonds and Notes	—	94,136	—	94,136
International Debt	—	53,967	700	54,667
Loan Agreements	—	891	—	891
Mortgage-Backed Securities	—	216,140	2,458	218,598
Municipal Bonds	—	11,840	—	11,840
Non-US Bonds	—	7,531	—	7,531
United States Government Agencies	—	8,246	—	8,246
United States Government Treasuries	—	57,614	—	57,614
Common Stocks	—	1	—	1
Preferred Stocks	—	—	369	369
Options Purchased	—	17	—	17
Short-Term Investments	—	76,673	56	76,729
Repurchase Agreements	—	15,300	—	15,300
Other Securities	—	5,254	—	5,254

Total Investments	—	579,676	3,583	583,259

Other Financial Instruments
Futures Contracts	1,968	—	—	1,968
Options Written	(4)	(395)	(95)	(494)
Foreign Currency Exchange Contracts	(1)	(396)	—	(397)
Interest Rate Swap Contracts	—	47	—	47
Credit Default Swap Contracts	—	394	—	394

Total Other Financial Instruments*	$1,963	$(350)	$(95)	$1,518

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending September 30, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of the quarterly report.

Core Bond Fund	49

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.1%
Australia - 8.6%
BGP Holdings PLC (Æ)(Å)	926,311	—
CFS Retail Property Trust (ö)	1,722,387	2,888
Charter Hall Office REIT (ö)	162,000	519
Charter Hall Retail REIT (ö)	200,000	600
Commonwealth Property Office Fund (ö)	796,971	685
Dexus Property Group (ö)	4,125,521	3,254
FKP Property Group	1,340,788	573
Goodman Group (ö)	3,480,458	1,904
GPT Group (ö)	1,268,971	3,792
Investa Office Fund (ö)	3,747,100	2,170
Mirvac Group Class REIT (ö)	1,279,259	1,396
Stockland (ö)	1,989,214	5,534
Westfield Group (ö)	1,210,724	8,964
Westfield Retail Trust (ö)	2,007,755	4,658

		36,937

Austria - 0.2%
Conwert Immobilien Invest SE (Ñ)	87,721	1,058

Brazil - 0.7%
Aliansce Shopping Centers SA	40,821	273
BR Malls Participacoes SA	76,281	779
BR Properties SA	161,397	1,467
Multiplan Empreendimentos Imobiliarios SA	30,400	563

		3,082

Canada - 4.4%
Boardwalk Real Estate Investment Trust (ö)	80,830	3,716
Brookfield Office Properties, Inc.	220,297	3,040
Canadian Real Estate Investment Trust (ö)	31,041	1,057
Chartwell Seniors Housing Real Estate Investment Trust Class Trust Unit (ö)	115,164	830
Dundee Real Estate Investment Trust (ö)	50,828	1,541
Dundee Real Estate Investment Trust (ö)	11,999	364
First Capital Realty, Inc. Class A (Ñ)	24,400	396
H&R Real Estate Investment Trust (ö)	49,600	993
Primaris Retail Real Estate Investment Trust Class Common Subscription Recei (ö)	129,000	2,523
RioCan Real Estate Investment Trust Class Trust Unit (ö)	186,663	4,630

		19,090

Finland - 0.3%
Citycon OYJ	124,468	425
Sponda OYJ	235,060	884

		1,309

France - 4.2%
Fonciere Des Regions (ö)	8,534	596
Gecina SA (ö)	9,860	864
Klepierre - GDR (ö)	57,729	1,619
Mercialys SA (ö)	21,396	762

	Principal Amount ($) or Shares	Market Value $
Societe de la Tour Eiffel (ö)	3,306	188
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	11,212	1,080
Unibail-Rodamco SE (ö)	73,741	13,141

		18,250

Germany - 0.9%
Alstria Office REIT-AG (ö)	60,671	704
Deutsche Wohnen AG	192,298	2,563
GSW Immobilien AG (Æ)	23,092	656
IVG Immobilien AG (Æ)	16,056	55

		3,978

Hong Kong - 11.4%
Agile Property Holdings, Ltd.	340,000	216
China Overseas Land & Investment, Ltd. (Ñ)	2,990,000	4,278
China Resources Land, Ltd.	1,604,000	1,686
Country Garden Holdings Co. (Ñ)	2,577,000	694
Evergrande Real Estate Group, Ltd.	943,000	283
Hang Lung Properties, Ltd. - ADR	1,250,405	3,657
Henderson Land Development Co., Ltd. (Ñ)	367,696	1,631
Hongkong Land Holdings, Ltd.	1,523,000	6,743
Hysan Development Co., Ltd.	695,248	2,086
Kerry Properties, Ltd.	535,500	1,684
Link REIT (The) (ö)	1,151,992	3,640
Shimao Property Holdings, Ltd.	1,335,500	978
Sino Land Co., Ltd. (Ñ)	1,506,000	1,992
Soho China, Ltd. (Ñ)	440,000	273
Sun Hung Kai Properties, Ltd.	1,332,000	15,095
Wharf Holdings, Ltd. (Ñ)	600,789	2,920
Wheelock & Co., Ltd.	335,000	979

		48,835

Italy - 0.1%
Beni Stabili SpA (ö)	867,074	457

Japan - 10.0%
Advance Residence Investment Corp. Class A (ö)	525	949
Aeon Mall Co., Ltd. (Ñ)	84,100	1,912
Frontier Real Estate Investment Corp. (Ñ)(ö)	58	513
Japan Prime Realty Investment Corp. Class A (Ñ)(ö)	211	540
Japan Real Estate Investment Corp. Class A (Ñ)(ö)	295	2,878
Japan Retail Fund Investment Corp. Class A (Ñ)(ö)	561	903
Mitsubishi Estate Co., Ltd. (Ñ)	607,480	9,832
Mitsui Fudosan Co., Ltd. (Ñ)	692,496	10,960
Nippon Accommodations Fund, Inc. Class A (ö)	120	847
Nippon Building Fund, Inc. Class A (Ñ)(ö)	549	5,674
Nomura Real Estate Holdings, Inc.	53,100	801
Nomura Real Estate Office Fund, Inc. Class A (ö)	26	158
Sumitomo Realty & Development Co., Ltd. (Ñ)	237,600	4,566

50	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tokyu Land Corp.	104,000	373
United Urban Investment Corp. Class A (Ñ)(ö)	1,808	1,902

		42,808

Netherlands - 0.8%
Corio NV (ö)	41,742	1,920
Eurocommercial Properties NV (ö)	32,072	1,232
Wereldhave NV (ö)	2,318	163

		3,315

Norway - 0.3%
Norwegian Property ASA	905,740	1,207

Philippines - 0.3%
SM Prime Holdings, Inc.	5,224,021	1,452

Singapore - 4.2%
Ascendas Real Estate Investment Trust (Æ)(ö)	818,000	1,264
CapitaCommercial Trust (Æ)(Ñ)(ö)	1,698,000	1,286
CapitaLand, Ltd. (Ñ)	1,841,000	3,431
CapitaMall Trust Class A (Æ)(Ñ)(ö)	1,903,000	2,643
CapitaMalls Asia, Ltd. (Ñ)	781,719	714
City Developments, Ltd. (Ñ)	114,000	828
Frasers Centrepoint Trust Class REIT (ö)	580,887	637
Global Logistic Properties, Ltd. (Æ)(Ñ)	2,428,896	3,047
Keppel Land, Ltd. (Ñ)	147,697	289
Mapletree Industrial Trust (ö)	1,057,885	875
Mapletree Logistics Trust (Æ)(ö)	388,608	251
Overseas Union Enterprise, Ltd. (Ñ)	346,000	561
Perennial China Retail Trust (Æ)(ö)	2,148,000	740
Suntec Real Estate Investment Trust (ö)	1,605,500	1,405

		17,971

Sweden - 1.1%
Castellum AB	156,883	1,911
Fabege AB	175,206	1,323
Hufvudstaden AB Class A	74,497	721
Wihlborgs Fastigheter AB	51,862	654

		4,609

Switzerland - 1.0%
PSP Swiss Property AG (Æ)	27,117	2,433
Swiss Prime Site AG Class A (Æ)	20,958	1,688

		4,121

United Kingdom - 5.3%
Big Yellow Group PLC (ö)	111,118	413
British Land Co. PLC (ö)	718,031	5,302
Capital & Counties Properties PLC	149,764	391
Capital Shopping Centres Group PLC Class H (ö)	95,999	488
Derwent London PLC (ö)	91,045	2,036
Great Portland Estates PLC (ö)	291,864	1,541
Hammerson PLC (ö)	839,861	4,901

	Principal Amount ($) or Shares	Market Value $
Land Securities Group PLC (ö)	454,367	4,526
Metric Property Investments PLC (ö)	172,700	268
Segro PLC (ö)	403,981	1,380
Shaftesbury PLC (ö)	114,378	828
Unite Group PLC	276,739	710

		22,784

United States - 43.3%
Acadia Realty Trust (ö)	36,000	673
Alexandria Real Estate Equities, Inc. (ö)	47,735	2,930
American Assets Trust, Inc. (ö)	63,335	1,137
American Campus Communities, Inc. (ö)	35,000	1,302
Apartment Investment & Management Co. Class A (ö)	72,123	1,595
AvalonBay Communities, Inc. (ö)	65,697	7,492
BioMed Realty Trust, Inc. (ö)	90,563	1,500
Boston Properties, Inc. (ö)	91,336	8,138
BRE Properties, Inc. Class A (ö)	13,389	567
Camden Property Trust (ö)	47,600	2,630
Campus Crest Communities, Inc. (ö)	27,300	297
Colonial Properties Trust (ö)	38,226	694
Coresite Realty Corp. (ö)	14,800	212
Corporate Office Properties Trust (ö)	9,200	200
DCT Industrial Trust, Inc. (ö)	322,014	1,414
DDR Corp. (ö)	243,418	2,654
DiamondRock Hospitality Co. (ö)	88,038	615
Digital Realty Trust, Inc. (Ñ)(ö)	30,619	1,689
Douglas Emmett, Inc. (ö)	36,399	622
Duke Realty Corp. (ö)	71,739	753
DuPont Fabros Technology, Inc. (Ñ)(ö)	93,780	1,846
Entertainment Properties Trust (ö)	25,200	982
Equity Lifestyle Properties, Inc. (ö)	35,843	2,247
Equity Residential (ö)	198,371	10,289
Essex Property Trust, Inc. (ö)	19,203	2,305
Extra Space Storage, Inc. (ö)	100,300	1,868
Federal Realty Investment Trust (ö)	49,081	4,044
First Industrial Realty Trust, Inc. (Æ)(ö)	132,202	1,058
First Potomac Realty Trust (ö)	67,100	837
Forest City Enterprises, Inc. Class A (Æ)	133,934	1,427
General Growth Properties, Inc. (ö)	235,404	2,848
HCP, Inc. (ö)	330,280	11,580
Health Care REIT, Inc. (ö)	69,235	3,240
Healthcare Realty Trust, Inc. (ö)	1,187	20
Hersha Hospitality Trust Class A (ö)	206,904	716
Highwoods Properties, Inc. (ö)	30,100	851
Home Properties, Inc. (ö)	24,787	1,407
Host Hotels & Resorts, Inc. (ö)	419,724	4,592
Hyatt Hotels Corp. Class A (Æ)	48,601	1,525
Icad, Inc. (ö)	3,241	253
Kilroy Realty Corp. (ö)	122,227	3,825
Kimco Realty Corp. (ö)	236,986	3,562
Kite Realty Group Trust (ö)	35,858	131
Liberty Property Trust (Ñ)(ö)	137,895	4,015
Macerich Co. (The) (ö)	117,473	5,008
Mid-America Apartment Communities, Inc. (ö)	17,600	1,060
National Retail Properties, Inc. (ö)	55,608	1,494

Global Real Estate Securities Fund	51

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Omega Healthcare Investors, Inc. (ö)	63,300		1,008
Pebblebrook Hotel Trust (ö)	33,600		526
Piedmont Office Realty Trust, Inc. Class A (Ñ)(ö)	67,400		1,090
Post Properties, Inc. (ö)	36,418		1,265
ProLogis, Inc. (ö)	301,154		7,303
PS Business Parks, Inc. (ö)	6,856		340
Public Storage (ö)	55,300		6,158
Regency Centers Corp. (ö)	89,675		3,168
Retail Opportunity Investments Corp. (Ñ)(ö)	98,840		1,095
RLJ Lodging Trust( (ö)	36,400		465
Senior Housing Properties Trust (ö)	28,300		610
Simon Property Group, Inc. (ö)	210,643		23,170
SL Green Realty Corp. (ö)	44,474		2,586
Sovran Self Storage, Inc. (ö)	17,200		639
Starwood Hotels & Resorts Worldwide, Inc. (ö)	27,724		1,076
Sunstone Hotel Investors, Inc. (Æ)(ö)	24,700		141
Tanger Factory Outlet Centers (ö)	7,600		198
Taubman Centers, Inc. (ö)	8,900		448
UDR, Inc. (ö)	148,261		3,283
Ventas, Inc. (ö)	187,575		9,267
Vornado Realty Trust (ö)	143,252		10,690
Washington Real Estate Investment Trust (ö)	3,616		102
Weingarten Realty Investors (ö)	68,142		1,443

			186,215

Total Common Stocks (cost $423,083)			417,478

Short-Term Investments - 2.1%
United States - 2.1%
Russell U.S. Cash Management Fund	8,895,67	3 (¥)	8,896

Total Short-Term Investments (cost $8,896)			8,896

Other Securities - 9.6%
Russell Investment Funds Liquidating Trust (×)	2,485,71	0(¥)	2,626
Russell U.S. Cash Collateral Fund (×)	38,871,55	0(¥)	38,872

Total Other Securities (cost $41,357)			41,498

Total Investments - 108.8% (identified cost $473,336)			467,872

Other Assets and Liabilities, Net - (8.8%)			(37,926)

Net Assets - 100.0%			429,946

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the quarterly report.

52	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	7	AUD	700	12/11	(12)
FTSE EPRA Europe Index Futures	210	EUR	2,548	12/11	(36)
Hang Seng Index Futures (Hong Kong)	9	HKD	7,839	10/11	(24)
S&P Midcap 400 E-Mini Index Futures (CME)	40	USD	3,116	12/11	(220)
S&P TSE 60 Index Futures (Canada)	3	CAD	399	12/11	(15)
SGX MSCI Singapore Index Futures (Singapore)	7	SGD	430	10/11	(4)
TOPIX Index Futures (Japan)	8	JPY	60,600	12/11	12

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(299)

See accompanying notes which are an integral part of the quarterly report.

Global Real Estate Securities Fund	53

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	EUR	207	USD	281	10/03/11	(3)
Bank of America	SEK	168	USD	25	10/03/11	—
Barclays Bank PLC	CAD	83	USD	84	12/21/11	(5)
Barclays Bank PLC	EUR	578	USD	791	12/21/11	(18)
Barclays Bank PLC	HKD	1,983	USD	254	12/21/11	—
Barclays Bank PLC	JPY	14,333	USD	187	12/21/11	(1)
Commonwealth Bank of Australia	AUD	150	USD	153	12/21/11	(9)
Commonwealth Bank of Australia	CAD	83	USD	84	12/21/11	(5)
Commonwealth Bank of Australia	JPY	14,333	USD	187	12/21/11	(1)
Commonwealth Bank of Australia	SGD	108	USD	87	12/21/11	(4)
Credit Suisse First Boston	AUD	150	USD	153	12/21/11	(9)
Credit Suisse First Boston	SGD	108	USD	87	12/21/11	(4)
Deutsche Bank AG	EUR	578	USD	791	12/21/11	(18)
Deutsche Bank AG	JPY	14,333	USD	187	12/21/11	(1)
HSBC Bank PLC	USD	270	EUR	200	12/21/11	2
HSBC Bank PLC	USD	131	JPY	10,000	12/21/11	1
HSBC Bank PLC	AUD	150	USD	153	12/21/11	(9)
HSBC Bank PLC	CAD	83	USD	84	12/21/11	(5)
HSBC Bank PLC	EUR	578	USD	792	12/21/11	(17)
HSBC Bank PLC	HKD	1,983	USD	254	12/21/11	—
HSBC Bank PLC	JPY	14,333	USD	187	12/21/11	(1)
HSBC Bank PLC	SGD	108	USD	87	12/21/11	(4)
JP Morgan Chase Bank	USD	551	EUR	400	12/21/11	16
JP Morgan Chase Bank	USD	128	HKD	1,000	12/21/11	—
JP Morgan Chase Bank	AUD	150	USD	153	12/21/11	(9)
JP Morgan Chase Bank	CAD	83	USD	84	12/21/11	(5)
JP Morgan Chase Bank	HKD	1,983	USD	254	12/21/11	—
JP Morgan Chase Bank	JPY	14,333	USD	187	12/21/11	(1)
JP Morgan Chase Bank	SGD	108	USD	87	12/21/11	(4)
Mellon Bank	EUR	578	USD	792	12/21/11	(18)
Royal Bank of Canada	AUD	150	USD	153	12/21/11	(9)
Royal Bank of Canada	CAD	83	USD	84	12/21/11	(5)
Royal Bank of Canada	EUR	578	USD	791	12/21/11	(17)
Royal Bank of Canada	HKD	1,983	USD	254	12/21/11	—
Royal Bank of Canada	JPY	14,333	USD	187	12/21/11	(1)
Royal Bank of Canada	SGD	108	USD	87	12/21/11	(4)
State Street Bank & Trust Co.	USD	18	AUD	18	10/04/11	—
State Street Bank & Trust Co.	USD	36	AUD	38	10/04/11	—
State Street Bank & Trust Co.	USD	40	AUD	40	10/04/11	1
State Street Bank & Trust Co.	USD	21	AUD	21	10/05/11	—
State Street Bank & Trust Co.	USD	11	AUD	11	10/06/11	—
State Street Bank & Trust Co.	USD	212	AUD	218	10/06/11	1
State Street Bank & Trust Co.	USD	102	AUD	100	12/21/11	6
State Street Bank & Trust Co.	USD	51	CAD	50	12/21/11	3
State Street Bank & Trust Co.	USD	269	EUR	200	12/21/11	1
State Street Bank & Trust Co.	USD	415	EUR	300	12/21/11	13
State Street Bank & Trust Co.	USD	23	GBP	15	10/03/11	—
State Street Bank & Trust Co.	USD	28	GBP	18	10/04/11	—
State Street Bank & Trust Co.	USD	18	HKD	137	10/04/11	—
State Street Bank & Trust Co.	USD	94	HKD	735	10/04/11	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	12/21/11	—
State Street Bank & Trust Co.	USD	196	JPY	15,000	12/21/11	1
State Street Bank & Trust Co.	USD	1	SGD	2	10/03/11	—

See accompanying notes which are an integral part of the quarterly report.

54	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	27	SGD	35	10/04/11	—
State Street Bank & Trust Co.	USD	42	SGD	54	10/04/11	—
State Street Bank & Trust Co.	USD	67	SGD	86	10/04/11	1
State Street Bank & Trust Co.	USD	15	SGD	19	10/05/11	—
State Street Bank & Trust Co.	USD	23	SGD	29	10/05/11	—
State Street Bank & Trust Co.	USD	75	SGD	98	10/05/11	—
State Street Bank & Trust Co.	USD	80	SGD	100	12/21/11	4
State Street Bank & Trust Co.	AUD	227	JPY	16,907	10/04/11	—
State Street Bank & Trust Co.	AUD	11	SGD	14	10/04/11	—
State Street Bank & Trust Co.	AUD	155	USD	150	10/06/11	(1)
State Street Bank & Trust Co.	BRL	—	USD	—	10/03/11	—
State Street Bank & Trust Co.	BRL	12	USD	7	10/03/11	—
State Street Bank & Trust Co.	BRL	2	USD	1	10/04/11	—
State Street Bank & Trust Co.	BRL	119	USD	63	10/04/11	—
State Street Bank & Trust Co.	CHF	14	USD	16	10/03/11	—
State Street Bank & Trust Co.	CHF	68	USD	76	10/03/11	(1)
State Street Bank & Trust Co.	CHF	25	USD	28	10/04/11	—
State Street Bank & Trust Co.	CHF	47	USD	51	10/05/11	—
State Street Bank & Trust Co.	EUR	200	USD	272	12/21/11	(4)
State Street Bank & Trust Co.	EUR	300	USD	410	12/21/11	(8)
State Street Bank & Trust Co.	EUR	578	USD	791	12/21/11	(17)
State Street Bank & Trust Co.	HKD	158	USD	20	10/04/11	—
State Street Bank & Trust Co.	HKD	757	USD	97	10/04/11	—
State Street Bank & Trust Co.	HKD	500	USD	64	12/21/11	—
State Street Bank & Trust Co.	HKD	1,983	USD	254	12/21/11	—
State Street Bank & Trust Co.	NOK	44	USD	8	10/03/11	—
State Street Bank & Trust Co.	NOK	1	USD	—	10/04/11	—
State Street Bank & Trust Co.	NOK	14	USD	2	10/04/11	—
State Street Bank & Trust Co.	NOK	123	USD	21	10/04/11	—
State Street Bank & Trust Co.	SGD	44	USD	34	10/03/11	(1)
State Street Bank & Trust Co.	SGD	85	USD	66	10/04/11	(1)
State Street Bank & Trust Co.	SGD	91	USD	70	10/04/11	(1)
State Street Bank & Trust Co.	SGD	51	USD	39	10/05/11	—
State Street Bank & Trust Co.	SGD	100	USD	76	10/05/11	—
UBS AG	USD	58	AUD	60	12/21/11	1
UBS AG	USD	24	CAD	25	12/21/11	—
UBS AG	USD	431	EUR	320	12/21/11	2
UBS AG	USD	167	HKD	1,300	12/21/11	—
UBS AG	USD	66	JPY	5,000	12/21/11	1
UBS AG	USD	38	SGD	50	12/21/11	—
UBS AG	AUD	1	USD	1	10/03/11	—
UBS AG	CAD	3	USD	3	10/03/11	—
UBS AG	EUR	18	USD	23	10/03/11	1
UBS AG	HKD	234	USD	30	10/03/11	—
UBS AG	JPY	600	USD	8	10/03/11	—
UBS AG	SGD	6	USD	4	10/03/11	—
Westpac Banking Corp.	AUD	150	USD	153	12/21/11	(9)
Westpac Banking Corp.	CAD	83	USD	84	12/21/11	(5)
Westpac Banking Corp.	HKD	1,983	USD	254	12/21/11	—
Westpac Banking Corp.	SGD	108	USD	87	12/21/11	(4)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(184)

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the quarterly report.

Global Real Estate Securities Fund	55

Russell Investment Funds

Global Real Estate Securities Fund

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$—	$36,937	$—	$36,937
Austria	—	1,058	—	1,058
Brazil	3,082	—	—	3,082
Canada	18,726	—	364	19,090
Finland	—	1,309	—	1,309
France	—	18,250	—	18,250
Germany	—	3,978	—	3,978
Hong Kong	—	48,835	—	48,835
Italy	—	457	—	457
Japan	—	42,808	—	42,808
Netherlands	—	3,315	—	3,315
Norway	—	1,207	—	1,207
Philippines	—	1,452	—	1,452
Singapore	—	17,971	—	17,971
Sweden	—	4,609	—	4,609
Switzerland	—	4,121	—	4,121
United Kingdom	—	22,784	—	22,784
United States	185,962	253	—	186,215
Short-Term Investments	—	8,896	—	8,896
Other Securities	—	41,498	—	41,498

Total Investments	207,770	259,738	364	467,872

Other Financial Instruments
Futures Contracts	(299)	—	—	(299)
Foreign Currency Exchange Contracts	(2)	(182)	—	(184)

Total Other Financial Instruments*	$(301)	$(182)	$—	$(483)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant observable inputs (Level 3) were used in determining a value for the period ending September 30, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of the quarterly report.

56	Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2011 (Unaudited)

Footnotes:

(Æ)	Non income-producing security.
(ö)	Real Estate Investment Trust (REIT).
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(Ñ)	All or a portion of the shares of this security are on loan.
(×)	The security is purchased with the cash collateral from the securities loaned.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(ß)	Illiquid security.
(Ø)	In default.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(¥)	Unrounded units.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

BBSW - Bank Bill Swap Reference Rate

CME - Chicago Mercantile Exchange

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities.

TBA - To Be Announced Security

UK - United Kingdom

Notes to Schedules of Investments	57

Russell Investment Funds

Notes to Schedules of Investments, continued — September 30, 2011 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

58	Notes to Schedules of Investments

Russell Investment Funds

Notes to Quarterly Report — September 30, 2011 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”), as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the market value of such short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report	59

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2011 (Unaudited)

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Funds estimate the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in the aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the

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price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Funds will recognize transfers between levels as of the end of the reporting period. There were no significant transfers between the Levels as of September 30, 2011.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included within the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives

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in a Fund including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The Funds’ period end derivative investments, as presented in the Schedule of Investments or the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended September 30, 2011.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended September 30, 2011, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash reserves to markets and trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended September 30, 2011, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

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Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2011, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash reserves to markets
Aggressive Equity Fund	Exposing cash reserves to markets
Non-U.S. Fund	Exposing cash reserves to markets
Core Bond Fund	Return enhancement, hedging and exposing cash reserves to markets
Global Real Estate Securities Fund	Exposing cash reserves to markets

As of September 30, 2011, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures

Multi-Style Equity Fund	$1,750,000
Aggressive Equity Fund	700,000
Non-U.S. Fund	2,700,000
Core Bond Fund	257,000
Global Real Estate Securities Fund	1,220,000

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default, index and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies followed by each paying the other a series of interest payments based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

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A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of September 30, 2011, the Core Bond Fund had broker-owned cash collateral balances in connection with swaps contracts purchased (sold) as follows:

Due to Broker

Core Bond Fund	$960,104

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a

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poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedule of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit defaultswap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2011 for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended September 30, 2011, the Core Bond Fund entered into credit default swaps primarily for return enhancement and hedging.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended September 30, 2011, the Core Bond Fund entered into interest rate swaps primarily for return enhancement and hedging.

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Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2011, none of the Funds entered into index swaps.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. At September 30, 2011, the Core Bond Fund had no unfunded loan commitments.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States’ markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on

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real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to non-agency mortgages (e.g., sub-prime, Alternative A — paper (“Alt — A loans”)) and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Fund has exposure to agency mortgages, private non-agency mortgages (including those secured by subprime and Alt-A loans) and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Notes to Quarterly Report	67

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2011 (Unaudited)

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade, which the Core Bond Fund may invest in. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of September 30, 2011, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal, Therefore, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

68	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2011 (Unaudited)

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Core Bond Fund and Non-U.S. Fund had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings and other derivative transactions associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman Brothers securities.

RIMCo or the Funds’ money managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ money managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all the U.S. Lehman Brothers entities’ bankruptcy cases set a filing deadline for all those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. In the case of all other U.S. Lehman entities, the court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). The Lehman Brothers International (Europe) court set a filing deadline of December 31, 2012. To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to U.S. Lehman entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc., its parent company Lehman Brothers Holdings Inc. and securities positions facing Lehman Brothers Inc.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended September 30, 2011 were as follows:

	Core Bond Fund
	Number of Contracts	Premiums Received

Outstanding December 31, 2010	125	$873,046
Opened	166	2,723,699
Closed	(111)	(2,022,713)
Expired	(116)	(502,849)

Outstanding September 30, 2011	64	$1,071,183

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as

Notes to Quarterly Report	69

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2011 (Unaudited)

collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, pooled collateral vehicles that invest in short term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by State Street.

Each Fund that participates in the securities lending program has most of the cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, the Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle. On December 3, 2010, the Funds redeemed in-kind out of SLQT realizing certain losses as a result of such redemption, and proceeds of the redemption were invested in the RIF Liquidating Trust, an unregistered fund managed by State Street.

As of September 30, 2011, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
Multi-Style Equity Fund	$2,016,070	Pool of U.S. Government Securities
Aggressive Equity Fund	1,542,343	Pool of U.S. Government Securities
Non-U.S. Fund	544,119	Pool of U.S. Government Securities
Core Bond Fund	86,150	Pool of U.S. Government Securities

4.	Related Party Transactions

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund an unregistered Fund advised by RIMCo. As of September 30, 2011, the Funds have invested $121,690,639 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $93,802,571 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

5.	Federal Income Taxes

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund

Cost of Investments for Tax Purposes	$356,251,725	$170,088,651	$381,101,245	$578,540,302	$483,484,090

Gross Tax Unrealized Appreciation	93,274,615	14,391,045	23,214,744	18,584,880	138,652,116
Gross Tax Unrealized Depreciation	(101,810,424)	(22,990,204)	(52,081,944)	(13,866,194)	(154,264,391)

Net Tax Unrealized Appreciation (Depreciation)	$(8,535,809)	$(8,599,159)	$(28,867,200)	$4,718,686	$(15,612,275)

70	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2011 (Unaudited)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Funds’ Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Aggressive Equity Fund - 0.1%
Tsakos Energy Navigation, Ltd.	01/06/10	32,360	15.01	486	181

					181

Core Bond Fund - 0.7%
ARES CLO, Ltd.	01/15/09	271,172	78.41	213	263
Australia & New Zealand Banking Group, Ltd.	06/15/11	300,000	99.80	299	300
Canada Housing Trust No. 1	08/17/11	200,000	110.58	221	209
Chatham Light CLO, Ltd.	11/25/09	494,594	91.63	453	477
CIT Mortgage Loan Trust	10/05/07	180,000	100.00	180	74
CIT Mortgage Loan Trust	10/05/07	130,000	100.00	130	97
CIT Mortgage Loan Trust	10/05/07	51,714	100.00	52	50
DG Funding Trust	11/04/03	49	10,537.12	516	369
Escrow GM Corp	04/21/11	80,000	—	—	30
Ras Laffan Liquefied Natural Gas Co., Ltd. III	08/03/10	300,000	114.99	345	357
Symetra Financial Corp.	06/02/06	150,000	98.97	149	158
UBS AG	01/11/08	270,000	54.18	146	143
Washington Mutual Mortgage Pass Through Certificates	04/01/05	184,567	100.00	185	7
Westchester CLO, Ltd.	01/04/11	1,297,125	89.34	1,159	1,200

					3,734

Global Real Estate Securities Fund - 0.0%
BGP Holdings PLC	08/06/09	926,311	—	—	—

					—

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

7.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments to the Quarterly Report or additional disclosures.

Notes to Quarterly Report	71

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your insurance company for further details.

72	Shareholder Requests for Additional Information

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-308

2011 QUARTERLY REPORT

Russell

Investment Funds

LifePoints® Funds Variable Target Portfolio Series

SEPTEMBER 30, 2011

FUND

Conservative Strategy Fund

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment

Funds

Russell Investment Funds is a

series investment company with

10 different investment portfolios

referred to as Funds. This

Quarterly Report reports on five

of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

September 30, 2011 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds

Conservative Strategy Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 115.8%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 6.9%
RIC Russell U.S. Quantitative Equity Fund Class Y	127	3
RIF Multi-Style Equity Fund	286	4

		7

Fixed Income - 91.1%
RIC Russell Global Opportunistic Credit Fund Class Y	238	2
RIC Russell Investment Grade Bond Fund Class Y	1,073	24
RIC Russell Short Duration Bond Fund Class Y	1,124	21
RIF Core Bond Fund	4,240	45

		92

International Equities - 10.9%
RIC Russell Global Equity Fund Class Y	741	6
RIF Non-U.S. Fund	674	5

		11

Real Assets - 6.9%
RIC Russell Commodity Strategies Fund Class Y	211	2
RIC Russell Global Infrastructure Fund Class Y	242	3
RIF Global Real Estate Securities Fund	183	2

		7

Total Investments - 115.8% (identified cost $123)		117

Other Assets and Liabilities, Net - (15.8%)		(16)

Net Assets - 100.0%		101

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 13.1%
RIC Russell U.S. Quantitative Equity Fund Class Y	152,741	4,061
RIF Aggressive Equity Fund	136,445	1,356
RIF Multi-Style Equity Fund	306,455	3,644

		9,061

Fixed Income - 58.3%
RIC Russell Global Opportunistic Credit Fund Class Y	141,208	1,378
RIC Russell Investment Grade Bond Fund Class Y	625,938	13,933
RIF Core Bond Fund	2,348,322	25,033

		40,344

International Equities - 19.7%
RIC Russell Emerging Markets Fund Class Y	126,154	2,040
RIC Russell Global Equity Fund Class Y	717,290	5,423
RIF Non-U.S. Fund	734,263	6,146

		13,609

Real Assets - 8.9%
RIC Russell Commodity Strategies Fund Class Y	203,091	2,023
RIC Russell Global Infrastructure Fund Class Y	218,494	2,069
RIF Global Real Estate Securities Fund	173,858	2,041

		6,133

Total Investments - 100.0% (identified cost $67,626)		69,147

Other Assets and Liabilities, Net - (0.0%)		(23)

Net Assets - 100.0%		69,124

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 23.1%
RIC Russell U.S. Quantitative Equity Fund Class Y	604,661	16,078
RIF Aggressive Equity Fund	708,194	7,039
RIF Multi-Style Equity Fund	1,610,832	19,153

		42,270

Fixed Income - 39.2%
RIC Russell Global Opportunistic Credit Fund Class Y	564,792	5,512
RIF Core Bond Fund	6,209,182	66,190

		71,702

International Equities - 28.0%
RIC Russell Emerging Markets Fund Class Y	426,880	6,903
RIC Russell Global Equity Fund Class Y	2,338,513	17,679
RIF Non-U.S. Fund	3,198,745	26,773

		51,355

Real Assets - 9.7%
RIC Russell Commodity Strategies Fund Class Y	701,042	6,982
RIC Russell Global Infrastructure Fund Class Y	578,019	5,474
RIF Global Real Estate Securities Fund	446,808	5,246

		17,702

Total Investments - 100.0% (identified cost $185,462)		183,029

Other Assets and Liabilities, Net - (0.0%)		(51)

Net Assets - 100.0%		182,978

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 29.7%
RIC Russell U.S. Quantitative Equity Fund Class Y	407,214	10,828
RIF Aggressive Equity Fund	580,891	5,774
RIF Multi-Style Equity Fund	1,077,453	12,811

		29,413

Fixed Income - 19.7%
RIC Russell Global Opportunistic Credit Fund Class Y	424,875	4,147
RIF Core Bond Fund	1,444,232	15,395

		19,542

International Equities - 37.0%
RIC Russell Emerging Markets Fund Class Y	286,944	4,640
RIC Russell Global Equity Fund Class Y	1,791,658	13,545
RIF Non-U.S. Fund	2,218,039	18,565

		36,750

Real Assets - 13.6%
RIC Russell Commodity Strategies Fund Class Y	575,995	5,737
RIC Russell Global Infrastructure Fund Class Y	422,362	4,000
RIF Global Real Estate Securities Fund	323,426	3,797

		13,534

Total Investments - 100.0% (identified cost $104,003)		99,239

Other Assets and Liabilities, Net - (0.0%)		(33)

Net Assets - 100.0%		99,206

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 35.9%
RIC Russell U.S. Quantitative Equity Fund Class Y	145,116	3,859
RIF Aggressive Equity Fund	193,441	1,923
RIF Multi-Style Equity Fund	347,327	4,130

		9,912

Fixed Income - 5.1%
RIC Russell Global Opportunistic Credit Fund Class Y	144,039	1,406

International Equities - 44.1%
RIC Russell Emerging Markets Fund Class Y	118,446	1,915
RIC Russell Global Equity Fund Class Y	508,911	3,847
RIF Non-U.S. Fund	765,493	6,407

		12,169

Real Assets - 15.0%
RIC Russell Commodity Strategies Fund Class Y	163,700	1,630
RIC Russell Global Infrastructure Fund Class Y	118,288	1,120
RIF Global Real Estate Securities Fund	116,850	1,372

		4,122

Total Investments - 100.1% (identified cost $27,887)		27,609

Other Assets and Liabilities, Net - (0.1%)		(14)

Net Assets - 100.0%		27,595

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2011 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”) as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objectives by investing in a combination of Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

	Asset Allocation Targets as of May 1, 2011*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Domestic Equity Funds
RIC Russell U.S. Quantitative Equity Fund	0-8%	1-11%	4-14%	6-16%	9-19%
RIF Aggressive Equity Fund	0	0-7	0-9	1-11	2-12
RIF Multi-Style Equity Fund	0-8	0-10	5-15	7-17	10-20
Fixed Income Funds
RIC Russell Global Opportunistic Credit Fund	0-7	0-7	0-8	0-9	0-10
RIC Russell Investment Grade Bond Fund	15-25	15-25	0	0	0
RIC Russell Short Duration Bond Fund	13-23	0	0	0	0
RIF Core Bond Fund	33-43	31-41	30-40	10-20	0
International Equity Funds
RIC Russell Emerging Markets Fund	0	0-8	0-9	0-10	2-12
RIC Russell Global Equity Fund	0-10	3-13	5-15	9-19	9-19
RIF Non-U.S. Fund	0-10	4-14	10-20	14-24	18-28
Real Asset Funds
RIC Russell Commodity Strategies Fund	0-7	0-8	0-9	1-11	1-11
RIC Russell Global Infrastructure Fund	0-7	0-8	0-8	0-9	0-9
RIF Global Real Estate Securities Fund	0-7	0-8	0-8	0-9	0-10

*	Prospectus dated May 1, 2011, as supplemented June 9, 2011 and August 1, 2011

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at market price at the close of the principal exchange on which they are traded.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2011 (Unaudited)

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments.

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended September 30, 2011 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Federal Income Taxes

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$123,276	$70,729,767	$192,719,574	$108,716,449	$32,385,468

Unrealized Appreciation	$385	$990,249	$19,887,279	$3,553,938	$17,582,494
Unrealized Depreciation	(6,264)	(2,572,538)	(29,577,403)	(13,031,786)	(22,358,719)

Net Unrealized Appreciation (Depreciation)	$(5,879)	$(1,582,289)	$(9,690,124)	$(9,477,848)	$(4,776,225)

4.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments to the Quarterly Report or additional disclosures.

Notes to Quarterly Report	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

10	Shareholder Requests for Additional Information

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-309

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/S/ SANDRA CAVANAUGH
Sandra Cavanaugh Principal Executive Officer and Chief Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ SANDRA CAVANAUGH
Sandra Cavanaugh Principal Executive Officer and Chief Executive Officer

Date: November 28, 2011

By:	/S/ MARK E. SWANSON
Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 28, 2011